     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 1, 1999


                                                                FILE NO. 2-74452
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                        POST-EFFECTIVE AMENDMENT NO. 31                      [X]
                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]
                                AMENDMENT NO. 32                             [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                            ------------------------

                   MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (609) 282-2800


                                 TERRY K. GLENN

                   MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
              800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY 08536

                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                   COPIES TO:


    MICHAEL J. HENNEWINKEL, ESQ.       LEONARD B. MACKEY, JR., ESQ.
MERRILL LYNCH ASSET MANAGEMENT, L.P.        ROGERS & WELLS LLP
            P.O. BOX 9011                    200 PARK AVENUE
  PRINCETON, NEW JERSEY 08543-9011       NEW YORK, NEW YORK 10166


                            ------------------------

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

               [ ] immediately upon filing pursuant to paragraph (b)
               [ ] on (date) pursuant to paragraph (b)
               [X] 60 days after filing pursuant to paragraph (a)(1)
               [ ] on (date) pursuant to paragraph (a)(1) of rule 485
               [ ] 75 days after filing pursuant to paragraph (a)(2)
               [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

               [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE


     Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are offered for each Fund. This document consists of eighteen prospectuses for the Funds (one prospectus for each Fund), and an Appendix for the Class A Common Stock of the Funds and a separate Appendix for the Class B Common Stock of the Funds, each of which constitutes a part of the prospectus for either the Class A Common Stock of a Fund or the Class B Common Stock of a Fund, as appropriate. A table of contents may be found in each prospectus.



     The investment advisor of each Fund is Merrill Lynch Asset Management, L.P. (the "Investment Advisor"), a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation. The distributor of each Fund is Merrill Lynch Funds Distributor, Inc. ("MLFD"), a subsidiary of Princeton Funds Distributor, Inc.



     Both the Class A and Class B shares of the Funds are sold to separate accounts ("Separate Accounts") of certain insurance companies to fund benefits under variable annuity contracts ("Variable Annuity Contracts") and/or variable life insurance contracts (together with the Variable Annuity Contracts, the "Contracts") issued by such companies. The Company's Funds are currently sold to Merrill Lynch Life Insurance Company ("MLLIC"), ML Life Insurance Company of New York ("ML of New York"), indirect wholly owned subsidiaries of Merrill Lynch & Co. Inc., Hartford Life Insurance Company ("Hartford"), Annuity Investors Life Insurance Company ("AILIC"), Family Life Insurance Company ("Family Life"), The AIG Life Companies (U.S.)("AIG Life"), American International Life Assurance Company of New York, ("Hartford of NY"), American Fidelity Assurance Company ("American Fidelity"), Annuity Investors SM Life Insurance Company ("Annuity Investors"), PFL Life Insurance Company ("PFL Life"), AUSA Life Insurance Company ("AUSA"), Hartford Life and Annuity Insurance Company ("Hartford Life and Annuity"), Manulife Financial ("Manulife"), Manufacturers Life Insurance Company of New York ("Manufacturers of New York"), Monarch Life Insurance Company ("Monarch and, together with ML of New York, MLLIC, Hartford, Family Life, AIG Life, Hartford of NY, Annuity Investors, PFL Life, AUSA, Hartford Life and Annuity, Manulife, Manufacturers of New York and AILIC, the "Insurance Companies"). The Separate Accounts invest in shares of the Funds in accordance with instructions received from Contract owners. The Contracts, other than Contracts issued by AILIC, are offered by agents of Merrill Lynch Life Agency, Inc. ("MLLA"), an affiliate of the Investment Adviser, and Contracts issued by any Insurance Company may be offered by agents associated with that Insurance Company. MLLIC and ML of New York are also affiliates of the Investment Adviser.

THIS INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT USE THIS PROSPECTUS TO SELL SECURITIES UNTIL THE REGISTRATION STATEMENT CONTAINING THIS PROSPECTUS, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

               Prospectus

                                                            [MERRILL LYNCH LOGO]

               Subject to Completion Preliminary Prospectus Dated March 1, 1999

                              Merrill Lynch Variable Series Funds


                                                     [MERRILL LYNCH ARTWORK]




                                                             April    , 1999


                    THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE INVESTING, INCLUDING INFORMATION ABOUT RISKS. PLEASE READ IT BEFORE YOU INVEST AND KEEP IT FOR FUTURE REFERENCE.


                    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents


Merrill Lynch American Balanced Fund




                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch American Balanced Fund at a Glance........     3
Risk/Return Bar Chart.......................................     5
Financial Highlights........................................     6

[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE FUND
------------------------------------------------------------------
How the Fund Invests........................................     7
Investment Strategies.......................................     8

APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-3
Investment Strategies.......................................   A-3
Types of Investment Risk....................................   A-8
Special Risks Associated with Foreign Investments
Generally...................................................   A-9
Special Risks Associated with European Economic and Monetary
Union.......................................................  A-11
How to Buy and Sell Shares..................................  A-12
How Shares Are Priced.......................................  A-13
Dividends and Taxes.........................................  A-13

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE FUND
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover


                      MERRILL LYNCH AMERICAN BALANCED FUND

Key Facts [KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

EQUITIES -- Securities representing ownership of a company ("stock") or securities whose price is linked to the value of securities that represent company ownership.


DEBT -- Securities representing an obligation to pay specified amounts at specified times such as bonds.



FIXED-INCOME INVESTMENTS -- Instruments that pay a stated rate of interest or other repayment, including regular debt obligations as well as preferred stock that carries a promised level of dividend payments.



VOLATILITY -- the frequency and amount of changes to the Fund's net asset value.



THE MERRILL LYNCH AMERICAN BALANCED FUND AT A GLANCE
--------------------------------------------------------------------------------

WHAT IS THE FUND'S STATED INVESTMENT OBJECTIVE?

The investment objective of the American Balanced Fund is to seek a level of current income and degree of stability of principal not normally available from an investment solely in EQUITY SECURITIES, as well as the opportunity for capital appreciation greater than is normally available from an investment solely in DEBT SECURITIES.


WHAT ARE THE FUND'S GOALS?


The Fund tries to choose a mix of investments including some that will increase in value, some that provide current income through interest or dividends, and some that may do both. The Fund tries to blend these investments to create a portfolio that produces more current income with less VOLATILITY than an all stock fund would, but also produces more capital growth than an all bond fund would. We cannot guarantee that the Fund will achieve its goals.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in a balanced portfolio of U.S. equities and debt securities.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


As with any mutual fund, the value of the Fund's investments, and therefore the value of the Fund's shares, may go up or down. Changes in the value of the Fund's equity investments may occur because the stock market is rising or falling. Changes in the value of the Fund's FIXED-INCOME INVESTMENTS may occur in response to interest rate movements -- generally, when interest rates go up, the value of fixed-income instruments goes down. Changes in the value of both the Fund's equity and fixed-income investments may also occur as the result of specific factors that affect particular investments. If the value of the Fund's investments goes down, you may lose money.





                      MERRILL LYNCH AMERICAN BALANCED FUND                     3

[KEY FACTS ICON] Key Facts


WHO SHOULD INVEST?


The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

       - are willing to accept the risk of short-term changes in the Fund's share value in exchange for the potential of higher long-term returns than available from a fund invested only in fixed-income securities.

       - are looking for an investment that provides some current income with less volatility than a fund invested only in equity securities and the potential for higher long-term returns than available from a money market fund.

4                    MERRILL LYNCH AMERICAN BALANCED FUND

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for Class A shares for each complete calendar year since the Fund's inception. The table compares the average annual total returns of the Fund's Class A shares for the periods shown with those of the S&P 500 Index and the Weighted Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.


                                  [BAR CHART]

 1989          1990        1991       1992       1993       1994       1995       1996       1997         1998
------        ------      ------     ------     ------     ------     ------     ------     ------       ------
18.11%         1.22%      20.65%      5.72%     13.49%     -4.19%     20.81%      9.73%     17.11%       13.56%


During the ten year period shown in the bar chart, the highest return for a quarter was 10.79% (quarter ended December 31, 1998) and the lowest return for a quarter was -8.03% (quarter ended September 30, 1998).



 AVERAGE ANNUAL TOTAL RETURNS
 (FOR THE CALENDAR YEAR ENDED)     PAST         PAST
 DECEMBER 31, 1998               ONE YEAR    FIVE YEARS    PAST TEN YEARS
--------------------------------------------------------------------------
 VS: American Balanced Fund       13.56%       11.05%          11.32%
--------------------------------------------------------------------------
 S&P 500*                         28.58%       24.05%          19.20%
--------------------------------------------------------------------------
 Weighted Index**                 14.64%       12.14%          11.48%
--------------------------------------------------------------------------



 * The S&P 500(R) is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Past performance is not predictive of future performance.



** This unmanaged index, which is an equally weighted blend of the Three-Month
   Treasury Bill Index, The Merrill Lynch U.S. Corporate & Government Master Index, and the S&P 500 Index, is comprised of US Treasury Bills maturing in up to 3 months, investment-grade bonds and common stocks. Past performance is not predictive of future performance.


                      MERRILL LYNCH AMERICAN BALANCED FUND                     5

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.


                                                                           AMERICAN BALANCED FUND (CLASS A)
                                                     ----------------------------------------------------------------------------
                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSET VALUE:              1998             1997             1996             1995             1994
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                  $                  $16.01           $15.17           $13.08           $14.08
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                                  .54              .53              .59              .48
---------------------------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on
 investments --                                                           1.87              .89             2.06            (1.06)
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                         2.41             1.42             2.65             (.58)
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions:
  Investment income -- net                                                (.27)            (.56)            (.56)            (.37)
  Realized gain on investments -- net                                    (1.56)            (.02)              --               --
  In excess of realized gain on
  investments -- net                                                        --               --               --             (.05)
---------------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                                       (1.83)            (.58)            (.56)            (.42)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                        $                  $16.59           $16.01           $15.17           $13.08
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:*
---------------------------------------------------------------------------------------------------------------------------------
 Based on net asset value per share                          %           17.11%            9.73%           20.81%           (4.19%)
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                    %             .60%             .60%             .61%             .63%
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                    %            3.17%            3.39%            4.22%            3.95%
---------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net Assets, end of year (in thousands)              $                $194,747         $212,047         $212,912         $158,951
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                          %          136.71%          236.50%           38.40%           35.36%
---------------------------------------------------------------------------------------------------------------------------------



  * Total Investment returns exclude insurance-related fees and expenses.


 6                    MERRILL LYNCH AMERICAN BALANCED FUND

Details About the Fund [DETAILS ABOUT THE FUND ICON]


INVESTMENT GRADE -- any of the four highest debt obligation ratings of a recognized rating agency such as: Moody's Investors Service, Inc. or Standard & Poor's Ratings Group or Fitch IBCA, Inc.



HOW THE FUND INVESTS
--------------------------------------------------------------------------------

The Fund will invest at least 25% of its assets in fixed-income securities. The fixed-income securities the Fund in which the Fund invests consist of:


       - short-intermediate- and long-term U.S. government debt securities


       - short-, intermediate- and long-term corporate debt securities issued by U.S. companies and rated INVESTMENT GRADE

       - term preferred stock (that is, preferred stock which returns principal at a set time) issued by U.S. companies

       - corporate debt securities convertible into common stock

       - money market securities

The Fund will also normally invest a portion of its assets in equity securities. The equity securities in which the Fund invests will primarily be common stocks of large and medium-sized U.S. companies. The Fund will limit its investments in equity securities to 65% of Fund assets at the time of purchase of any equity security. The Fund's investment in equity securities may from time to time exceed 65% of Fund assets as the result of changes in the value of its holdings, but in this circumstance the Fund will not purchase additional equity securities until the percentage of its holdings of equity securities has been reduced below 65% of Fund assets. In unusual market or economic conditions, the Fund may significantly reduce or eliminate its equity investments to seek to reduce risk.

The Fund has no stated minimum holding period for investments, and will buy or sell securities whenever the Fund's management sees an appropriate opportunity.


The Fund may use different investment strategies which involve various types of risk. The strategies that this Fund may use and the types of risk involved are summarized below:


                      MERRILL LYNCH AMERICAN BALANCED FUND                     7

[DETAILS ABOUT THE FUND ICON] Details About the Fund


ABOUT THE PORTFOLIO MANAGER



Thomas R. Robinson has served as the Portfolio Manager of the Fund since November 1995. He has served as a First Vice President of MLAM since 1997 and as a Senior Portfolio Manager of MLAM from November 1995 to 1997. From 1989 to 1995, he served as Manager of International Strategy for Merrill Lynch & Co. Global Securities Research & Economics Group.



ABOUT THE INVESTMENT ADVISER



The Fund is managed by Merrill Lynch Asset Management.




INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

This table shows the investment strategies that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund's annual/semi-annual reports.

                        [American Balanced Fund Chart]

                    THE MERRILL LYNCH AMERICAN BALANCED FUND

Key:

#     Maximum % of total assets
-     No restriction on usage
+     Permitted, but used rarely
++    Not Permitted
x     Type of risk involved with
      investment strategy



                           Leverage  Credit  Market  Information  Valuation  Political  Currency  Liquidity  Correlation  Selection
                           risk      risk    risk    risk         risk       risk       risk      risk       risk         risk
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing              33     x
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments/
  Repurchase Agreements -              x
-----------------------------------------------------------------------------------------------------------------------------------
Securities Lending     20     x        x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Trading      -                      x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
When-issued securities/
  forward commitments   +     x                x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
Non-investment         ++
  grade securities
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities     ++
-----------------------------------------------------------------------------------------------------------------------------------
Restricted and Illiquid
  Securities           15                      x         x            x                                x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Covered call options    -                      x                                                       x       x            x
-----------------------------------------------------------------------------------------------------------------------------------
Indexed derivative
  securities            +     x        x       x                      x                                x       x            x
-----------------------------------------------------------------------------------------------------------------------------------
Futures and Options    ++
-----------------------------------------------------------------------------------------------------------------------------------
Currency contracts     ++
-----------------------------------------------------------------------------------------------------------------------------------

Each of these strategies and risks is explained in the Appendix to this Prospectus.



APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------



Additional information about this Fund is discussed in the Appendix which is part of this Prospectus.



If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.




8                    MERRILL LYNCH AMERICAN BALANCED FUND

Table of Contents


Merrill Lynch Basic Value Focus Fund



                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch Basic Value Focus Fund at a Glance........     3
Risk/Return Bar Chart.......................................     5
Financial Highlights........................................     6

[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE FUND
------------------------------------------------------------------
How the Fund Invests........................................     8
Investment Strategies.......................................    10

APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-3
Investment Strategies.......................................   A-3
Types of Investment Risk....................................   A-8
Special Risks Associated with Foreign Investments
Generally...................................................   A-9
Special Risks Associated with European Economic and Monetary
Union.......................................................  A-11
How to Buy and Sell Shares..................................  A-12
How Shares Are Priced.......................................  A-13
Dividends and Taxes.........................................  A-13

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE FUND
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover



                      MERRILL LYNCH BASIC VALUE FOCUS FUND

Key Facts [KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

COMMON STOCK -- shares of ownership of a corporation.


THE MERRILL LYNCH BASIC VALUE FOCUS FUND AT A GLANCE
--------------------------------------------------------------------------------

WHAT IS THE FUND'S STATED INVESTMENT OBJECTIVE?

The investment objective of the Basic Value Focus Fund is to seek capital appreciation and, secondarily, income.


WHAT ARE THE FUND'S GOALS?


The Fund tries to choose investments that will increase in value. The Fund also seeks current income by looking for some investments that pay dividends. However, the Fund's investments emphasize growth of capital more than current income. We cannot guarantee that the Fund will achieve its goals.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in stocks that Fund management believes are undervalued, which means the stock price is less than Fund management believes the stock is worth. Fund management places particular emphasis on companies with below-average price/earnings ratios that pay above-average dividends. The Fund purchases primarily COMMON STOCKS of U.S. companies in trying to meet its goals. The Fund may also invest in securities issued by foreign companies.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


As with any mutual fund, the value of the Fund's investments -- and therefore the value of the Fund's shares -- may fluctuate. These changes may occur because the stock market is rising or falling. At other times, specific factors may affect the value of a particular investment. The Fund faces additional risks when it invests in foreign companies, including the possibility of substantial volatility due to adverse political, economic or other developments. If the value of the Fund's investments goes down, you may lose money.




                      MERRILL LYNCH BASIC VALUE FOCUS FUND                     3

[KEY FACTS ICON] Key Facts

WHO SHOULD INVEST?


The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:


       - are investing with long-term goals in mind, such as retirement

       - want a professionally managed and diversified portfolio

       - are willing to accept the risk of declines in investment value in exchange for potentially higher long-term returns.


4                    MERRILL LYNCH BASIC VALUE FOCUS FUND

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for Class A shares for each complete calendar year since the Fund's inception. The table compares the average annual total returns for each class of the Fund's shares for the periods shown with those of the S&P 500 Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.


                                 [BAR CHART]

1994         1995          1996       1997       1998
----         ----          ----       ----       ----
2.36%        25.49%         20.69%     20.62%     9.44%


During the period shown in the bar chart, the highest return for a quarter was 15.56% (quarter ended March 31, 1998) and the lowest return for a quarter was -12.60% (quarter ended September 30, 1998).


     AVERAGE ANNUAL TOTAL RETURNS
     (FOR THE CALENDAR YEAR ENDED)          PAST         PAST
     DECEMBER 31, 1998                   ONE YEAR      5 YEARS      SINCE INCEPTION
-------------------------------------------------------------------------------------
 VS: Basic Value Focus Fund -- Class A      9.44%       15.40%           15.80%+
-------------------------------------------------------------------------------------
 S&P 500 Index*                            28.58%       24.05%           22.79%
-------------------------------------------------------------------------------------
 VS: Basic Value Focus Fund -- Class B      9.28%          N/A            7.67%++
-------------------------------------------------------------------------------------
 S&P 500 Index*                            28.58%          N/A           28.14%
-------------------------------------------------------------------------------------



 * The S&P 500(R) is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Past performance is not predictive of future performance.


 + Inception date is July 1, 1993.

++ Inception date is November 3, 1997.


                      MERRILL LYNCH BASIC VALUE FOCUS FUND                     5

[KEY FACTS ICON] Key Facts


FINANCIAL HIGHLIGHTS -- CLASS A

--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.



                                                                           BASIC VALUE FOCUS FUND (CLASS A)
                                                     ----------------------------------------------------------------------------
                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSET VALUE:              1998             1997             1996             1995             1994
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                  $                  $14.74           $13.10           $11.10           $10.95
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                                  .19              .17              .18              .17
---------------------------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain on
 investments -- net                                                       2.52             2.37             2.49              .08
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                         2.71             2.54             2.67              .25
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions:
  Investment income -- net                                                (.09)            (.18)            (.19)            (.10)
  Realized gain on investments -- net                                    (1.52)            (.72)            (.48)              --
---------------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                                       (1.61)            (.90)            (.67)            (.10)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                        $                  $15.84           $14.74           $13.10           $11.10
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:**
---------------------------------------------------------------------------------------------------------------------------------
 Based on net asset value per share                          %           20.62%           20.69%           25.49%            2.36%
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                    %             .65%             .66%             .66%             .72%
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                    %            1.36%            1.37%            1.68%            2.08%
---------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of year (in thousands)              $                $671,325         $524,930         $306,463         $164,307
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                          %           95.52%           68.41%           74.10%           60.55%
---------------------------------------------------------------------------------------------------------------------------------



 *  Annualized.
 ** Total investment returns exclude insurance-related fees and expenses.
  + Commencement of operations.
 ++ Aggregate total investment return.
 ++ Based on average shares outstanding.


 6                    MERRILL LYNCH BASIC VALUE FOCUS FUND

FINANCIAL HIGHLIGHTS -- CLASS B (concluded)

--------------------------------------------------------------------------------


                                                                             BASIC VALUE FOCUS FUND (CLASS B)
                                                                     -------------------------------------------------
                                                                                                    FOR THE PERIOD
                                                                     FOR THE YEAR ENDED          NOVEMBER 3, 1997+ TO
          INCREASE (DECREASE) IN NET ASSET VALUE:                    DECEMBER 31, 1998++           DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                                       $                             $15.89
----------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                                                                  .01
----------------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain on investments -- net                                                       (.06)
----------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                                         (.05)
----------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions:
  Investment income -- net                                                                                  --
  Realized gain on investments -- net                                                                       --
----------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                                                                          --
----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                                             $                             $15.84
----------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:**
----------------------------------------------------------------------------------------------------------------------
 Based on net asset value per share                                               %                      (0.31%)++
----------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------------
 Expenses                                                                         %                        .82%*
----------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                                         %                       1.27%*
----------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
 Net assets, end of year (in thousands)                                   $                             $  348
----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                                               %                      95.52%
----------------------------------------------------------------------------------------------------------------------



  * Annualized.
 ** Total investment returns exclude insurance-related fees and expenses.
  + Commencement of operations.
 ++ Aggregate total investment return.
 ++ Based on average shares outstanding.



                      MERRILL LYNCH BASIC VALUE FOCUS FUND                     7

Details About the Fund [DETAILS ABOUT THE FUND ICON]

ABOUT THE PORTFOLIO MANAGER

Kevin Rendino is the Fund's portfolio manager since July 1993. He is First Vice President of MLAM since 1997; Vice President from 1993 to 1997; Senior Research Analyst from 1990 to 1992; and Corporate Analyst from 1988 to 1990.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Asset Management.

HOW THE FUND INVESTS
--------------------------------------------------------------------------------

The Fund tries to choose investments for capital appreciation -- that is, investments that will increase in value. The Fund also pursues income, but its investments emphasize growth of capital more than income. The Fund invests primarily of common stocks. In selecting securities, Fund management emphasizes stocks that it believes are undervalued. Fund management places particular emphasis on stocks with statistical characteristics associated with undervaluation, such as stocks with below-average price/earnings ratios that pay above-average dividends. Fund management may consider a stock undervalued if the stock's price/book value ratio is below-average, or its price/earnings ratio is less than historical levels. Fund management may also determine a company is undervalued if its stock price is down because of temporary factors from which Fund management believes the company will recover.


The Fund follows a basic contrary opinion, out-of-favor investment style. Fund management believes that favorable changes in market prices are more likely to occur when:


       - Stocks are out of favor.

       - Company earnings are depressed.

       - Price/earnings ratios are relatively low.

       - Investment expectations are limited.

       - There is no general interest in a security or industry.

On the other hand, Fund management believes that negative developments are more likely to occur when:

       - Investment expectations are generally high.

       - Stock prices are advancing or have advanced rapidly.

       - Price/earnings ratios have been inflated.
       - An industry or security continues to become popular among investors.



 8                    MERRILL LYNCH BASIC VALUE FOCUS FUND

MARKET CAPITALIZATION -- The number of shares in the market of a company's stock, multiplied by the price per share of that stock, is the company's market capitalization.

EQUITIES -- Securities representing ownership of a company ("stock") or securities whose price is linked to the value of securities that represent company ownership.


In other words, Fund management believes that stocks with relatively high price/earnings ratios are more vulnerable to price declines from unexpected adverse developments. At the same time, stocks with relatively low price/ earnings ratios are more likely to benefit from favorable but generally unanticipated events. Thus, the Fund may invest a large part of its net assets in stocks that have weak research ratings.

The Fund may also invest a substantial portion of its assets in companies with MARKET CAPITALIZATIONS below the largest companies. Fund management believes that large institutional investors may overlook these companies, making them undervalued.

The Fund may buy EQUITIES other than common stock, and may invest up to 10% of its total assets in securities of foreign companies.


The Fund has no minimum holding period for investments, and will buy or sell securities whenever the Fund's management sees an appropriate opportunity.


The Fund may use different investment strategies which involve various types of risk. The strategies that this Fund may use and the types of risk involved are summarized below.



                      MERRILL LYNCH BASIC VALUE FOCUS FUND                     9

[DETAILS ABOUT THE FUND ICON]
INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

This table shows the investment strategies that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Fund's annual/semi-annual reports.

                        [Basic Value Focus Fund Chart]

                   THE MERRILL LYNCH BASIC VALUE FOCUS FUND

Key:

#     Maximum % of total assets
-     No restriction on usage
+     Permitted, but used rarely
++    Not Permitted
x     Type of risk involved with
      investment strategy



                           Leverage  Credit  Market  Information  Valuation  Political  Currency  Liquidity  Correlation  Selection
                           risk      risk    risk    risk         risk       risk       risk      risk       risk         risk
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing              33     x
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments/
  Repurchase Agreements -              x
-----------------------------------------------------------------------------------------------------------------------------------
Securities Lending     20     x        x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Trading      -                      x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
When-issued securities/
  forward commitments   +     x                x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
Non-investment
  grade securities     ++
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities     10                      x       x            x          x          x         x                       x
-----------------------------------------------------------------------------------------------------------------------------------
Restricted and Illiquid
  Securities           15                      x       x            x                               x                       x
-----------------------------------------------------------------------------------------------------------------------------------
Covered call options    +                      x                                                               x            x
-----------------------------------------------------------------------------------------------------------------------------------
Indexed derivative
  securities           ++
-----------------------------------------------------------------------------------------------------------------------------------
Futures and Options    ++
-----------------------------------------------------------------------------------------------------------------------------------
Currency contracts     ++
-----------------------------------------------------------------------------------------------------------------------------------

Each of these strategies and risks is explained in the Appendix to this Prospectus.



APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION


--------------------------------------------------------------------------------



Additional information about this Fund is discussed in the Appendix which is part of this Prospectus.



If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.


 10                   MERRILL LYNCH BASIC VALUE FOCUS FUND

Table of Contents


Merrill Lynch Capital Focus Fund



                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch Capital Focus Fund at a Glance............     3
Risk/Return Bar Chart.......................................     5
Financial Highlights........................................     6

[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE FUND
------------------------------------------------------------------
How the Fund Invests........................................     7
Investment Strategies.......................................    10

                             APPENDIX
[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-3
Investment Strategies.......................................   A-3
Types of Investment Risk....................................   A-8
Special Risks Associated with Foreign Investments
Generally...................................................   A-9
Special Risks Associated with European Economic and Monetary
Union.......................................................  A-11
How to Buy and Sell Shares..................................  A-12
How Shares Are Priced.......................................  A-13
Dividends and Taxes.........................................  A-13

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE FUND
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover


                        MERRILL LYNCH CAPITAL FOCUS FUND

Key Facts [KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.


TOTAL INVESTMENT RETURN -- the combination of capital appreciation (from increases or decreases in market value) and current income (from dividends or interest).


EQUITIES -- Securities representing ownership of a company ("stock") or securities whose price is linked to the value of securities that represent company ownership.

DEBT -- securities representing an obligation to pay specified amounts at specified times.

MERRILL LYNCH CAPITAL FOCUS FUND AT A GLANCE
--------------------------------------------------------------------------------

WHAT IS THE FUND'S STATED INVESTMENT OBJECTIVE?

The investment objective of the Capital Focus Fund is to seek high TOTAL INVESTMENT RETURN.


WHAT ARE THE FUND'S GOALS?


The Fund tries to choose some investments that will increase in value and others that pay dividends or interest. We cannot guarantee that the Fund will achieve its goals.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in EQUITIES and DEBT SECURITIES (including short-term securities). Fund management shifts the allocation among these securities types. The proportion the Fund invests in each category at any given time depends on Fund management's view of how attractive that category appears relative to the others. Fund management expects that usually a significant portion of the Fund's assets will be stocks of large companies. The Fund purchases primarily U.S. securities, but can also buy foreign securities, including securities denominated in foreign currencies.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


As with any mutual fund, the value of the Fund's investments, and therefore the value of the Fund's shares, may go up or down. Changes in the value of the Fund's equity investments may occur because the stock market is rising or falling. Changes in the value of the Fund's debt investments may occur in response to interest rate movements -- generally, when interest rates go up, the value of debt securities goes down. Changes in the value of both the Fund's equity and debt investments may also occur as the result of specific factors that affect particular investments. If the value of the Fund's investments goes down, you may lose money.


The Fund can invest a significant portion of its assets in foreign securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.


                        MERRILL LYNCH CAPITAL FOCUS FUND                       3

[KEY FACTS ICON] Key Facts


WHO SHOULD INVEST?


The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

       - are investing with long-term goals in mind, such as retirement

       - want a professionally managed and diversified portfolio

       - are willing to accept the risk of short-term fluctuations in exchange for the potential of higher long-term returns

 4                      MERRILL LYNCH CAPITAL FOCUS FUND

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------


The table compares the average annual total returns of the Fund for the periods shown with those of the Merrill Lynch US Domestic Master Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.



         AGGREGATE TOTAL RETURNS
      (FOR THE CALENDAR YEAR ENDED
           DECEMBER 31, 1998)               SINCE INCEPTION
------------------------------------------------------------
 VS: Capital Focus Fund                         -2.40%+
------------------------------------------------------------
 Merrill Lynch US Domestic Master Index*         5.56%
------------------------------------------------------------



* This unmanaged Index is comprised of the entire universe of domestic investment-grade bonds, including US Treasury bonds, Corporate bonds and mortgages.



+ Inception date is June 5, 1998.


                        MERRILL LYNCH CAPITAL FOCUS FUND                       5

[KEY FACTS ICON] Key Facts

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.


                                                              CAPITAL FOCUS FUND (CLASS A)
                                                              -----------------------------
                                                              FOR THE PERIOD JUNE 5, 1998+
INCREASE (DECREASE) IN NET ASSET VALUE:                            TO DECEMBER 31, 1998
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
-------------------------------------------------------------------------------------------
 Net asset value, beginning of period
-------------------------------------------------------------------------------------------
 Investment income -- net
-------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on investments and
 foreign currency transactions -- net
-------------------------------------------------------------------------------------------
 Total from investment operations
-------------------------------------------------------------------------------------------
 Less dividends:
  From investment income -- net
-------------------------------------------------------------------------------------------
 Net asset value, end of period
-------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:**
-------------------------------------------------------------------------------------------
 Based on net asset value per share
-------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------
 Expenses, net of reimbursement
-------------------------------------------------------------------------------------------
 Expenses
-------------------------------------------------------------------------------------------
 Investment income -- net
-------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)
-------------------------------------------------------------------------------------------
 Portfolio turnover
-------------------------------------------------------------------------------------------



  *  Annualized.
 ** Total investment returns exclude insurance-related fees and expenses.
  +  Commencement of Operations.
  #  Aggregate total investment return.


 6                      MERRILL LYNCH CAPITAL FOCUS FUND

Details About the Fund [DETAILS ABOUT THE FUND ICON]


ABOUT THE PORTFOLIO MANAGER



Kurt Schansinger is the Senior Portfolio Manager of the Fund. He has served as First Vice President of MLAM since 1997 and Vice President of MLAM from January 1996 to 1997. Prior to MLAM, he was a Senior Vice President of Oppenheimer Capital L.P.


Walter Cuje is the Associate Portfolio Manager of the Fund. Mr. Cuje has been an Associate Portfolio Manager of MLAM since October 1993; First Vice President since 1997; Vice President from July 1991 to 1997.


ABOUT THE INVESTMENT ADVISER



The Fund is managed by Merrill Lynch Asset Management.


HOW THE FUND INVESTS
--------------------------------------------------------------------------------

The Fund can invest in both equity securities and fixed-income securities (including short-term securities). The Fund may invest entirely in equity securities, entirely in fixed-income securities, or partly in equity securities and partly in fixed-income securities. Fund management expects that usually a significant portion of the Fund's assets will be stocks of large companies.


The Fund's management will select the percentages of the total portfolio invested in equity securities and fixed-income securities based on its perception of the relative valuation of each asset class compared with that asset class' historical valuation levels. When Fund management believes equity securities generally are reasonably valued or undervalued, Fund management will focus on equity investments. When Fund management believes equity securities generally are valued at high levels, however, Fund management may increase the percentage of the Fund's portfolio invested in debt securities. Fund management may increase the Fund's investments in debt securities whenever it believes that it is prudent to do so in order to reduce the level of risk in the Fund's portfolio or that investments in debt securities could potentially provide higher total returns than equity investments.



The equity securities in which the Fund invests will primarily be common stocks of large companies. The Fund's management chooses equity securities using a fundamental, value-oriented investment style. This means that the Fund seeks to invest in companies that the Fund's management believes to be undervalued. A company's stock is undervalued when the stock's current price is less than what the Fund believes a share of the company is worth. A company's worth can be assessed by several factors, such as financial resources, value of tangible assets, sales and earnings growth, rate of return on capital, product development, quality of management, and overall business prospects. A company's stock may become undervalued when most investors fail to perceive the company's strengths in one or more of these areas. Fund management may also determine a company is undervalued if its stock price is down because of temporary factors from which Fund management believes the company will recover. The Fund will seek to invest in the stock of large, "quality" companies with strong financial resources, reasonable rates of return on capital and experienced management whenever Fund management believes such stocks are undervalued.




                        MERRILL LYNCH CAPITAL FOCUS FUND                       7

[DETAILS ABOUT THE FUND ICON] Details About the Fund


MATURITY -- the time at which the full principal amount of a debt security is scheduled to be repaid.



INVESTMENT GRADE -- any of the four highest debt obligation ratings by recognized rating agencies, including Moody's Investors Service, Inc. Standard & Poor's or Fitch IBCA, Inc.



YIELD -- a fixed income security's annualized income stream divided by the security's current price, which represents the security's current expected rate of return.



VOLATILITY -- the frequency and amount of changes in a security's market value.


LIQUIDITY -- the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.

The debt securities in which the Fund may invest include:

       - U.S. and foreign government debt securities

       - corporate debt securities

       - mortgage-backed securities and asset-backed securities

       - corporate debt securities convertible into common stock

       - money market securities

The Fund may invest in debt securities of any MATURITY. Changes in the value of debt securities may occur in response to interest rate movements -- generally, when interest rates go up, the value of most debt securities goes down. In most cases, when interest rates go up, the value of debt securities with longer-term maturities goes down more than the value of debt securities with shorter maturities. Because the Fund may invest a substantial portion of its assets in debt securities with long-term maturities, rising interest rates may cause the value of the Fund's debt investments to decline significantly.

Although Fund management anticipates that the Fund will focus on debt securities that are rated INVESTMENT GRADE, the Fund may invest up to 35% of its assets in low-rated debt securities, which are commonly called "junk bonds." Although junk bonds generally have higher YIELDS than fixed-income security's with higher credit ratings, they are high risk investments that may not pay interest or return principal as scheduled. Junk bonds generally are less LIQUID and experience more price VOLATILITY than higher rated fixed-income securities. Issuers of junk bonds frequently have large amounts of outstanding debt relative to their assets and their outstanding equity, which means that issuers of junk bonds generally have more difficulty making payments in the event of adverse business circumstances than issuers of more highly rated fixed-income securities. Junk bonds may be unsecured and subordinated to an issuer's other debt, which means that in the event the issuer defaults claims of other creditors may receive priority over the claims of holders of junk bonds. In such circumstances, there may be few or no assets available to repay holders of junk bonds. The Fund may suffer a loss of expected future income or a loss of principal if its junk bond holdings default. The Fund will not purchase securities that are in default.

The Fund may invest a portion of its assets in various types of mortgage-backed securities. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Mortgage-backed securities frequently react



8                      MERRILL LYNCH CAPITAL FOCUS FUND
differently to changes in interest rates than other debt securities. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. If this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and owners of these securities have to invest the proceeds in securities with lower yields. This risk is known as "prepayment risk." When interest rise, however, fewer borrowers refinance and certain types of mortgage-backed securities are paid off more slowly than originally anticipated, which causes the value of these securities to fall. This risk is known as "extension risk." Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may significantly reduce the value of certain mortgage-backed securities.

The Fund may invest up to 25% of its assets in securities of foreign issuers. The Fund may invest in issuers from any country. The Fund's management, however, anticipates that a substantial portion of the Fund's foreign equity and debt investments will be in issuers in the developed countries of Europe and the Far East. The Fund may also invest in equity and debt securities of issuers in emerging markets, but the Fund's management anticipates that a greater portion of the Fund's foreign investments will be in issuers in developed countries. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

The Fund may invest in securities denominated in currencies other than the U.S. dollar. The Fund's return on investments denominated in foreign currencies will be affected by changes in currency exchange rates. The Fund may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Fund management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective.

The Fund has no stated minimum holding period for investments, and will buy or sell securities whenever the Fund's management sees an appropriate opportunity.


The Fund may use different investment strategies which involve various types of risk. The strategies that this Fund may use and the types of risk involved are summarized below:


                        MERRILL LYNCH CAPITAL FOCUS FUND                       9

[DETAILS ABOUT THE FUND ICON] Details About the Fund

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

This table shows the investment strategies that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund's annual/semi-annual reports.

                          [Capital Focus Fund Chart]

                     THE MERRILL LYNCH CAPITAL FOCUS FUND

Key:

#     Maximum % of total assets
-     No restriction on usage
+     Permitted, but used rarely
++    Not Permitted
x     Type of risk involved with
      investment strategy



                           Leverage  Credit  Market  Information  Valuation  Political  Currency  Liquidity  Correlation  Selection
                           risk      risk    risk    risk         risk       risk       risk      risk       risk         risk
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing             33      x
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements  -               x
-----------------------------------------------------------------------------------------------------------------------------------
Securities Lending    20      x        x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Trading     -                       x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
When-issued securities/
  forward commitments  +      x                x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
Non-investment
  grade securities    35               x       x       x            x          x          x         x                       x
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities    25               x       x       x            x          x          x         x                       x
-----------------------------------------------------------------------------------------------------------------------------------
Restricted and Illiquid
  Securities          15                       x       x            x                               x                       x
-----------------------------------------------------------------------------------------------------------------------------------
Covered call options   +                       x                                                    x          x            x
-----------------------------------------------------------------------------------------------------------------------------------
Indexed derivative
  securities          ++
-----------------------------------------------------------------------------------------------------------------------------------
Futures and Options   ++
-----------------------------------------------------------------------------------------------------------------------------------
Currency contracts     -      x        x       x                    x          x          x         x          x
-----------------------------------------------------------------------------------------------------------------------------------

Each of these strategies and risks is explained in the Appendix to this Prospectus.


APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


Additional Information about this Fund is discussed in the Appendix which is part of this prospectus.



If you would like further information about the Fund, including how it invests please see the Statement of Additional Information.


 10                     MERRILL LYNCH CAPITAL FOCUS FUND

Table of Contents


Merrill Lynch Developing
Capital Markets Focus Fund



                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch Developing Capital Markets Focus Fund at a
Glance......................................................     3
Risk/Return Bar Chart.......................................     5
Financial Highlights........................................     6

[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE FUND
------------------------------------------------------------------
How the Fund Invests........................................     8
Investment Strategies.......................................    11

                             APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-3
Investment Strategies.......................................   A-3
Types of Investment Risk....................................   A-8
Special Risks Associated with Foreign Investments
Generally...................................................   A-9
Special Risks Associated with European Economic and Monetary
Union.......................................................  A-11
How to Buy and Sell Shares..................................  A-12
How Shares Are Priced.......................................  A-13
Dividends and Taxes.........................................  A-13

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE FUND
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover


              MERRILL LYNCH DEVELOPING CAPITAL MARKETS FOCUS FUND

Key Facts [KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

EQUITIES -- Securities representing ownership of a company ("stock") or securities whose price is linked to the value of securities that represent company ownership.

THE MERRILL LYNCH DEVELOPING CAPITAL MARKETS
FOCUS FUND AT A GLANCE
--------------------------------------------------------------------------------

WHAT IS THE FUND'S STATED INVESTMENT OBJECTIVE?

The investment objective of the Developing Capital Markets Focus Fund is to seek long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets.


WHAT ARE THE FUND'S GOALS?


The Fund tries to choose investments that will increase in value. We cannot guarantee that the Fund will achieve its goal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests primarily in EQUITIES of companies in countries with smaller capital markets, which currently means all countries except the U.S., United Kingdom, Japan, and Germany. The Fund can also buy fixed-income securities of companies and governments in these countries. The Fund normally invests in at least three countries at any given time. The Fund's management anticipates that under most circumstances the Fund will have substantial investments in emerging markets. The Fund can invest in securities denominated in either U.S. dollars or foreign currencies. The Fund's management anticipates that under most circumstances the Fund's investments will primarily be denominated in foreign currencies. The Fund is a non-diversified Fund, which means that it can invest more of its assets in fewer companies than most other funds.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

As with any mutual fund, the value of the Fund's investments, and therefore the value of the Fund's shares, may go up or down. Changes in the value of the Fund's equity investments may occur because the stock market is rising or falling or as the result of specific factors that affect particular investments. If the value of the Fund's investments goes down, you may lose money.

The Fund will invest most of its assets in non-U.S. securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

The Fund is a non-diversified fund, which means that it invests more of its assets in fewer companies than if it were a diversified fund. By concentrating in a smaller number of investments, the Fund's risk is increased because each investment has a greater effect on the Fund's performance. This helps the Fund's performance when its investments are successful, but hurts the Fund's performance when its investments are unsuccessful.



              MERRILL LYNCH DEVELOPING CAPITAL MARKETS FOCUS FUND              3

[KEY FACTS ICON] Key Facts


WHO SHOULD INVEST?


The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

       - are looking for capital appreciation for long-term goals, such as retirement

       - want a professionally managed and diversified portfolio

       - want to diversify the types of investment funding their contract

       - are looking for exposure to a variety of foreign markets

       - are willing to accept the risks of foreign investing in exchange for potentially higher long-term returns


       - are not looking for current income


 4            MERRILL LYNCH DEVELOPING CAPITAL MARKETS FOCUS FUND

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for Class A shares for each complete calendar year since the Fund's inception. The table compares the average annual total returns for each class of the Fund's shares for the periods shown with those of the Morgan Stanley Capital International ("MSCI") EAFE Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.


 1995                   1996                   1997                   1998
------                 ------                 ------                 ------
-1.08                  10.59                  -6.53                  -29.39


During the period shown in the bar chart, the highest return for a quarter was 12.02% (quarter ended December 31, 1998) and the lowest return for a quarter was -23.77% (quarter ended September 30, 1998).



             AVERAGE ANNUAL TOTAL RETURNS
             (FOR THE CALENDAR YEAR ENDED                  PAST ONE
                  DECEMBER 31, 1998)                         YEAR          SINCE INCEPTION
--------------------------------------------------------------------------------------------
 VS: Developing Capital Markets Focus--Class A              -29.39%              -7.74%+
--------------------------------------------------------------------------------------------
 MSCI EAFE Index*                                            20.00%               8.10%++
--------------------------------------------------------------------------------------------
 VS: Developing Capital Markets Focus--Class B              -29.51%             -26.60%+++
--------------------------------------------------------------------------------------------
 MSCI EAFE Index*                                            20.00%              16.75%#
--------------------------------------------------------------------------------------------



  * This unmanaged index measures the total returns of developed foreign stock markets in Europe, Asia, and the Far East, calculated in US dollars. Past performance is not predictive of future performance.



  # Since October 31, 1997.



  + Inception date is May 2, 1994.



 ++ Since April 30, 1994.



+++ Inception date is November 3, 1997.


              MERRILL LYNCH DEVELOPING CAPITAL MARKETS FOCUS FUND              5

[KEY FACTS ICON] Key Facts


FINANCIAL HIGHLIGHTS -- CLASS A

--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.



                                                                DEVELOPING CAPITAL MARKETS FOCUS FUND (CLASS A)
                                                         -------------------------------------------------------------

                                                                        FOR THE YEAR ENDED DECEMBER 31,
             INCREASE (DECREASE) IN                      -------------------------------------------------------------
                NET ASSET VALUE:                           1998              1997              1996             1995
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
----------------------------------------------------------------------------------------------------------------------
 Net asset value,
 beginning of period                                                          $10.05            $9.32            $9.51
----------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                                        .11              .20              .20
----------------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss)
 on investments and foreign currency
 transactions -- net                                                            (.75)             .76             (.30)
----------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                               (.64)             .96             (.10)
----------------------------------------------------------------------------------------------------------------------
 Less dividends:
   from investment income -- net                                                (.19)            (.23)            (.09)
----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                $9.22           $10.05            $9.32
----------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:**
----------------------------------------------------------------------------------------------------------------------
 Based on net asset value per share                                            (6.53)%          10.59%           (1.08)%
----------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------------
 Expenses, net of reimbursement                                                 1.25%            1.25%            1.25%
----------------------------------------------------------------------------------------------------------------------
 Expenses                                                                       1.42%            1.31%            1.36%
----------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                                       1.15%            2.42%            2.73%
----------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                                  $ 141,451         $ 95,599         $ 55,209
----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                                            93.62%           87.33%           62.53%
----------------------------------------------------------------------------------------------------------------------

                                                  DEVELOPING CAPITAL
                                            MARKETS FOCUS FUND (CLASS A)
                                            ----------------------------
                                                   FOR THE PERIOD
                                                    MAY 2, 1994+
             INCREASE (DECREASE) IN               TO DECEMBER 31,
                NET ASSET VALUE:                        1994
------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
------------------------------------------------------------------------
 Net asset value,
 beginning of period                                    $10.00
------------------------------------------------------------------------
 Investment income -- net                                  .09
------------------------------------------------------------------------
 Realized and unrealized gain (loss)
 on investments and foreign currency
 transactions -- net                                      (.58)
------------------------------------------------------------------------
 Total from investment operations                         (.49)
------------------------------------------------------------------------
 Less dividends:
   from investment income -- net                            --
------------------------------------------------------------------------
 Net asset value, end of period                          $9.51
------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:**
------------------------------------------------------------------------
 Based on net asset value per share                      (4.90)++
------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------
 Expenses, net of reimbursement                           1.29%*
------------------------------------------------------------------------
 Expenses                                                 1.35%*
------------------------------------------------------------------------
 Investment income -- net                                 2.18%*
------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
------------------------------------------------------------------------
 Net assets, end of period (in thousands)             $ 36,676
------------------------------------------------------------------------
 Portfolio turnover                                      29.79%
------------------------------------------------------------------------



  *  Annualized.
 ** Total investment returns exclude insurance-related fees and expenses.
  +  Commencement of Operations.
 ++  Based on average shares outstanding.
 ++  Aggregate total investment return.


 6            MERRILL LYNCH DEVELOPING CAPITAL MARKETS FOCUS FUND

FINANCIAL HIGHLIGHTS -- CLASS B (concluded)

--------------------------------------------------------------------------------


                                                                       DEVELOPING CAPITAL MARKETS FOCUS FUND (CLASS B)
                                                                     ---------------------------------------------------
                                                                                                     FOR THE PERIOD
                                                                     FOR THE YEAR ENDED             NOVEMBER 3, 1997+
                                                                        DECEMBER 31,                 TO DECEMBER 31,
          INCREASE (DECREASE) IN NET ASSET VALUE:                          1998++                         1997
------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                     $                                $9.30
------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                                                                    .01
------------------------------------------------------------------------------------------------------------------------
 Realized and unrealized loss on investments and
 foreign currency transactions -- net                                                                       (.09)
------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                                           (.08)
------------------------------------------------------------------------------------------------------------------------
 Less dividends:
   from investment income -- net                                                                              --
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                           $                                $9.22
------------------------------------------------------------------------------------------------------------------------
 Total Investment Return:**
------------------------------------------------------------------------------------------------------------------------
 Based on net asset value per share                                                %                       (0.86)%++
------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------------
 Expenses, net of reimbursement                                                    %                        1.39%*
------------------------------------------------------------------------------------------------------------------------
 Expenses                                                                          %                        1.58%*
------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                                          %                        1.16%*
------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                                 $                                  $32
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                                                %                       93.62%
------------------------------------------------------------------------------------------------------------------------



  *  Annualized.
 ** Total investment returns exclude insurance-related fees and expenses.
  +  Commencement of Operations.
 ++  Based on average shares outstanding.
 ++  Aggregate total investment return.


              MERRILL LYNCH DEVELOPING CAPITAL MARKETS FOCUS FUND              7

Details About the Fund [DETAILS ABOUT THE FUND ICON]

ABOUT THE PORTFOLIO MANAGER


Grace Pineda is the Portfolio Manager of the Fund since May 1994. She has served as First Vice President of MLAM since 1997 and Vice President from 1989 to 1997.


ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Asset Management.


HOW THE FUND INVESTS
--------------------------------------------------------------------------------

The Fund will invest in a portfolio primarily consisting of equity securities of companies in smaller capital markets. The Fund will generally invest at least 65% of its assets in equity securities. Equity securities consist of:

       - Common Stock

       - Preferred Stock

       - Securities convertible into Common Stock


       - Derivative securities, such as options and futures, the value of which is based on a common stock or group of common stocks



The Fund will focus on investments in common stock.


The Fund considers "smaller capital markets" to be all markets other than the four largest (by equity market capitalization). This currently precludes the Fund from investing in companies in the United States, Japan, Germany and the United Kingdom (except for short-term cash positions). There are no other limits on the geographic allocation of the Fund's investments. The Fund's management, however, anticipates that a substantial portion of the Fund's investments will be in companies in emerging markets. The Fund may also invest in companies in developed countries, but the Fund's management anticipates that a greater portion of the Fund's investments will be in companies in emerging markets. The Fund normally invests in securities from at least three countries at any time.

The Fund's management chooses equity securities using a combination of "top down" and "bottom up" investment styles. "Top down" means that the Fund seeks to allocate its investments to equity markets Fund's management believes have the potential to outperform other equity markets due to economic factors such as government fiscal policies and the direction of interest and currency movements. "Bottom up" means that the Fund also selects investments based on management's assessment of the earnings prospects of individual companies. When assessing individual companies, the Fund's management seeks to identify companies engaged in businesses with attractive earnings prospects, sound management and a record of creating value for investors. Fund management then further considers which of the companies that meet its criteria would be most likely to benefit from the economic circumstances anticipated by Fund management. Because of the difficulty of investing substantial sums in many smaller capital markets, however, in certain markets Fund management believes to be attractive on a "top down" basis the Fund may limit its investments to a relatively small number of large, actively-traded companies.



 8            MERRILL LYNCH DEVELOPING CAPITAL MARKETS FOCUS FUND

INVESTMENT GRADE -- any of the four highest debt obligation ratings by recognized rating agencies, including Moody's Investors Service, Inc., Standard & Poor's or Fitch IBCA, Inc.

LIQUIDITY -- the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.


VOLATILITY -- the frequency and amount of changes to a security's value.



The Fund may also invest up to 35% of its assets in non-convertible debt securities. The Fund's investments in non-convertible debt securities will generally be longer-term securities with the potential for capital appreciation through changes in interest rates, exchange rates or the general perception of the creditworthiness of issuers in certain countries. The Fund may also invest in non-convertible debt securities for income, but this will not be a focus of the Fund's investments. The Fund may invest in debt securities that are not rated investment grade, which are commonly known as "junk bonds." Junk bonds are high risk investments, and may result in the Fund losing both income and principal. Junk bonds generally are less LIQUID and experience more price VOLATILITY than higher-rated fixed-income securities.



Because the Fund will invest primarily in foreign securities, it offers the potential for more diversification than an investment only in the U.S. Foreign securities have often (although not always) performed differently than U.S. securities. However, foreign securities involve special risks not present in U.S. investments than can increase the chances that the Fund will lose money. The risks of foreign securities are typically much greater for smaller capital markets and emerging market securities. Smaller capital markets usually have low trading volumes and limited liquidity in comparison with larger capital markets. Emerging market countries are often less politically and economically stable than developed countries, and more likely to suffer from serious adverse economic circumstances such as hyperinflation, currency devaluation or extremely high interest rate levels. In addition, reliable information about individual companies may be difficult to obtain in many emerging markets. Smaller capital markets, including emerging markets, are more susceptible to sharp and frequent price movements as the result of capital movements than larger capital markets. Because of these factors, the Fund is not intended as a complete investment program but is designed for long-term investors seeking to diversify their investments and who are prepared to experience above-average volatility.


The Fund will invest in securities denominated in currencies other than the U.S. dollar. The Fund's return on investments denominated in foreign currencies will be affected by changes in currency exchange rates.

The Fund may also invest in securities the potential return of which is based on the change in a specified interest rate or equity index (an "indexed note"). For example, the Fund may invest in a security that pays a variable amount of interest or principal based on the current level of the Brazilian or Korean stock markets. The Fund may also invest in indexed securities the potential return of which is based inversely on the change in a specified




              MERRILL LYNCH DEVELOPING CAPITAL MARKETS FOCUS FUND              9

[DETAILS ABOUT THE FUND ICON] Details About the Fund


interest rate or equity index (an "inverse note"). Inverse notes generally change in value in a manner that is opposite to most fixed-income securities -- that is, interest rates or principal payments on inverse notes increase when the underlying interest rate or equity index decreases and decrease when the underlying interest rate or equity index increases. Certain indexed notes and inverse notes have greater sensitivity to changes in interest rates or equity index levels than other securities, and the Fund's investments in such instruments may decline in value significantly if interest rates or equity index levels move in a manner not anticipated by Fund management. For more information regarding these securities and other types of derivatives in which the Fund may invest, please see the table below and the Appendix to this Prospectus.



The Fund has no minimum holding period for investments, and will buy or sell securities whenever the Fund's management sees an appropriate opportunity.


The Fund may use different investment strategies which involve various types of risk. The strategies that this Fund may use and the types of risk involved are summarized below:

 10           MERRILL LYNCH DEVELOPING CAPITAL MARKETS FOCUS FUND

INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

This table shows the investment strategies that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund's annual/semi-annual reports.

                [Developing Capital Markets Focus Fund Chart]

            THE MERRILL LYNCH DEVELOPING CAPITAL MARKETS FOCUS FUND

Key:

#     Maximum % of total assets
-     No restriction on usage
+     Permitted, but used rarely
++    Not Permitted
x     Type of risk involved with
      investment strategy


                           Leverage  Credit  Market  Information  Valuation  Political  Currency  Liquidity  Correlation  Selection
                           risk      risk    risk    risk         risk       risk       risk      risk       risk         risk
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing               33      x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Investments/
  Repurchase Agreements  -               x
-----------------------------------------------------------------------------------------------------------------------------------
Securities Lending      20      x        x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Trading       -                       x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
When-issued securities/
  forward commitments    +      x                x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
Non-investment
  grade securities      35               x       x       x            x          x          x         x                       x
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities       -               x       x       x            x          x          x         x                       x
-----------------------------------------------------------------------------------------------------------------------------------
Restricted and Illiquid
  Securities            15                       x       x            x                               x                       x
-----------------------------------------------------------------------------------------------------------------------------------
Covered call options     +                       x                                                    x        x              x
-----------------------------------------------------------------------------------------------------------------------------------
Indexed derivative
  securities             +      x        x       x                    x          x          x         x        x              x
-----------------------------------------------------------------------------------------------------------------------------------
Futures and Options      +      x        x       x                    x          x          x         x        x
-----------------------------------------------------------------------------------------------------------------------------------
Currency contracts       +      x        x       x                    x          x          x         x        x
-----------------------------------------------------------------------------------------------------------------------------------

Each of these strategies and risks is explained in the Appendix to this Prospectus.


APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION


--------------------------------------------------------------------------------



Additional Information about this Fund is discussed in the Appendix which is part of this prospectus.



If you would like further information about the Fund, including how it invests please see the Statement of Additional Information.


              MERRILL LYNCH DEVELOPING CAPITAL MARKETS FOCUS FUND             11

Table of Contents


Merrill Lynch Domestic Money Market Fund





                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch Domestic Money Market Fund at a Glance....     3
Risk/Return Bar Chart.......................................     5
Financial Highlights........................................     6

[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE FUND
------------------------------------------------------------------
How the Fund Invests........................................     7
Investment Strategies.......................................     9

APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-3
Investment Strategies.......................................   A-3
Types of Investment Risk....................................   A-8
Special Risks Associated with Foreign Investments
Generally...................................................   A-9
Special Risks Associated with European Economic and Monetary
Union.......................................................  A-11
How to Buy and Sell Shares..................................  A-12
How Shares Are Priced.......................................  A-13
Dividends and Taxes.........................................  A-13

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE FUND
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover


                    MERRILL LYNCH DOMESTIC MONEY MARKET FUND

Key Facts [KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.


LIQUIDITY -- the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers.



THE MERRILL LYNCH DOMESTIC MONEY MARKET FUND
AT A GLANCE
--------------------------------------------------------------------------------

WHAT IS THE FUND'S STATED INVESTMENT OBJECTIVE?

The investment objective of the Domestic Money Market Fund is to seek to preserve capital, maintain LIQUIDITY, and achieve the highest possible current income consistent with the foregoing.


WHAT ARE THE FUND'S GOALS?


The Fund's goals are to produce current income while attempting to maintain a share value of $1.00. We cannot guarantee that the Fund will achieve its goals.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in short-term U.S. money market instruments. These instruments are generally debt securities that mature within 13 months (25 months if the U.S. government or a government agency has issued or guaranteed the debt). Other than U.S. government and government agency securities, the Fund only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of the Fund's management, are of similar credit quality.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.



                    MERRILL LYNCH DOMESTIC MONEY MARKET FUND                   3

[KEY FACTS ICON] Key Facts

WHO SHOULD INVEST?

The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

       - are investing with short-term goals in mind

       - are looking for preservation of capital

       - are looking for current income and liquidity

 4                  MERRILL LYNCH DOMESTIC MONEY MARKET FUND

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for each complete calendar year since the Fund's inception. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

 1993              1994              1995              1996              1997            1998
------            ------            ------            ------            ------          ------
 3.10%             3.94%             5.65%             5.00%             5.11%           5.05%


During the period shown in the bar chart, the highest return for a quarter was 1.42% (quarter ended June 30, 1995) and the lowest return for a quarter was 0.73% (quarter ended December 31, 1993).



   AVERAGE ANNUAL TOTAL RETURNS
  (FOR THE CALENDAR YEAR ENDED)       PAST         PAST
        DECEMBER 31, 1998           ONE YEAR    FIVE YEARS     SINCE INCEPTION
-------------------------------------------------------------------------------
 VS: Domestic Money Market Fund       5.20%        5.02%            4.57%+
-------------------------------------------------------------------------------



+ Inception date is February 20, 1992.


                    MERRILL LYNCH DOMESTIC MONEY MARKET FUND                   5

[KEY FACTS ICON] Key Facts

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.


                                                          DOMESTIC MONEY MARKET FUND (CLASS A)
                                                  ----------------------------------------------------
                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------
    INCREASE (DECREASE) IN NET ASSET VALUE:         1998       1997       1996       1995       1994
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                             $1.00      $1.00      $1.00      $1.00
------------------------------------------------------------------------------------------------------
 Investment income--net                                         .0511      .0504      .0547      .0386
------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on
 investments -- net                                             .0001     (.0005)     .0012     (.0007)
------------------------------------------------------------------------------------------------------
 Total from investment operations                               .0512      .0499      .0559      .0379
------------------------------------------------------------------------------------------------------
 Less dividends and distributions:
  Investment income -- net                                     (.0511)    (.0504)    (.0547)    (.0386)
  Realized gain on investments -- net                              --+    (.0001)    (.0002)        --
------------------------------------------------------------------------------------------------------
 Total dividends and distributions                             (.0511)    (.0505)    (.0549)    (.0386)
------------------------------------------------------------------------------------------------------
 Net asset value, end of year                                   $1.00      $1.00      $1.00      $1.00
------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:*
------------------------------------------------------------------------------------------------------
 Based on net asset value per share                              5.24%      5.13%      5.64%      3.93%
------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------
 Expenses, net of reimbursement                                   .54%       .54%       .55%       .50%
------------------------------------------------------------------------------------------------------
 Expenses                                                         .54%       .54%       .55%       .57%
------------------------------------------------------------------------------------------------------
 Investment income -- net, and realized gain on
 investments -- net                                              5.12%      4.97%      5.50%      4.02%
------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
 Net assets, end of year (in thousands)                      $318,052   $274,756   $303,912   $363,199
------------------------------------------------------------------------------------------------------


  * Total investment returns exclude insurance-related fees and expenses.
  +  Amount is less than $.0001 per share.

 6                  MERRILL LYNCH DOMESTIC MONEY MARKET FUND

Details About the Fund [DETAILS ABOUT THE FUND ICON]


MATURITY -- the time at which the full principal amount of a fixed-income security is scheduled to be repaid.



AGENCIES -- entities that are part of or sponsored by the federal government, such as the Government National Mortgage Administration ("Ginnie Mae"), the Tennessee Valley Authority or the Federal Housing Administration.



GOVERNMENT SPONSORED ENTERPRISES -- private corporations sponsored by the federal government which have the legal status of government agencies, such as the


HOW THE FUND INVESTS
--------------------------------------------------------------------------------

The Fund invests all its assets in money market instruments. These instruments are generally fixed-income securities that MATURE or reset to a new interest rate within 13 months (25 months if the U.S. government or a government agency has issued or guaranteed the debt). Other than U.S. government and government agency securities, the Fund only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of the Fund's management, are of similar credit quality.

The money market instruments in which the Fund may invest include:


       - United States Government Securities -- Debt securities issued or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.



       - United States Government Agency Securities -- Debt securities issued or guaranteed as to principal and interest by U.S. government AGENCIES, GOVERNMENT SPONSORED ENTERPRISES and government INSTRUMENTALITIES. Agency securities may be supported only by the credit of the issuer, not the full faith and credit of the United States.



       - Bank Money Instruments -- Obligations of commercial banks or other depository institutions, such as certificates of deposit, time deposits, bank notes and bankers' acceptances.



       - Commercial Paper -- Obligations, usually of nine months or less, issued by corporations and other businesses for short-term funding.


       - Short-Term Obligations -- Corporate debt and ASSET-BACKED SECURITIES with a period of 397 days or less remaining to maturity.


       - Floating Rate Obligations -- Obligations of government agencies, corporations, depository institutions or other issuers which periodically reset their interest rate to reflect a current market rate, such as the federal funds rate or a bank's prime rate, or the level of an interest rate INDEX, such as LIBOR (a well-known short-term interest rate index).




                    MERRILL LYNCH DOMESTIC MONEY MARKET FUND                   7

[DETAILS ABOUT THE FUND ICON] Details About the Fund


Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Student Loan Marketing Association ("Sallie Mae") or Fannie Mae.



INSTRUMENTALITIES -- supranational entities sponsored by the U.S. and other governments, such as the World Bank or the Inter-American Development Bank.



ASSET-BACKED SECURITY -- fixed- income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.



INDEX -- a measure of value or rates.


ABOUT THE PORTFOLIO MANAGER

Jacqueline Rogers is the Portfolio Manager of the Fund since October 1996. She has served as Vice President of MLAM since January 1986.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Asset Management.



       - Insurance Company Obligations -- Short-term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.



       - Master Notes -- Variable principal amount demand instruments issued by securities firms and other corporate issuers.



       - Other Eligible Investments -- Other money market instruments permitted by SEC rules governing money market funds.



The Fund may also engage in the following investment practices:

       - Repurchase Agreements -- Repurchase agreements are transactions in which the Fund purchases a class of securities with the obligation to resell the securities shortly thereafter at a specified price which reflects interest payable to the Fund. The Fund may engage in repurchase agreements involving any of the above instruments (without regard to the instrument's maturity).


       - Reverse Repurchase Agreements -- Reverse repurchase agreements are transactions in which the Fund sells a security with the obligation to repurchase the security shortly thereafter at a specified price which reflects a payment by the Fund. The Fund profits from entering into a reverse repurchase agreement by reinvesting the proceeds of the sale at a higher return than it has to pay to repurchase its security.


The Fund's management will vary the types of money market instruments in the Fund's portfolio, as well as the Fund's average maturity, in response to its assessment of the relative value of different securities and future short-term interest rates.

The Fund will only invest in money market obligations of U.S. issuers. For this purpose, the Fund may consider an obligation of a foreign subsidiary of a U.S. company to be an obligation of a U.S. issuer if the obligation is fully guaranteed by the U.S. parent company.



 8                  MERRILL LYNCH DOMESTIC MONEY MARKET FUND

The Fund's management will attempt to maintain a share value of $1.00, but there is a guarantee that it will be able to do so. The Fund could lose money if

       - the issuer of an instrument held by the Fund defaults, or

       - short-term interest rates move sharply in a manner not anticipated by Fund management,

although the risk of loss is minimized by the high credit quality and short-term maturity of the Fund's investments. In order to maintain a share value of $1.00, the Fund may reduce the number of shares held by its shareholders.

The Fund may use different investment strategies which involve various types of risk. The strategies that this Fund may use and the types of risk involved are summarized below:

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

This table shows the investment strategies that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Fund's annual/ semi-annual reports.

                    MERRILL LYNCH DOMESTIC MONEY MARKET FUND                   9

[DETAILS ABOUT THE FUND ICON] Details About the Fund

                      [Domestic Money Market Fund Chart]

                 THE MERRILL LYNCH DOMESTIC MONEY MARKET FUND

Key:

#     Maximum % of total assets
-     No restriction on usage
+     Permitted, but used rarely
++    Not Permitted
x     Type of risk involved with
      investment strategy



                           Leverage  Credit  Market  Information  Valuation  Political  Currency  Liquidity  Correlation  Selection
                           risk      risk    risk    risk         risk       risk       risk      risk       risk         risk
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing             20      x
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments/
  Repurchase
  Agreements           -               x
-----------------------------------------------------------------------------------------------------------------------------------
Securities Lending    20      x        x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Trading     -                       x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
When-issued securities/
  forward commitments  -      x                x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
Non-investment
  grade securities    ++
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities    ++
-----------------------------------------------------------------------------------------------------------------------------------
Restricted and Illiquid
  Securities          10                       x       x            x                               x                       x
-----------------------------------------------------------------------------------------------------------------------------------
Covered call options  ++
-----------------------------------------------------------------------------------------------------------------------------------
Indexed derivative
  securities           -      x        x       x                    x                               x          x            x
-----------------------------------------------------------------------------------------------------------------------------------
Leveraged derivative
  securities          ++
-----------------------------------------------------------------------------------------------------------------------------------
Currency contracts    ++
-----------------------------------------------------------------------------------------------------------------------------------

Each of these strategies and risks is explained in the Appendix to this Prospectus.


APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION


--------------------------------------------------------------------------------



Additional Information about this Fund is discussed in the Appendix which is part of this prospectus.



If you would like further information about the Fund, including how it invests please see the Statement of Additional Information.


 10                 MERRILL LYNCH DOMESTIC MONEY MARKET FUND

Table of Contents

Merrill Lynch Global Bond Focus Fund


                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch Global Bond Focus Fund at a Glance........     3
Risk/Return Bar Chart.......................................     5
Financial Highlights........................................     6

[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE FUND
------------------------------------------------------------------
How the Fund Invests........................................     7
Investment Strategies.......................................    10

APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-3
Investment Strategies.......................................   A-3
Types of Investment Risk....................................   A-8
Special Risks Associated with Foreign Investments
Generally...................................................   A-9
Special Risks Associated with European Economic and Monetary
Union.......................................................  A-11
How to Buy and Sell Shares..................................  A-12
How Shares Are Priced.......................................  A-13
Dividends and Taxes.........................................  A-13

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE FUND
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover


                      MERRILL LYNCH GLOBAL BOND FOCUS FUND

Key Facts [KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.


TOTAL INVESTMENT RETURN -- the combination of capital appreciation (from increases or decreases in the market value of investments) and current income (from interest or dividends).


INVESTMENT GRADE -- any of the four highest debt obligation ratings by recognized rating agencies, including Moody's Investors Service, Inc., Standard & Poor's or Fitch IBCA, Inc.

MATURITY -- the time at which the full principal amount of a debt security is scheduled to be repaid. The maturity of a debt instrument may be short-term (two years or under), intermediate-term (two to ten years) or long-term (over ten years).

MULTI-NATIONAL CURRENCY UNIT -- a measure of value consisting of specified amounts of various underlying currencies.

SUPRANATIONAL ENTITIES -- international organizations sponsored by the U.S. and other governments, such as the World Bank and the Inter-American Development Bank.

THE MERRILL LYNCH GLOBAL BOND FOCUS FUND
AT A GLANCE
--------------------------------------------------------------------------------

WHAT IS THE FUND'S STATED INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek high TOTAL INVESTMENT RETURN.


WHAT ARE THE FUND'S GOALS?


The Fund tries to choose a mix of fixed-income investments including some that will increase in value, some that provide current income through interest, and some that may do both. The Fund tries to blend these investments to create a portfolio that produces a high total return. We cannot guarantee that the Fund will achieve its goals.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of INVESTMENT GRADE fixed-income securities denominated in various currencies, including MULTI-NATIONAL CURRENCY UNITS. The Fund may purchase securities of all MATURITIES issued by corporations, governments and SUPRANATIONAL ENTITIES. The Fund will normally invest most of its assets in securities denominated in foreign currencies, and may invest in securities linked to an interest rate or other index. The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer securities than most other funds.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

As with any mutual fund, the value of the Fund's investments, and therefore the value of the Fund's shares, may go up or down. These changes in the value of the Fund's investments may occur in response to interest rate movements, currency movements or other factors that may affect a particular issuer or security. Generally, when interest rates go up, the value of fixed-income securities goes down, and when a currency appreciates (or depreciates) versus the U.S. dollar, fixed-income securities denominated in that currency appreciate (or depreciate) in U.S. dollar terms. If the value of the Fund's investments goes down, you may lose money.

The Fund will normally invest most of its assets in non-U.S. securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may be less liquid and harder to value than U.S. securities.



                      MERRILL LYNCH GLOBAL BOND FOCUS FUND                     3

[KEY FACTS ICON] Key Facts


The Fund is a non-diversified fund, which means that it invests more of its assets in fewer companies than if it were a diversified fund. By concentrating in a smaller number of investments, the Fund's risk is increased because each investment has a greater effect on the Fund's performance. This helps the Fund's performance when its investments are successful, but hurts the Fund's performance when its investments are unsuccessful.


WHO SHOULD INVEST?


The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

       - are investing for long-term goals, such as retirement

       - want a professionally managed and diversified portfolio

       - want to diversify the types of investment funding their contract

       - are looking for exposure to a variety of fixed-income markets

       - are willing to accept the risk that the value of their investment may decline in exchange for potentially higher long-term returns

 4                    MERRILL LYNCH GLOBAL BOND FOCUS FUND

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for Class A shares for each complete calendar year since the Fund's inception. The table compares the average annual total returns for the Fund's Class A shares for the periods shown with those of the Merrill Lynch US Treasuries Agencies 1-10 years and JP Morgan Global Government Bond Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.


                                  [BAR CHART]

 1994                1995                1996                1997                1998
 -----              ------              ------              ------              ------
 -4.21%              16.69%              8.02%               1.95%               12.62%


During the period shown in the bar chart, the highest return for a quarter was 4.77% (quarter ended June 30, 1995) and the lowest return for a quarter was -4.82% (quarter ended March 31, 1997).



     AVERAGE ANNUAL TOTAL RETURNS
     (FOR THE CALENDAR YEAR ENDED          PAST            PAST
          DECEMBER 31, 1998)             ONE YEAR       FIVE YEARS       SINCE INCEPTION
-----------------------------------------------------------------------------------------
 VS: Global Bond Focus                    12.62%           6.75%              7.23%+
-----------------------------------------------------------------------------------------
 ML US Treasuries Agencies 1-10 yrs*       8.51%           6.51%              6.33%
-----------------------------------------------------------------------------------------
 JP Morgan Global Government
 Bond Index*                              15.31%           8.08%              8.17%
-----------------------------------------------------------------------------------------



 * This unmanaged Index is comprised of intermediate-term government bonds maturing in one to ten years. Past performance is not predictive of future performance.



** This unmanaged Index is comprised of government bonds in the 13 largest bond markets, including the United States. Past performance is not predictive of future performance.


 + Inception date is July 1, 1993

                      MERRILL LYNCH GLOBAL BOND FOCUS FUND                     5

[KEY FACTS ICON] Key Facts

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.



                                                         GLOBAL BOND FOCUS FUND# (CLASS A)
                                                  ------------------------------------------------
                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                  ------------------------------------------------
    INCREASE (DECREASE) IN NET ASSET VALUE:         1998      1997+     1996+     1995+     1994
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
--------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                            $9.76     $9.79     $9.17    $10.38
--------------------------------------------------------------------------------------------------
 Investment income -- net                                        .56       .78       .85       .76
--------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on
 investments and foreign currency
 transactions -- net                                            (.40)     (.03)      .61     (1.19)
--------------------------------------------------------------------------------------------------
 Total from investment operations                                .16       .75      1.46      (.43)
--------------------------------------------------------------------------------------------------
 Less dividends and distributions:
  Investment income -- net                                      (.29)     (.78)     (.84)     (.76)
  Return of Capital                                             (.28)       --        --        --
  In excess of investment income -- net                         (.03)       --        --        --
  In excess of realized gain on
 investments -- net                                               --        --        --      (.02)
--------------------------------------------------------------------------------------------------
 Total dividends and distributions                              (.60)     (.78)     (.84)     (.78)
--------------------------------------------------------------------------------------------------
 Net asset value, end of year                                  $9.32     $9.76     $9.79     $9.17
--------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:*
--------------------------------------------------------------------------------------------------
 Based on net asset value per share                             1.95%     8.02%    16.69%    (4.21)%
--------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------
 Expenses                                                        .73%      .69%      .68%      .75%
--------------------------------------------------------------------------------------------------
 Investment income -- net                                       6.11%     7.95%     8.99%     8.01%
--------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
 Net assets, end of year (in thousands)                      $76,107   $93,790   $81,845   $75,150
--------------------------------------------------------------------------------------------------
 Portfolio turnover                                           568.76%   267.13%   132.57%   117.58%
--------------------------------------------------------------------------------------------------


  * Total investment returns exclude insurance-related fees and expenses.
  +  Based on average shares outstanding.
  # In connection with its reorganization on December 6, 1996, the Global Bond Focus Fund (i) acquired substantially all of the assets and assumed substantially all the liabilities of the International Bond Fund, a separate Fund of the Company,
     (ii) implemented a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and (iii) changed its name from the World Income Focus Fund to its current name. For the period from the commencement of the Fund's operations through its reorganization on December 6, 1996, the portfolio of the Fund included debt securities rated below investment grade (i.e., junk bonds).

 6                    MERRILL LYNCH GLOBAL BOND FOCUS FUND

Details About the Fund [DETAILS ABOUT THE FUND ICON]

ABOUT THE PORTFOLIO MANAGER


Harry Escobar is Portfolio manager of the Fund since December 1998. Mr. Escobar has served as Director of MLAM since 1998. Previously, he was a Senior Vice President at Lehman Brothers, Inc. from 1991 to 1998.


ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Asset Management.


HOW THE FUND INVESTS
--------------------------------------------------------------------------------

The Fund will invest in U.S. and foreign fixed-income securities that have a long-term credit rating of A or better by Standard & Poor's Ratings Group ("S&P") or by Moody's Investors Service, Inc. ("Moody's") or a short-term credit rating in the highest category of either S&P or Moody's. Fixed-income securities include:

       - short-, intermediate- and long-term U.S. and foreign government debt securities

       - short-, intermediate- and long-term corporate debt securities issued by U.S. companies and foreign companies

       - term preferred stock (that is, preferred stock which returns principal at a set time) issued by U.S. and foreign companies

       - corporate debt securities convertible into common stock

       - money market securities

Under normal circumstances, the Fund will invest at least 90% of its assets in such securities.

The Fund may invest in fixed-income securities denominated in any currency or multinational currency unit. The Fund's management currently anticipates that substantially all of the Fund's assets will be denominated in the currencies of the United States, Canada, Western European nations, Australia, New Zealand, Japan and other developed countries. Under normal circumstances, the Fund's investments will be denominated in at least three currencies or multi-national currency units. Changes in the value of fixed-income securities denominated in a foreign currency may occur in response to movements in the value of that currency versus the U.S. dollar -- generally, when a currency appreciates (or depreciates) versus the U.S. dollar, fixed-income securities denominated in that currency appreciate (or depreciate) in U.S. dollar terms. Because the Fund will invest a substantial portion of its assets in fixed-income securities denominated in foreign currencies, appreciation of the U.S. dollar may cause the value of the Fund's investments to decline significantly.


Many Western European countries have adopted a common currency (the Euro). Other countries maintain systems that fix the value of their currency at specified amounts of another currency or seek to maintain the value of their currency within specified limits, or "bands", relative to other currencies. In the event a common currency or currency valuation system is not maintained, currency markets may be extremely volatile and certain of the Fund's holdings may rise or decrease sharply in value as the affected currencies return to market levels.


                      MERRILL LYNCH GLOBAL BOND FOCUS FUND                     7

[DETAILS ABOUT THE FUND ICON] Details About the Fund

Under normal circumstances, the Fund will maintain a dollar-weighted average maturity of no greater than ten years. The Fund, however, may invest in fixed-income securities of any maturity. Changes in the value of fixed-income securities may occur in response to interest rate movements -- generally, when interest rates go up, the value of most fixed-income securities goes down. In most cases, when interest rates go up, the value of fixed-income securities with longer-term maturities goes down more than the value of fixed-income securities with shorter maturities. Because the Fund may invest a substantial portion of its assets in fixed-income securities with long-term maturities, rising interest rates may cause the value of the Fund's investments to decline significantly.

The Fund's management will seek investments for the Fund with the potential for high total return. When selecting investments, the Fund's management will consider the current yield of a security; the likelihood that the currency in which the security is denominated will appreciate or depreciate versus the U.S. dollar; and that the likelihood that interest rates in that currency will change. The Fund may invest in securities with relatively high current yields but little potential for capital appreciation, and also may invest in securities with relatively low current yields but higher potential for capital appreciation as a result of interest or currency movements. The Fund may also invest in a security with a relatively high current yield but the potential for loss of capital through currency depreciation if, in the opinion of the Fund's management, the security offers high potential total return. The Fund may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Fund management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective.

The Fund may invest in securities the potential return of which is based on the change in a specified interest rate, index or currency (an "indexed security"). For example, the Fund may invest in an indexed security that pays a variable amount of interest at each payment based on the current level of LIBOR (a well-known short-term interest rate index) or in an indexed security that returns an amount of principal based on changes in the value of a currency versus the U.S. dollar. Certain indexed securities have greater sensitivity to changes in interest rates than typical fixed-income securities, and the Fund's investments in such instruments may decline in value significantly if interest rates or currencies move in a manner not anticipated by Fund management. For more information regarding these



 8                    MERRILL LYNCH GLOBAL BOND FOCUS FUND
securities and other types of derivatives in which the Fund may invest, please see the table below and the Appendix to this Prospectus.


The Fund has no minimum holding period for investments and will buy or sell securities or other assets whenever the Fund's management sees an appropriate opportunity.


The Fund may use different investment strategies which involve various types of risk. The strategies that this Fund may use and the types of risk involved are summarized below:

                      MERRILL LYNCH GLOBAL BOND FOCUS FUND                     9

[DETAILS ABOUT THE FUND ICON] Details About the Fund

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

This table shows the investment strategies that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Fund's annual/semi-annual reports.

                        [Global Bond Focus Fund Chart]

                   THE MERRILL LYNCH GLOBAL BOND FOCUS FUND

Key:

#     Maximum % of total assets
-     No restriction on usage
+     Permitted, but used rarely
++    Not Permitted
x     Type of risk involved with
      investment strategy

                           Leverage  Credit  Market  Information  Valuation  Political  Currency  Liquidity  Correlation  Selection
                           risk      risk    risk    risk         risk       risk       risk      risk       risk         risk
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing              33     x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Investments/
  Repurchase Agreements -              x
-----------------------------------------------------------------------------------------------------------------------------------
Securities Lending     20     x        x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Trading      -                      x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
When-issued securities/
  forward commitments   +     x                x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
Non-investment         ++
  grade securities
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities      -              x       x         x            x        x          x            x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Restricted and Illiquid
  Securities           15                      x         x            x                                x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Covered call options    +                      x                                                       x       x            x
-----------------------------------------------------------------------------------------------------------------------------------
Indexed derivative
  securities            -     x        x       x                      x        x          x            x       x            x
-----------------------------------------------------------------------------------------------------------------------------------
Futures and Options     -     x        x       x                      x        x          x            x       x
-----------------------------------------------------------------------------------------------------------------------------------
Currency contracts      -     x        x       x                      x        x          x            x       x
-----------------------------------------------------------------------------------------------------------------------------------

Each of these strategies and risks is explained in the Appendix to this Prospectus.

APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional information about this Fund is discussed in the Appendix which is part of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

10                    MERRILL LYNCH GLOBAL BOND FOCUS FUND

APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------



Additional Information about this Fund is discussed in the Appendix which is part of this prospectus.



If you would like further information about the Fund, including how it invests please see the Statement of Additional Information.


                      MERRILL LYNCH GLOBAL BOND FOCUS FUND                    11

Table of Contents


Merrill Lynch Global Growth Focus Fund






                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch Global Growth Focus Fund at a Glance......     3
Risk/Return Chart...........................................     5
Financial Highlights........................................     6

[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE FUND
------------------------------------------------------------------
How the Fund Invests........................................     7
Investment Strategies.......................................     9

                                   APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-3
Investment Strategies.......................................   A-3
Types of Investment Risk....................................   A-8
Special Risks Associated with Foreign Investments
Generally...................................................   A-9
Special Risks Associated with European Economic and Monetary
Union.......................................................  A-11
How to Buy and Sell Shares..................................  A-12
How Shares Are Priced.......................................  A-13
Dividends and Taxes.........................................  A-13

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE FUND
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover



                     MERRILL LYNCH GLOBAL GROWTH FOCUS FUND

Key Facts [KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.


EQUITIES -- securities representing ownership of a company ("stock") or securities whose price is linked to the value of securities that represent company ownership.


THE MERRILL LYNCH GLOBAL GROWTH FOCUS FUND AT A GLANCE
--------------------------------------------------------------------------------

WHAT IS THE FUND'S STATED INVESTMENT OBJECTIVE?

The investment objective of the Global Growth Focus Fund is to seek long-term growth of capital.


WHAT ARE THE FUND'S GOALS?


The Fund tries to choose investments that will increase in value. We cannot guarantee that the Fund will achieve its goal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in EQUITIES of companies that have shown above-average earnings growth. The Fund will purchase securities of U.S. and foreign companies, and normally invests in at least three countries at any given time. The Fund can buy securities denominated in foreign currencies.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

As with any mutual fund, the value of the Fund's investments, and therefore the value of the Fund's shares, may go up or down. Changes in the value of the Fund's investments may occur because the stock market is rising or falling or as the result of specific factors that affect particular investments. If the value of the Fund's investments goes down, you may lose money.

The Fund can invest a significant portion of its assets in foreign securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.


WHO SHOULD INVEST?


The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

       - are investing with long-term goals in mind, such as retirement


                     MERRILL LYNCH GLOBAL GROWTH FOCUS FUND                    3

[KEY FACTS ICON] Key Facts

       - want a professionally managed and diversified portfolio

       - are looking for exposure to a variety of equity markets and are willing to accept the risks of international investing

       - are willing to accept the risk of short-term fluctuations in exchange for the potential of higher long-term returns

       - are not looking for a significant amount of current income.



4                    MERRILL LYNCH GLOBAL GROWTH FOCUS FUND

RISK/RETURN CHART

--------------------------------------------------------------------------------


Since inception total return



The table shown below provides an indication of the risks of investing in the Fund. The table compares the average annual total returns for the Fund's shares for the periods shown with the MSCI World Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.



    AGGREGATE TOTAL RETURNS (FOR THE
          CALENDAR YEAR ENDED)
           DECEMBER 31, 1998               SINCE INCEPTION
-----------------------------------------------------------
 VS: Global Growth Focus                        8.20%+
-----------------------------------------------------------
 MSCI World Index*                              9.11%++
-----------------------------------------------------------



 * This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small- capitalization companies in 22 countries, including the United States.



 + Inception date is June 5, 1998.



++ Since May 31, 1998.


                     MERRILL LYNCH GLOBAL GROWTH FOCUS FUND                    5

[KEY FACTS ICON] Key Facts

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.



                                                                     GLOBAL GROWTH FOCUS FUND (CLASS A)
                                                         -----------------------------------------------------------
    INCREASE (DECREASE) IN NET ASSET VALUE:                FOR THE PERIOD ENDED JUNE 5, 1998+ TO DECEMBER 31, 1998
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period
--------------------------------------------------------------------------------------------------------------------
 Investment income -- net
--------------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss)
 on investments and foreign currency
 transactions -- net
--------------------------------------------------------------------------------------------------------------------
 Total from investment operations
--------------------------------------------------------------------------------------------------------------------
 Less dividend income -- net
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period
--------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:**
--------------------------------------------------------------------------------------------------------------------
 Based on net asset value per share
--------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------------------------
 Expenses, net of reimbursement
--------------------------------------------------------------------------------------------------------------------
 Expenses
--------------------------------------------------------------------------------------------------------------------
 Investment income -- net
--------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover
--------------------------------------------------------------------------------------------------------------------



  *  Annualized.
 ** Total investment returns exclude insurance-related fees and expenses.
  +  Commencement of Operations.
  #  Aggregate total investment return.


6                 MERRILL LYNCH GLOBAL GROWTH FOCUS FUND, INC.

Details About the Fund [DETAILS ABOUT THE FUND ICON]


MARKET CAPITALIZATION -- the number of shares of a company's stock, multiplied by the price per share of that stock. Market capitalization is a measure of a company's size.



LIQUIDITY -- the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, consequently, greater volatility.



VOLATILITY -- the frequency and amount of changes to a security's value.


HOW THE FUND INVESTS
--------------------------------------------------------------------------------

The Fund tries to choose investments for capital appreciation -- that is, investments that will increase in value. The Fund will invest in a diversified portfolio primarily consisting of equity securities of U.S. and non-U.S. companies. The Fund will generally invest at least 65% of its assets in equity securities. Equity securities consist of:

       - Common Stock

       - Preferred Stock

       - Securities convertible into Common Stock

       - Derivative securities, such as options and futures, the values of which are based on a common stock or group of common stocks


The Fund will focus on investments in common stock of large and mid-size companies. These companies typically have stock MARKET CAPITALIZATIONS of $2 billion or more. However, the Fund may invest in some companies with lower market capitalization.



Fund management emphasizes stocks of companies that Fund management believes have a high potential for above-average growth rates in earnings. Fund management looks for companies that are leaders in their industries and that have the ability to achieve above-average earnings growth by capitalizing on favorable economic trends that favor those industries. Fund management also looks for companies that are introducing promising new products, achieving strong growth in sales of existing products through improved pricing or increasing sales volume, developing operating efficiencies or increasing market share. Companies with a high potential for above-average earnings growth frequently provide the opportunity for above average stock market returns, but also frequently have above-average price/ earnings ratios, above-average price/book value ratios, below-average dividends or other statistical characteristics associated with high relative valuation. As a result, their shares may be more vulnerable to price declines from unexpected adverse developments.



The Fund may invest a significant portion of its assets in securities of foreign issuers, and will normally invest in securities from at least three countries at any given time. The Fund may invest in securities from any country. The Fund's management, however, anticipates that a substantial portion of the Fund's foreign investments will be in issuers in the developed markets countries of Europe and the Far East. The Fund may also invest in stocks of companies in emerging markets, but the Fund's management anticipates that a greater




                     MERRILL LYNCH GLOBAL GROWTH FOCUS FUND                    7

ABOUT THE PORTFOLIO MANAGER



Lawrence R. Fuller is the Portfolio Manager of the Global Growth Focus Fund. Mr. Fuller has been a First Vice President of the Investment Adviser since 1997, a Vice President from 1992 to 1997, and is responsible for the day-to-day management of the Fund's investment portfolio.



ABOUT THE INVESTMENT ADVISER



The Fund is managed by Merrill Lynch Asset Management.



portion of the Fund's foreign investments will be in issuers in developed markets. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less LIQUID and harder to value than U.S. securities. These risks are greater for investments in emerging markets.


The Fund may invest in securities denominated in currencies other than the U.S. dollar. The Fund's return on investments denominated in foreign currencies will be affected by changes in currency exchange rates. The Fund may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Fund management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective.

The Fund has no stated minimum holding period for investments, and will buy or sell securities whenever the Fund's management sees an appropriate opportunity.


The Fund may use different investment strategies which involve various types of risk. The strategies that this Fund may use and the types of risk involved are summarized below:



8                    MERRILL LYNCH GLOBAL GROWTH FOCUS FUND

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

This table shows the investment strategies that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Fund's annual/semi-annual reports.

                        [Global Bond Focus Fund Chart]

                   THE MERRILL LYNCH GLOBAL BOND FOCUS FUND

Key:

#     Maximum % of total assets
-     No restriction on usage
+     Permitted, but used rarely
++    Not Permitted
x     Type of risk involved with
      investment strategy

                           Leverage  Credit  Market  Information  Valuation  Political  Currency  Liquidity  Correlation  Selection
                           risk      risk    risk    risk         risk       risk       risk      risk       risk         risk
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing              33     x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Investments/
  Repurchase Agreements -              x
-----------------------------------------------------------------------------------------------------------------------------------
Securities Lending     20     x        x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Trading      -                      x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
When-issued securities/
  forward commitments   +     x                x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
Non-investment         ++
  grade securities
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities      -              x       x         x            x        x          x            x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Restricted and Illiquid
  Securities           15                      x         x            x                                x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Covered call options    +                      x                                                       x       x            x
-----------------------------------------------------------------------------------------------------------------------------------
Indexed derivative
  securities            -     x        x       x                      x        x          x            x       x            x
-----------------------------------------------------------------------------------------------------------------------------------
Futures and Options     -     x        x       x                      x        x          x            x       x
-----------------------------------------------------------------------------------------------------------------------------------
Currency contracts      -     x        x       x                      x        x          x            x       x
-----------------------------------------------------------------------------------------------------------------------------------

Each of these strategies and risks is explained in the Appendix to this Prospectus.


APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


Additional Information about this Fund is discussed in the Appendix which is part of this prospectus.



If you would like further information about the Fund, including how it invests please see the Statement of Additional Information.


                     MERRILL LYNCH GLOBAL GROWTH FOCUS FUND                    9

TABLE OF CONTENTS

Merrill Lynch Global Strategy Focus Fund


                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch Global Strategy Focus Fund at a Glance....     3
Risk/Return Bar Chart.......................................     5
Financial Highlights........................................     6

[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE FUND
------------------------------------------------------------------
How the Fund Invests........................................     7
Investment Strategies.......................................    10

                            APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-3
Investment Strategies.......................................   A-3
Types of Investment Risk....................................   A-8
Special Risks Associated with Foreign Investments
Generally...................................................   A-9
Special Risks Associated with European Economic and Monetary
Union.......................................................  A-11
How to Buy and Sell Shares..................................  A-12
How Shares Are Priced.......................................  A-13
Dividends and Taxes.........................................  A-13

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE FUND
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover



                    MERRILL LYNCH GLOBAL STRATEGY FOCUS FUND

Key Facts [KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

TOTAL INVESTMENT RETURN -- the combination of capital appreciation (from increases or decreases in the market value of investments) and current income (from interest or dividends)

EQUITIES -- Securities representing ownership of a company ("stock") or securities whose price is linked to the value of securities that represent company ownership.

FIXED-INCOME SECURITIES -- Instruments that pay a stated rate of interest or other repayment, including regular debt obligations as well as preferred stock that carries a promised level of dividend payments.

INVESTMENT GRADE -- any of the four highest debt obligation ratings by recognized rating agencies such as Moody's Investors Service, Inc., Standard & Poor's or Fitch IBCA, Inc.

THE MERRILL LYNCH GLOBAL STRATEGY FOCUS FUND AT A GLANCE
--------------------------------------------------------------------------------

WHAT IS THE FUND'S STATED INVESTMENT OBJECTIVE?

The investment objective of the Global Strategy Focus Fund is to seek high TOTAL INVESTMENT RETURN.


WHAT ARE THE FUND'S GOALS?


The Fund tries to choose some investments that will increase in value and others that pay dividends or interest. We cannot guarantee that the Fund will achieve its goals.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in U.S. and foreign equity and fixed-income securities. There are no limits on the Fund's ability to invest in specific geographic regions. At the present time, the Fund focuses on investments in Canada, Western Europe, the Far East, and Latin America, as well as in the U.S. The Fund normally invests in at least three countries at any given time. The Fund usually invests more in EQUITIES than in FIXED-INCOME securities. When it invests in fixed-income securities, the Fund will select INVESTMENT GRADE corporate securities, and obligations of U.S. or foreign governments and agencies or international organizations. The Fund can invest in securities denominated in foreign currencies. The Fund is non-diversified, which means that the Fund can invest more of its assets in fewer securities than most other funds.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


As with any mutual fund, the value of the Fund's investments, and therefore the value of the Fund's shares, may fluctuate. These changes in the value of the Fund's equity investments may occur because one or more stock markets around the world are generally rising or falling. Changes in the value of the Fund's fixed-income securities may occur in response to interest rate movements generally when interest rates go up, the value of fixed-income securities goes down. Changes in the value of both the Fund's equity and fixed-income investments may also occur as the result of specific factors that affect the value of a particular investment. If the value of the Fund's investments goes down, you may lose money.


The Fund is a non-diversified fund, which means that it invests more of its assets in fewer companies than if it were a diversified fund. By concentrating in a smaller number of investments, the Fund's risk is increased because each investment has a greater effect on the Fund's performance. This helps the Fund's performance when its investments are successful, but hurts the Fund's performance when its investments are unsuccessful.


                    MERRILL LYNCH GLOBAL STRATEGY FOCUS FUND                   3

[KEY FACTS ICON] Key Facts

The Fund can invest a significant portion of its assets in foreign securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.


WHO SHOULD INVEST?


The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

       - are investing for long-term goals, such as retirement

       - want a professionally managed and diversified portfolio

       - are looking for exposure to a variety of asset classes, including investments in foreign markets

       - are willing to accept higher risk in exchange for potentially higher long-term returns

       - are not looking for a significant amount of current income.

 4                  MERRILL LYNCH GLOBAL STRATEGY FOCUS FUND

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for Class A shares for each complete calendar year since the Fund's inception. The table compares the average annual total returns for the Fund's shares for the periods shown with those of the Morgan Stanley Capital International World Index and the Weighted Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.


                                  [BAR CHART]

 1993        1994        1995        1996        1997       1998
21.03%      -1.46%      10.60%      13.17%      11.94%      8.87%


During the period shown in the bar chart, the highest return for a quarter was 12.22% (quarter ended June 30, 1997) and the lowest return for a quarter was -12.04% (quarter ended September 30, 1998).



 AVERAGE ANNUAL TOTAL RETURNS
 (FOR THE CALENDAR YEAR ENDED)     PAST         PAST            SINCE
       DECEMBER 31, 1998         ONE YEAR    FIVE YEARS       INCEPTION
---------------------------------------------------------------------------
 VS: Global Strategy Focus         8.87%        8.49%           9.56%+
---------------------------------------------------------------------------
 Morgan Stanley Capital
 International World Index*       24.34%       15.67%          14.30%
---------------------------------------------------------------------------
 Weighted Index**                 16.63%        9.59%           9.48%
---------------------------------------------------------------------------



 * This unmanaged market capitalization-weighted index is comprised of a representative sampling of stocks of large-, medium-, and small-capitalization companies in 22 countries, including the United States.



** This unmanaged index, which is an equally weighted blend of the Morgan
   Stanley World Index, the Salomon Brothers World Government Bond Index and the Salomon Brothers World Money Market Index, is comprised of a representative sampling of stocks of large-, medium-, and small-capitalization companies in 22 countries, government bonds and money market securities in the major markets, including the United States.



 + Inception date is February 28, 1992.


                    MERRILL LYNCH GLOBAL STRATEGY FOCUS FUND                   5

[KEY FACTS ICON] Key Facts

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.


                                                                        GLOBAL STRATEGY FOCUS FUND# (CLASS A)
                                                     ----------------------------------------------------------------------------
                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSET VALUE:              1998             1997             1996             1995             1994
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                  $                  $13.87           $12.55           $11.73           $12.17
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                                  .35              .28              .39              .30
---------------------------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on
 investments and foreign currency
 transactions -- net                                                      1.21             1.33              .82             (.48)
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                         1.56             1.61             1.21             (.18)
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions:
  Investment income -- net                                                (.30)            (.29)            (.39)            (.21)
  Realized gain on investments -- net                                     (.42)              --               --+            (.04)
  In excess of realized gain on
  investments -- net                                                        --               --               --             (.01)
---------------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                                        (.72)            (.29)            (.39)            (.26)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $                  $14.71           $13.87           $12.55           $11.73
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:*
---------------------------------------------------------------------------------------------------------------------------------
 Based on net asset value per share                              %       11.94%           13.17%           10.60%           (1.46)%
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                        %         .73%             .71%             .72%             .77%
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                        %        2.33%            2.68%            3.33%            2.85%
---------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net Assets, end of period (in thousands)            $                $869,647         $870,203         $540,242         $515,407
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                  $                  108.66%          173.44%           27.23%           21.03%
---------------------------------------------------------------------------------------------------------------------------------



  *  Total investment returns exclude insurance-related fees and expenses.


  +  Amount is less than $.01 per share.
  # On December 6, 1996, the Global Strategy Focus Fund acquired substantially all of the assets and assumed substantially all the liabilities of the Flexible Strategy Fund, a separate Fund of the Company.

 6                  MERRILL LYNCH GLOBAL STRATEGY FOCUS FUND

Details About the Fund [DETAILS ABOUT THE FUND LOGO]


ABOUT THE PORTFOLIO MANAGER



Thomas R. Robinson is the Portfolio Manager of the Fund since November 1995. He has served as a First Vice President of MLAM since 1997 and as a Senior Portfolio Manager of MLAM from November 1995 to 1997. From 1989 to 1995, he served as Manager of International Strategy for Merrill Lynch & Co. Global Securities Research & Economics Group.



ABOUT THE INVESTMENT ADVISER



The Fund is managed by Merrill Lynch Asset Management.


HOW THE FUND INVESTS
--------------------------------------------------------------------------------


The Fund can invest in both equity securities and fixed-income securities. The Fund may invest entirely in equity securities, entirely in fixed-income securities, or partly in equity securities and partly in fixed-income securities. The Fund will usually hold at least some equity securities and some fixed-income securities.


There are no limits on the Fund's ability to invest in any country or geographic region. The Fund can invest primarily in U.S. securities, primarily in foreign securities, or partly in U.S. securities and partly in foreign securities. At the present time, the Fund focuses on investments in Canada, Western Europe, the Far East, and Latin America, as well as in the U.S. The Fund normally invests in at least three countries at any given time.

The Fund's management will select the percentages of the total portfolio invested in equity securities and fixed-income securities, as well as the geographic allocation of the Fund's investments, based on its views of general economic and financial trends in various countries and industries, such as inflation, commodity prices, the direction of interest and currency movements, estimates of growth in industrial output and profits, and government fiscal policies. The Fund's management will seek to allocate the Fund's investments among the various types of securities in which the Fund may invest in a manner that it believes will best capitalize on the economic and financial trends that it perceives. For example, if the Fund's management believes that falling commodity prices and decreasing estimates of industrial output globally signal low growth and limited returns from equity securities, the Fund may emphasize fixed-income investments. Similarly, if the Fund's management believes that low inflation, new technologies and improvements in economic productivity in a country or region signal a promising environment for equity securities in that country or region, the Fund may emphasize equity investments in that country or region. There is no guarantee that Fund management will be able to correctly forecast economic or financial trends or be able to select investments that will benefit from the trends perceived by Fund management.


The Fund may invest a significant portion of its assets in equity securities. The equity securities in which the Fund invests will primarily be common stocks of large companies. The Fund may invest in equity securities of companies throughout the world. The Fund's management, however, anticipates that the Fund's equity investments will primarily be in companies in the United States, Canada, the Far East, Latin America and the developed markets of Europe. The Fund may invest in companies in emerging markets,



                    MERRILL LYNCH GLOBAL STRATEGY FOCUS FUND                   7

[DETAILS ABOUT THE FUND ICON] Details About the Fund


MATURITY -- The time at which the full principal amount of a debt security is scheduled to be repaid.



but the Fund's management anticipates that a substantially greater portion of the Fund's equity investments will be in companies in developed markets.


The Fund may also invest in fixed-income securities, including U.S. and foreign government securities and corporate debt securities. The Fund will only invest in debt securities that are rated investment grade by Standard & Poor's Ratings Group or Moody's Investor's Service, Inc., or unrated securities which, in the opinion of Fund management, are of comparable quality. The Fund may invest in fixed-income securities of any MATURITY. Changes in the value of fixed-income securities may occur in response to interest rate movements -- generally, when interest rates go up, the value of most fixed-income securities goes down. In most cases, when interest rates go up, the value of fixed-income securities with longer-term maturities goes down more than the value of fixed-income securities with shorter maturities. Because the Fund may invest a substantial portion of its assets in fixed-income securities with long-term maturities, rising interest rates may cause the value of the Fund's fixed-income investments to decline significantly.

The Fund may invest in securities denominated in currencies other than the U.S. dollar. The Fund's return on investments denominated in foreign currencies will be affected by changes in currency exchange rates. The Fund may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Fund management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective.


The Fund may also invest in securities the potential return of which is based on the change in a specified interest rate or equity index (an "indexed note"). For example, the Fund may invest in a security that pays a variable amount of interest or principal based on the current level of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The Fund may also invest in indexed securities the potential return of which is based inversely on the change in a specified interest rate or equity index (an "inverse note"). Inverse notes generally change in value in a manner that is opposite to most fixed-income securities -- that is, interest rates or principal payments on inverse notes increase when the underlying interest or equity index decreases and decrease when the underlying interest rate or equity index increases. Certain indexed notes and inverse notes have greater


 8                  MERRILL LYNCH GLOBAL STRATEGY FOCUS FUND
sensitivity to changes in interest rates or equity index levels than other securities, and the Fund's investments in such instruments may decline in value significantly if interest rates or equity index levels move in a manner not anticipated by Fund management. For more information regarding these securities and other types of derivatives in which the Fund may invest, please see the table below and the Appendix to this Prospectus.


The Fund has no stated minimum holding period for investments, and will buy or sell securities whenever the Fund's management sees an appropriate opportunity.

The Fund may use different investment strategies which involve various types of risk. The strategies that this Fund may use and the types of risk involved are summarized below:

                    MERRILL LYNCH GLOBAL STRATEGY FOCUS FUND                   9

[DETAILS ABOUT THE FUND ICON] Details About the Fund

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

This table shows the investment strategies that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Fund's annual/semi-annual reports.

                      [Global Strategy Focus Fund Chart]

                 THE MERRILL LYNCH GLOBAL STRATEGY FOCUS FUND
Key:

#     Maximum % of total assets
-     No restriction on usage
+     Permitted, but used rarely
++    Not Permitted
x     Type of risk involved with
      investment strategy



                           Leverage  Credit  Market  Information  Valuation  Political  Currency  Liquidity  Correlation  Selection
                           risk      risk    risk    risk         risk       risk       risk      risk       risk         risk
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing              33     x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Investments/
  Repurchase Agreements -              x
-----------------------------------------------------------------------------------------------------------------------------------
Securities Lending     20     x        x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Trading      -                      x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
When-issued securities/
  forward commitments   +     x                x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
Non-investment         ++
  grade securities
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities     -               x       x         x            x          x         x           x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Restricted and Illiquid
  Securities           15                      x         x            x                                x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Covered call options   +                       x                                                       x       x            x
-----------------------------------------------------------------------------------------------------------------------------------
Indexed derivative
  securities           +      x        x       x                      x          x         x           x       x            x
-----------------------------------------------------------------------------------------------------------------------------------
Futures and Options    -      x        x       x                      x          x         x           x       x
-----------------------------------------------------------------------------------------------------------------------------------
Currency contracts     -      x        x       x                      x          x         x           x       x
-----------------------------------------------------------------------------------------------------------------------------------

Each of these strategies and risks is explained in the Appendix to this Prospectus.


APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION



--------------------------------------------------------------------------------



Additional Information about this Fund is discussed in the Appendix which is part of this prospectus.



If you would like further information about the Fund, including how it invests please see the Statement of Additional Information.


 10                 MERRILL LYNCH GLOBAL STRATEGY FOCUS FUND

TABLE  OF  CONTENTS


Merrill Lynch Global Utility Focus Fund



                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch Global Utility Focus Fund at a Glance.....     3
Risk/Return Bar Chart.......................................     5
Financial Highlights........................................     6

[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE FUND
------------------------------------------------------------------
How the Fund Invests........................................     7
Investment Strategies.......................................     9

                             APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-3
Investment Strategies.......................................   A-3
Types of Investment Risk....................................   A-8
Special Risks Associated with Foreign Investments
Generally...................................................   A-9
Special Risks Associated with European Economic and Monetary
Union.......................................................  A-11
How to Buy and Sell Shares..................................  A-12
How Shares Are Priced.......................................  A-13
Dividends and Taxes.........................................  A-13

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE FUND
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover



                    MERRILL LYNCH GLOBAL UTILITY FOCUS FUND

Key Facts [KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.


UTILITY COMPANIES -- companies that are primarily engaged in owning or operating facilities that generate, transmit, or distribute electricity, telecommunications, gas or water.



COMMON STOCK -- shares of ownership of a Corporation.



PREFERRED STOCK -- a type of equity security that typically pays dividends at a fixed rate and gives holders priority over common stock holders with respect to dividend payments and liquidation rights.



BONDS -- a fixed income security issued by either a corporation or by a government agency or instrumentality.



THE MERRILL LYNCH GLOBAL UTILITY FOCUS FUND
AT A GLANCE

--------------------------------------------------------------------------------

WHAT IS THE FUND'S STATED INVESTMENT OBJECTIVE?


The investment objective of the Global Utility Focus Fund is to seek both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of Fund management, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.



WHAT ARE THE FUND'S GOALS?



The Fund tries to choose some investments that will increase in value and others that pay dividends or interest. We cannot guarantee that the Fund will achieve its goals.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in a diversified portfolio of securities issued by UTILITY COMPANIES. Except during temporary defensive periods, the Fund invests at least 65% of its total assets in equity and debt securities issued by domestic and foreign utility companies. The Fund may invest in COMMON STOCK, PREFERRED STOCKS and BONDS. Fund management changes its allocation among these types of investments as it sees appropriate to seek to meet the Fund's objective. The Fund normally invests in at least three countries at any given time. The Fund can buy securities that are denominated in foreign currencies.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



As with any mutual fund, the value of the Fund's investments, and therefore the value of Fund shares, may fluctuate. Changes in the value of the Fund's equity investments may occur because a particular stock market is rising or falling. The value of the Fund's fixed income investments may change in response to overall interest rate changes. Generally, when interest rates go up, the value of utility company securities, and the value of fixed income securities overall, goes down. At other times, specific factors may affect the value of a particular equity or fixed-income investment. If the value of the Fund's investments goes down, you may lose money.



As a sector fund investing in utility companies, the Fund is subject to the risks associated with investments in utility companies, in addition to the general risks of the stock and bond markets. This means the Fund is more




                    MERRILL LYNCH GLOBAL UTILITY FOCUS FUND                    3

[KEY FACTS ICON] Key Facts

LIQUID -- the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.


vulnerable to price fluctuations of utility companies and other factors that particularly affect the utilities industry than a more broadly diversified mutual fund. In addition, the value of common stock issued by utility companies have historically been correlated with changes in interest rates. Generally, when interest rates go up, stocks of utility companies go down. There is no guarantee that this relationship will continue in the future.



The Fund may invest most of its assets in non-U.S. securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic and other developments. Foreign securities may also be less LIQUID and harder to value than U.S. securities. These risks are greater for investments in emerging markets.


WHO SHOULD INVEST?


The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:



       - are investing for long-term goals, such as retirement, but also seek some current income



       - want to diversify their portfolio to include utility companies



       - are looking for exposure to a variety of foreign markets



       - are willing to accept the higher risks of foreign investments in exchange for potentially higher long-term returns.




4                  MERRILL LYNCH GLOBAL UTILITY FOCUS FUND

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for each complete calendar year since the Fund's inception. The table compares the average annual total returns for the Fund for the periods shown with those of the Financial Times/Standard & Poor's -- Actuaries World and World Utility Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.


                                  [BAR CHART]

 1994        1995        1996        1997        1998
-8.51%      24.33%      12.96%      25.90%      24.06%


During the period shown in the bar chart, the highest return for a quarter was 14.72% (quarter ended December 31, 1998) and the lowest return for a quarter was -6.69% (quarter ended March 31, 1994).



   AVERAGE ANNUAL TOTAL RETURNS (FOR
                  THE
          CALENDAR YEAR ENDED)              PAST        PAST      PAST 10 YEARS/
           DECEMBER 31, 1998              ONE YEAR    5 YEARS     SINCE INCEPTION
----------------------------------------------------------------------------------
 VS: Global Utility Focus                  24.06%      14.95%         14.87%+
----------------------------------------------------------------------------------
 FT/S&P -- Actuaries World Index*          23.04%      15.27%         14.98%
----------------------------------------------------------------------------------
 FT/S&P -- Actuaries World Utility
 Index**                                   36.67%      16.30%         15.63%
----------------------------------------------------------------------------------



 * This unmanaged market capitalization-weighted Index is comprised of nearly 2,307 equities from 29 countries in 17 regions, including the United States. Past performance is not predictive of future performance.



** This unmanaged market capitalization-weighted Index is comprised of utility stocks from any of the 24 countries that make up the Financial Times/Standard & Poor's -- Actuaries Index. Past performance is not predictive of future performance.



 + Inception date is July 1, 1993.




                    MERRILL LYNCH GLOBAL UTILITY FOCUS FUND                    5

[KEY FACTS ICON] Key Facts

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.


                                                                         GLOBAL UTILITY FOCUS FUND (CLASS A)
                                                     ----------------------------------------------------------------------------
                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSET VALUE:              1998             1997             1996             1995             1994
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                  $                  $12.19           $11.30            $9.45           $10.66
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                                  .43              .46              .45              .35
---------------------------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on
 investments and foreign currency
 transactions -- net                                                      2.66              .95             1.79            (1.25)
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                         3.09             1.41             2.24             (.90)
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions:
  Investment income -- net                                                (.44)            (.52)            (.39)            (.29)
  Realized gain on investments -- net                                       --               --               --               --
  In excess of realized gain on
 investments -- net                                                         --               --               --             (.02)
---------------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                                        (.44)            (.52)            (.39)            (.31)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                        $                  $14.84           $12.19           $11.30            $9.45
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:*
---------------------------------------------------------------------------------------------------------------------------------
 Based on net asset value per share                              %       25.90%           12.96%           24.33%           (8.51)%
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                        %         .67%             .66%             .66%             .73%
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                        %        3.21%            3.90%            4.44%            3.68%
---------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of year (in thousands)              $                $138,206         $142,438         $148,225         $126,243
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                              %        7.70%           11.39%           11.05%            9.52%
---------------------------------------------------------------------------------------------------------------------------------



*  Total investment returns exclude insurance-related fees and expenses.



 6                  MERRILL LYNCH GLOBAL UTILITY FOCUS FUND

Details About the Fund [DETAILS ABOUT THE FUND ICON]

ABOUT THE PORTFOLIO MANAGER


Walter Rogers is the Portfolio Manager of the Fund since July 1993. He has served as First Vice President of MLAM since 1997 and a Vice President from 1987 to 1997.


ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Asset Management.


DIVIDEND YIELD -- a common stock's annualized dividend stream divided by the stock's current price, which represents the stock's current expected rate of current income.


HOW THE FUND INVESTS
--------------------------------------------------------------------------------


The Fund can invest in both equity securities and fixed-income securities. The Fund may invest entirely in equity securities, entirely in fixed-income securities, or partly in equity securities and partly in fixed-income securities. Fund management anticipates that under normal circumstances a substantial portion of the Fund's investments will be in common stocks.



There are no limits on the Fund's ability to invest in any country or geographic region. The Fund can invest primarily in U.S. securities, primarily in foreign securities, or partly in U.S. securities and partly in foreign securities. The Fund normally invests in at least three countries at any given time. The Fund may invest in companies in emerging markets, but the Fund's management anticipates that a substantially greater portion of the Fund's equity investments will be in companies in developed countries. At the present time, Fund management anticipates that the Fund will invest more, of its assets in U.S. securities than in securities of any other single country.



In selecting securities for the Fund's portfolio, Fund management emphasizes securities of utility companies that have strong financial characteristics. Fund management assesses the financial strength of a utility company by considering such factors as financial resources, quality of management, regulatory environment and overall business prospects for the company.



To meet its objective of current income, the Fund may invest in United States utility companies that pay higher than average dividends, but have a lesser potential for capital appreciation. The average DIVIDEND YIELDS of common stocks issued by U.S. utility companies historically have significantly exceeded those of industrial companies' common stocks.



The Fund may also look for utility companies that may prosper in a deregulated environment. Historically, utility companies have been highly regulated. Currently, there is a growing movement worldwide to deregulate utility companies, particularly electric utility and telecommunications companies, and permit greater competition among them. Deregulation may allow certain utility companies to increase earnings at a faster rate than was allowed in a regulated environment. Deregulation, however, presents both risks and opportunities for investors in utility company securities. For example, in recent years, changes in regulation in the United States increasingly have allowed utility companies to provide services and products



                    MERRILL LYNCH GLOBAL UTILITY FOCUS FUND                    7

[DETAILS ABOUT THE FUND ICON] Details About the Fund


INVESTMENT GRADE -- any of the four highest debt obligation ratings of a recognized rating agency such as: Moody's Investors Service, Inc. or Standard & Poor's Ratings Group or Fitch IBCA, Inc.



outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. In some instances, utility companies are operating on an unregulated basis. Because of trends toward deregulation and the evolution of independent power producers as well as new entrants to the field of telecommunications, non-regulated providers of utility services have become a significant part of their respective industries. The emergence of competition and deregulation may result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core businesses from increased competition and may therefore be less profitable.



The Fund may also invest in fixed-income securities, including debt securities issued by the U.S. and foreign utility companies. The Fund will generally invest in debt securities that are rated INVESTMENT GRADE by Standard & Poor's Ratings Group or Moody's Investor's Service, Inc., or unrated securities which, in the opinion of Fund management, are of comparable quality, but the Fund may invest up to 5% of its assets in lower rated debt securities, also known as "junk bonds." The Fund may invest in fixed-income securities of any maturity. Changes in the value of fixed-income securities may occur in response to interest rate movements -- generally, when interest rates go up, the value of most fixed-income securities goes down. In most cases, when interest rates go up, the value of fixed-income securities with longer-term maturities goes down more than the value of fixed-income securities with shorter maturities.



The Fund may invest in securities denominated in currencies other than the U.S. dollar. The Fund's return on investments denominated in foreign currencies will be affected by changes in currency exchange rates. The Fund may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Fund management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective.



The Fund has no stated minimum holding period for investments, and will buy or sell securities whenever the Fund's management sees an appropriate opportunity.



The Fund may use different investment strategies which involve various types of risk. The strategies that this Fund may use and the types of risk involved are summarized below:



 8                  MERRILL LYNCH GLOBAL UTILITY FOCUS FUND

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

This table shows the investment strategies that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Fund's annual/semi-annual reports.

                      [Global Utility Focus Fund Chart]

                 THE MERRILL LYNCH GLOBAL UTILITY FOCUS FUND

Key:

#     Maximum % of total assets
-     No restriction on usage
+     Permitted, but used rarely
++    Not Permitted
x     Type of risk involved with
      investment strategy



                           Leverage  Credit  Market  Information  Valuation  Political  Currency  Liquidity  Correlation  Selection
                           risk      risk    risk    risk         risk       risk       risk      risk       risk         risk
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing              33     x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Investments/
  Repurchase Agreements -              x
-----------------------------------------------------------------------------------------------------------------------------------
Securities Lending     20     x        x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Trading      -                      x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
When-issued securities/
  forward commitments   -     x                x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
Non-investment
  grade securities      5              x       x         x            x          x         x           x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities      -                      x         x            x          x         x           x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Restricted and Illiquid
  Securities           15                      x         x            x                                x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Covered call options    +                      x                                                       x       x            x
-----------------------------------------------------------------------------------------------------------------------------------
Indexed derivative
  securities            +     x        x       x                      x          x         x           x       x            x
-----------------------------------------------------------------------------------------------------------------------------------
Futures and Options     -     x        x       x                      x          x         x           x       x
-----------------------------------------------------------------------------------------------------------------------------------
Currency contracts      -     x        x       x                      x          x         x           x       x
-----------------------------------------------------------------------------------------------------------------------------------

Each of these strategies and risks is explained in the Appendix to this Prospectus.

APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional information about this Fund is discussed in the Appendix which is part of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.


                    MERRILL LYNCH GLOBAL UTILITY FOCUS FUND                    9

TABLE OF CONTENTS


Merrill Lynch Government Bond Fund



                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch Government Bond Fund at a Glance..........     3
Risk/Return Bar Chart.......................................     5
Financial Highlights........................................     6

[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE FUND
------------------------------------------------------------------
How the Fund Invests........................................     7
Investment Strategies.......................................     9

                               APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-3
Investment Strategies.......................................   A-3
Types of Investment Risk....................................   A-8
Special Risks Associated with Foreign Investments
Generally...................................................   A-9
Special Risks Associated with European Economic and Monetary
Union.......................................................  A-11
How to Buy and Sell Shares..................................  A-12
How Shares Are Priced.......................................  A-13
Dividends and Taxes.........................................  A-13

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE FUND
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover


                      MERRILL LYNCH GOVERNMENT BOND FUND

Key Facts [KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

MATURITY -- the time at which the full principal amount of a debt security is scheduled to be repaid. The maturity of a debt instrument may be short-term (two years or under), intermediate-term (two to ten years) or long-term (over ten years).

AGENCIES -- entities that are part of or sponsored by the federal government, such as the Government National Mortgage Administration ("Ginnie Mae"), the Tennessee Valley Authority or the Federal Housing Administration.


INSTRUMENTALITIES -- supranational entities sponsored by the U.S. and other governments, such as the Inter-American Development Bank.


THE MERRILL LYNCH GOVERNMENT BOND FUND AT A GLANCE
--------------------------------------------------------------------------------

WHAT IS THE FUND'S STATED INVESTMENT OBJECTIVE?


The Fund's investment objective is to seek the highest possible current income consistent with the protection of capital.



WHAT ARE THE FUND'S OBJECTIVE AND GOALS?


The Fund tries to provide current income from an actively managed portfolio of U.S. treasury and agency securities of all MATURITIES. We cannot guarantee that the Fund will achieve its goals.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in a portfolio of bonds and other debt securities that are issued or guaranteed by the U.S. treasury or U.S. government AGENCIES AND INSTRUMENTALITIES. The Fund may invest a substantial portion of its portfolio in mortgage-backed securities issued or guaranteed by GOVERNMENT SPONSORED ENTERPRISES. The Fund may also invest in securities linked to an interest rate or other index. Under normal circumstances, the Fund will maintain a dollar-weighted average maturity of six to fifteen years.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


As with any mutual fund, the value of the Fund's investments, and therefore the value of the Fund's shares, may go up or down. Although government securities involve minimal credit risk, changes in the value of government securities may occur in response to interest rate movements -- generally, when interest rates go up, the value of most government securities, like other fixed income investments, goes down. If the value of the Fund's investments goes down, you may lose money.



                       MERRILL LYNCH GOVERNMENT BOND FUND

[KEY FACTS LOGO] Key Facts


MORTGAGE-BACKED SECURITIES -- securities backed by pools of mortgages that in many cases are guaranteed by government agencies such as Ginnie Mae.


VOLATILITY -- the amount and frequency of changes to a security's value.

GOVERNMENT SPONSORED ENTERPRISES -- private corporations sponsored by the federal government which have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Student Loan Marketing Association ("Sallie Mae") or Fannie Mae.

The Fund may invest a substantial portion of its portfolio in mortgage-backed securities. MORTGAGE-BACKED SECURITIES involve special risks, including prepayment risk and extension risk, and may be more VOLATILE than other fixed-income securities of similar maturities.


WHO SHOULD INVEST?


The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:


       - are looking for an investment that provides current income with minimal credit risk


       - are willing to accept the risk that the value of the Fund's shares may decline as the result of interest rate movements.


4                      MERRILL LYNCH GOVERNMENT BOND FUND

RISK/RETURN BAR CHART

--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for each complete calendar year since the Fund's inception. The table compares the average annual total returns for the Fund's shares for the periods shown with those of the Merrill Lynch (ML) US Treasuries 7-10 years and Merrill Lynch (ML) US Treasuries Agency Master. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.




1995                   1996                 1997                 1998
----                   ----                 ----                 ----
14.83%                 2.86%                8.88%                8.76%



During the period shown in the bar chart, the highest return for a quarter was 6.37% (quarter ended June 30, 1995) and the lowest return for a quarter was -1.98% (quarter ended March 31, 1996).



    AVERAGE ANNUAL TOTAL RETURNS
    (FOR THE CALENDAR YEAR ENDED        PAST
         DECEMBER 31, 1998)           ONE YEAR     SINCE INCEPTION
--------------------------------------------------------------------
 VS: Government Bond Fund               8.76%            7.87%+
--------------------------------------------------------------------
 ML US Treasuries 7-10 years*          12.39%            9.83%
--------------------------------------------------------------------
 ML US Treasury/Agency Master**         9.84%            8.65%
--------------------------------------------------------------------



 * This unmanaged Index is comprised of intermediate-term US Government Bonds and US Treasury Securities maturing in 7-10 years. Past performance is not predictive of future performance.



** This unmanaged Index is comprised of all US Government agency notes and bonds and US Treasury Securities of more than one year. Past performance is not predictive of future performance.


 + Inception date is May 2, 1994.

                       MERRILL LYNCH GOVERNMENT BOND FUND                      5

[KEY FACTS ICON] Key Facts

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.


                                 GOVERNMENT BOND FUND# (CLASS A)
                                 -------------------------------------------------------------------------
                                                                                          FOR THE PERIOD
                                            FOR THE YEAR ENDED DECEMBER 31,                MAY 2, 1994+
    INCREASE (DECREASE) IN       -----------------------------------------------------    TO DECEMBER 31,
       NET ASSET VALUE:             1998          1997          1996          1995             1994
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of
 period                                             $10.40        $10.79         $9.97              $10.00
----------------------------------------------------------------------------------------------------------
 Investment income -- net                              .63           .65           .62              .25
----------------------------------------------------------------------------------------------------------
 Realized and unrealized gain
 (loss) on investments -- net                          .25          (.36)          .81             (.07)
----------------------------------------------------------------------------------------------------------
 Total from investment
 operations                                            .88           .29          1.43              .18
----------------------------------------------------------------------------------------------------------
 Less dividends and
 distributions:
   Investment income -- net                           (.63)         (.64)         (.61)            (.21)
   Realized gain on
   investments -- net                                 (.05)         (.04)           --               --
   In excess of realized gain
   on investments -- net                                --++          --            --               --
----------------------------------------------------------------------------------------------------------
 Total dividends and
 distributions                                        (.68)         (.68)         (.61)            (.21)
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $10.60        $10.40        $10.79               $9.97
----------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:**
----------------------------------------------------------------------------------------------------------
 Based on net asset value per
 share                                                8.88%         2.86%        14.83%            1.79%##
----------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------
 Expenses, net of reimbursement                        .51%          .15%          .00%             .00%*
----------------------------------------------------------------------------------------------------------
 Expenses                                              .57%          .59%          .66%             .80%*
----------------------------------------------------------------------------------------------------------
 Investment income -- net                             6.26%         6.39%         6.28%            4.66%*
----------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
 Net assets, end of period (in
 thousands)                                       $179,820       $89,581       $40,996             $17,811
----------------------------------------------------------------------------------------------------------
 Portfolio turnover                                 117.65%        21.23%        45.39%          103.03%
----------------------------------------------------------------------------------------------------------


  *  Annualized.
 ** Total investment returns exclude insurance-related fees and expenses.
  +  Commencement of Operations.
 ++  Less than $.01 per share.
  # On December 6, 1996, the Government Bond Fund (i) implemented a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (ii) changed its name from the Intermediate Government Bond Fund to its current name. For the period from the commencement of the Fund's operations through December 6, 1996, the portfolio of the Fund consisted primarily of intermediate-term debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with a maximum maturity not to exceed fifteen years.
 ##  Aggregate total investment return.

6                     MERRILL LYNCH GOVERNMENT BOND FUND

Details About the Fund [DETAILS ABOUT THE FUND ICON]

ABOUT THE PORTFOLIO MANAGER


Christopher G. Ayoub is the Portfolio Manager of the Fund since February 1999 and was Co-Portfolio Manager from April 1998 to January 1999. Mr. Ayoub has served as First Vice President of MLAM since 1998 and as Vice President of MLAM from 1985 to 1997.


ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Asset Management.

HOW THE FUND INVESTS
--------------------------------------------------------------------------------

The Fund will invest in a variety of U.S. government securities. Certain securities, such as U.S. Treasury obligations, are direct obligations of the U.S. Government. The Fund also invests in securities that are issued by government-sponsored enterprises or agencies but are not direct obligations of the U.S. Government. These securities are, however, backed by the credit of the particular agency or government-sponsored enterprise that issued the securities and are generally considered to have a low risk of default.

Tax regulations require that the Fund diversify its investments among securities of different government issuers. These regulations specify maximum percentages of the Fund's total assets that can be invested in the securities of the Fund's largest, two largest and three largest issuers at certain times. The U.S. Treasury and each government agency or instrumentality is considered a different issuer for this purpose. Accordingly, the Fund will diversify its investments among U.S. Treasury securities and the securities of government agencies and instrumentalities to the extent necessary to comply with these tax regulations.

Under normal circumstances, the Fund will maintain a dollar-weighted average maturity of six to fifteen years. The Fund, however, may invest in government securities of any maturity. Although government securities involve minimal risk of default, changes in the value of government securities may occur in response to interest rate movements -- generally, when interest rates go up, the value of most government securities, like other fixed-income securities, goes down. In most cases, when interest rates go up, the value of fixed-income securities with longer-term maturities goes down more than the value of fixed-income securities with shorter maturities. Because the Fund will invest a substantial portion of its assets in government securities with long-term maturities, rising interest rates may cause the value of the Fund's investments to decline significantly.


Government agency securities, like other fixed-income securities, may have redemption features that permit the government agency to repurchase the security from the Fund at certain times prior to maturity at a specified price, which is generally equal to or greater than the amount due at maturity. In many cases, when interest rates go down, government agencies redeem fixed-income securities that allow for redemption. When a government agency redeems fixed-income securities, the Fund may receive less than the market value of the securities


                       MERRILL LYNCH GOVERNMENT BOND FUND                      7

[DETAILS ABOUT THE FUND ICON] Details About the Fund

YIELD -- a fixed income security's annualized income stream divided by the security's current price, which represents the security's current expected rate of return.


prior to redemption. In addition, the Fund may have to invest the proceeds in new fixed-income securities with lower YIELDS and therefore lose expected future income.


The Fund may invest a portion of its assets in various types of mortgage-backed securities issued or guaranteed by government-sponsored enterprises such as Fannie Mae or Freddie Mac. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Mortgage-backed securities frequently react differently to changes in interest rates than other fixed-income securities. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. If this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and owners of these securities have to invest the proceeds in securities with lower yields. This risk is known as "prepayment risk." When interest rise, however, fewer borrowers refinance and certain types of mortgage-backed securities are paid off more slowly than originally anticipated, which causes the value of these securities to fall. This risk is known as "extension risk." Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may significantly reduce the value of certain mortgage-backed securities. Although mortgage-backed securities issued by government-sponsored enterprises have low risk of default, neither the U.S. government nor government-sponsored enterprises guarantee mortgage-backed securities against declines in market value as the result of prepayment risk or extension risk.


The Fund may also invest in securities the potential return of which is based on the change in a specified interest rate or interest rate index (an "indexed floater"). For example, the Fund may invest in a security that pays a variable amount of interest at each payment based on the current level of LIBOR (a well-known short-term interest rate index). Certain indexed floaters have greater sensitivity to changes in interest rates than typical fixed-income securities, and the Fund's investments in such instruments may decline in value significantly if interest rates move in a manner not anticipated by Fund management. For more information regarding these securities and other types of derivatives in which the Fund may invest, please see the table below and the Appendix to this Prospectus.



The Fund has no minimum holding period for investments, and will buy or sell securities whenever the Fund's management sees an opportunity to do so.




8                     MERRILL LYNCH GOVERNMENT BOND FUND

The Fund may use different investment strategies which involve various types of risk. The strategies that this Fund may use and the types of risk involved are summarized below:

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

This table shows the investment strategies that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Fund's annual/semi-annual reports.

                         [Government Bond Fund Chart]

                    THE MERRILL LYNCH GOVERNMENT BOND FUND

Key:

#     Maximum % of total assets
-     No restriction on usage
+     Permitted, but used rarely
++    Not Permitted
x     Type of risk involved with
      investment strategy



                           Leverage  Credit  Market  Information  Valuation  Political  Currency  Liquidity  Correlation  Selection
                           risk      risk    risk    risk         risk       risk       risk      risk       risk         risk
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing              33     x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Investments/
  Repurchase Agreements -              x
-----------------------------------------------------------------------------------------------------------------------------------
Securities Lending     20     x        x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Trading      -                      x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
When-issued securities/
  forward commitments   +     x                x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
Non-investment         ++
  grade securities
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities     ++
-----------------------------------------------------------------------------------------------------------------------------------
Restricted and Illiquid
  Securities           15                      x         x            x                                x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Covered call options    +                      x                                                       x       x            x
-----------------------------------------------------------------------------------------------------------------------------------
Indexed derivative
  securities            -     x        x       x                      x                                x       x            x
-----------------------------------------------------------------------------------------------------------------------------------
Futures and Options    ++
-----------------------------------------------------------------------------------------------------------------------------------
Currency contracts     ++
-----------------------------------------------------------------------------------------------------------------------------------

Each of these strategies and risks is explained in the Appendix to this Prospectus.


                       MERRILL LYNCH GOVERNMENT BOND FUND                      9

[DETAILS ABOUT THE FUND ICON] Details About the Fund

APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional Information about this Fund is discussed in the Appendix which is part of this prospectus.

If you would like further information about the Fund, including how it invests please see the Statement of Additional Information.

10                    MERRILL LYNCH GOVERNMENT BOND FUND

TABLE OF CONTENTS


Merrill Lynch High Current Income Fund



                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch High Current Income Fund at a Glance......     3
Risk/Return Bar Chart.......................................     5
Financial Highlights........................................     6

[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE FUND
------------------------------------------------------------------
How the Fund Invests........................................     7
Investment Strategies.......................................    10

                            APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-3
Investment Strategies.......................................   A-3
Types of Investment Risk....................................   A-8
Special Risks Associated with Foreign Investments
Generally...................................................   A-9
Special Risks Associated with European Economic and Monetary
Union.......................................................  A-11
How to Buy and Sell Shares..................................  A-12
How Shares Are Priced.......................................  A-13
Dividends and Taxes.........................................  A-13

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE FUND
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover


                    MERRILL LYNCH HIGH CURRENT INCOME FUND

Key Facts [KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

FIXED-INCOME SECURITIES -- Instruments that pay a stated rate of interest or other repayment, including regular debt obligations as well as convertible securities and preferred stock that carries a promised level of dividend payments.

THE MERRILL LYNCH HIGH CURRENT INCOME FUND
AT A GLANCE
--------------------------------------------------------------------------------

WHAT ARE THE FUND'S STATED INVESTMENT OBJECTIVES?


The primary investment objective of the High Current Income Fund is to obtain a high level of current income. As a secondary objective, the High Current Income Fund seeks capital appreciation when consistent with its primary objective.



WHAT ARE THE FUND'S GOALS?



The Fund's main goal is current income -- it looks for securities that pay interest or dividends. The Fund may also seek growth of capital by looking for investments that will increase in value. However, the Fund's investments emphasize current income more than growth of capital. We cannot guarantee that the Fund will achieve its goals.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests primarily in FIXED-INCOME SECURITIES with lower credit quality, which means credit quality equivalent to or below the fourth highest rating level of recognized rating agencies. Securities with credit quality below the fourth highest rating category are known as "junk bonds." Junk bonds are high-risk investments, and may result in the Fund losing both income and principal. The Fund will invest most of its assets in securities issued by U.S. companies, but may also invest a portion of its assets in securities issued by foreign companies if they are denominated in U.S. dollars.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

As with any mutual fund, the value of the Fund's investments, and therefore the value of Fund shares, may go up or down. These changes may occur in response to interest rate changes or in response to other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of fixed-income instruments goes down. The Fund should be considered high risk because it invests in junk bonds. Investing in junk bonds is riskier than investing in higher quality fixed income securities -- price fluctuations may be larger and more frequent, and there is greater risk of losing both income and principal. The Fund faces additional risks when it invests in securities of foreign companies or governments, including the possibility of substantial volatility due to adverse political, economic or other developments. If the value of the Fund's investments goes down, you may lose money.


                     MERRILL LYNCH HIGH CURRENT INCOME FUND                    3

[KEY FACTS ICON] Key Facts


WHO SHOULD INVEST?


The Fund may be an appropriate investment to fund a portion of a variable annuity or variable life insurance contract for contract owners who:


       - Have long-term goals in mind, such as retirement.



       - Are looking for income, with higher returns than money market funds.


       - Are willing to accept the risk of greater loss of income and principal in return for the possibility of receiving higher current income.

4                   MERRILL LYNCH HIGH CURRENT INCOME FUND

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for each complete calendar year since the Fund's inception. The table compares the average annual total returns for the Fund's Class A shares for the periods shown with those of the First Boston High Yield Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.


1989      1990      1991      1992      1993      1994      1995      1996      1997        1998
----      ----      ----      ----      ----      ----      ----      ----      ----        ----
6.14%     -7.63%    43.00%    20.05%    17.84%    -3.59%    17.21%    11.27%    11.00%      -3.09


During the year period shown in the bar chart, the highest return for a quarter was 17.77% (quarter ended March 31, 1991) and the lowest return for a quarter was -8.44% (quarter ended September 30, 1998).


AVERAGE ANNUAL TOTAL
RETURNS (FOR THE
CALENDAR YEAR ENDED                     PAST         PAST            PAST
DECEMBER 31, 1998)                    ONE YEAR    FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
 VS: High Current Income Fund          -3.09%        6.23%          10.37%
--------------------------------------------------------------------------------
 First Boston High Yield Index*         0.58%        8.16%          10.74%
--------------------------------------------------------------------------------



 * This unmanaged market-weighted Index of high-yield debt securities is comprised of 423 securities rated BBB or lower. Past performance is not predictive of future performance.


                     MERRILL LYNCH HIGH CURRENT INCOME FUND                    5

[KEY FACTS ICON] Key Facts

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.


                                                           HIGH CURRENT INCOME FUND (CLASS A)
                                                  ----------------------------------------------------
                                                            FOR THE YEAR ENDED DECEMBER 31,
             INCREASE (DECREASE) IN               ----------------------------------------------------
                NET ASSET VALUE:                    1998      1997+      1996+       1995       1994
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                            $11.39     $11.25     $10.61     $12.06
------------------------------------------------------------------------------------------------------
 Investment income -- net                                        1.05       1.08       1.09       1.05
------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on
 investments -- net                                               .14        .12        .65      (1.47)
------------------------------------------------------------------------------------------------------
 Total from investment operations                                1.19       1.20       1.74       (.42)
------------------------------------------------------------------------------------------------------
 Less dividends and distributions:
  Investment income -- net                                      (1.04)     (1.06)     (1.10)     (1.03)
  Realized gain on
  investments -- net                                             (.02)        --         --         --
  in excess of realized
  gain on investments -- net                                       --         --         --         --
------------------------------------------------------------------------------------------------------
 Total dividends and distributions                              (1.06)     (1.06)     (1.10)     (1.03)
------------------------------------------------------------------------------------------------------
 Net asset value, end of year                                  $11.52     $11.39     $11.25     $10.61
------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:*
------------------------------------------------------------------------------------------------------
 Based on net asset value per share                             11.00%     11.27%     17.21%     (3.59)%
------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------
 Expenses                                                         .54%       .54%       .55%       .61%
------------------------------------------------------------------------------------------------------
 Investment income -- net                                        9.11%      9.50%      9.92%      9.73%
------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
 Net assets, end of year (in thousands)                      $553,946   $414,615   $356,352   $255,719
------------------------------------------------------------------------------------------------------
 Portfolio turnover                                             53.63%     48.92%     41.60%     51.88%
------------------------------------------------------------------------------------------------------


  * Total investment returns exclude insurance-related fees and expenses.

  +  Based on average shares outstanding.


6                   MERRILL LYNCH HIGH CURRENT INCOME FUND

Details About the Fund [DETAILS ABOUT THE FUND ICON]

ABOUT THE PORTFOLIO MANAGER

Robert F. Murray is the portfolio manager of the Fund since April 1998. He has served as Vice President of MLAM since 1993 and employee of MLAM since 1989.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Asset Management.

YIELD -- a fixed income security's annualized income stream divided by the security's current price, which represents the security's current expected rate of return.

VOLATILITY -- the frequency and amount of changes in a security's market value.

HOW THE FUND INVESTS
--------------------------------------------------------------------------------


The Fund normally expects to invest over 90% of its assets in fixed-income securities. Most of the Fund's investments will be corporate or foreign government debt securities, but the Fund may also buy preferred stocks. The Fund will not buy equity securities other than preferred stocks, but may acquire and hold equity securities offered as part of a unit in conjunction with a fixed-income security, received as the result of a conversion or exchange of a fixed-income security, or obtained in connection with the bankruptcy or workout of a distressed fixed-income security.


The Fund buys primarily securities that are rated Baa or lower by Moody's Investor's Service, Inc. ("Moody's), rated BBB or lower by Standard & Poor's Ratings Group ("S&P") or unrated but have quality comparable to these ratings levels. The Fund may also buy securities that are:

       - Rated higher quality, but only when Fund management believes the Fund can gain a substantial reduction in its risk of losing income and principal, with only a small decrease in YIELD.

       - Rated Ca or lower by Moody's or rated CC or lower by S&P, but only if Fund management believes the security or the issuer is showing a stronger financial position than the low rating usually indicates.

Securities rated below Baa or BBB are commonly called "junk bonds." The Fund may invest up to 100% of its assets in junk bonds. Although junk bonds generally have higher YIELDS than fixed-income securities with higher credit ratings, they are high risk investments that may not pay interest or return principal as scheduled. Junk bonds generally are less LIQUID and experience more price VOLATILITY than higher rated fixed-income securities. Issuers of junk bonds frequently have large amounts of outstanding debt relative to their assets and their outstanding equity, which means that issuers of junk bonds generally have more difficulty making payments in the event of adverse business circumstances than issuers of more highly rated fixed-income securities. Junk bonds may be unsecured and subordinated to an issuer's other debt, which means that in the event the issuer defaults claims of other creditors may receive priority over the claims of holders of junk bonds. In such circumstances, there may be few or no assets available to repay holders of junk bonds. The Fund may suffer a significant loss of expected future income or a significant loss of principal if its holdings default.


                     MERRILL LYNCH HIGH CURRENT INCOME FUND                    7

[DETAILS ABOUT THE FUND ICON] Details About the Fund


LIQUIDITY -- the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.



MATURITY -- the time at which the full principal amount of a debt security is scheduled to be repaid. The maturity of a high yield debt instrument may be short-term (two years or under), intermediate-term (two to five years) long-term or long-term (over five years).



ZERO-COUPON BONDS -- bonds that are sold at a substantial discount to their value at maturity and do not pay current interest.




The Fund will not purchase defaulted securities. If the Fund buys a security and the security defaults or the issuer goes into bankruptcy, the Fund may continue to hold the security.



The Fund may invest in junk bonds of any MATURITY. In addition to the risk of default, changes in the value of junk bonds, like other fixed-income securities, may occur in response to interest rate movements -- generally, when interest rates go up, the value of most fixed-income securities goes down. In most cases, when interest rates go up, the value of ZERO-COUPON BONDS and fixed-income securities with longer-term maturities goes down more than the value of fixed-income securities with shorter maturities. Because the Fund will invest a substantial portion of its assets in zero-coupon bonds and fixed-income securities with maturities, rising interest rates may cause the value of the Fund's investments to decline significantly.



Junk bonds, like other fixed-income securities, frequently have redemption features that permit an issuer to repurchase the security from the Fund at certain times prior to maturity at a specified price, which is generally equal to or greater than the amount due at maturity. In many cases, when interest rates go down, issuers redeem bonds that allow for redemption. When an issuer redeems junk bonds, the Fund may receive less than the market value of the bonds prior to redemption. In addition, the Fund may have to invest the proceeds in new bonds with lower yields and therefore lose expected future income.


To analyze a security, Fund management looks at both the issuer and at general business conditions. Fund management looks at the issuer's:

       - Financial condition

       - Cash flow and borrowing needs. For new companies, or companies with minimal revenues, management may look at whether the company has attracted reputable equity investors or sponsors.

       - Management strength

       - Ability to respond to changes in business conditions

       - Results of operations

       - Visibility in the market, because securities of companies that are less well known may be less liquid

 8                   MERRILL LYNCH HIGH CURRENT INCOME FUND

Fund management looks at general business conditions, including:

       - Expected changes in the general economy and interest rates

       - Economic outlook for specific industries

       - The availability of new investment opportunities


The Fund may invest up to 25% of its assets in fixed-income securities of issuers outside the U.S. The Fund's management anticipates that the Fund's investments in foreign companies will primarily be in issuers in Canada, Australia and the developed countries of Europe, although the Fund may also invest in issuers in emerging markets. The Fund will invest in securities of foreign issuers that are denominated in U.S. dollars. Foreign investing involves special risks, including the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.



The Fund has no minimum holding period for investments, and will buy or sell securities whenever the Fund's management sees an appropriate opportunity.


The Fund may use different investment strategies which involve various types of risk. The strategies that this Fund may use and the types of risk involved are summarized below:

                     MERRILL LYNCH HIGH CURRENT INCOME FUND                    9

[DETAILS ABOUT THE FUND ICON] Details About the Fund

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

This table shows the investment strategies that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Fund's annual/semi-annual reports.

                       [High Current Income Fund Chart]


                  THE MERRILL LYNCH HIGH CURRENT INCOME FUND

Key:

#     Maximum % of total assets
-     No restriction on usage
+     Permitted, but used rarely
++    Not Permitted
x     Type of risk involved with
      investment strategy


                           Leverage  Credit  Market  Information  Valuation  Political  Currency  Liquidity  Correlation  Selection
                           risk      risk    risk    risk         risk       risk       risk      risk       risk         risk
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing              33     x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Investments/
  Repurchase Agreements -              x
-----------------------------------------------------------------------------------------------------------------------------------
Securities Lending     20     x        x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Trading      -                      x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
When-issued securities/
  forward commitments   -     x                x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
Non-investment          -
  grade securities                     x       x         x            x          x         x           x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities     25              x       x         x            x          x                     x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Restricted and Illiquid
  Securities           15                      x         x            x                                x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Covered call options   ++
-----------------------------------------------------------------------------------------------------------------------------------
Indexed derivative
  securities           ++
-----------------------------------------------------------------------------------------------------------------------------------
Futures and Options    ++
-----------------------------------------------------------------------------------------------------------------------------------
Currency contracts     ++
-----------------------------------------------------------------------------------------------------------------------------------

Each of these strategies and risks is explained in the Appendix to this Prospectus.




10                  MERRILL LYNCH HIGH CURRENT INCOME FUND

APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


Additional Information about this Fund is discussed in the Appendix which is part of this prospectus.



If you would like further information about the Fund, including how it invests please see the Statement of Additional Information.


                     MERRILL LYNCH HIGH CURRENT INCOME FUND                   11

TABLE OF CONTENTS


Merrill Lynch Index 500 Fund



                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch Index 500 Fund at a Glance................     3
Risk/Return Bar Chart.......................................     5
Financial Highlights........................................     6

[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE FUND
------------------------------------------------------------------
How the Fund Invests........................................     7
Investment Strategies.......................................     8

                           APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-3
Investment Strategies.......................................   A-3
Types of Investment Risk....................................   A-8
Special Risks Associated with Foreign Investments
Generally...................................................   A-9
Special Risks Associated with European Economic and Monetary
Union.......................................................  A-11
How to Buy and Sell Shares..................................  A-12
How Shares Are Priced.......................................  A-13
Dividends and Taxes.........................................  A-13

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE FUND
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover


                         MERRILL LYNCH INDEX 500 FUND

Key Facts [KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

THE MERRILL LYNCH INDEX 500 FUND AT A GLANCE
--------------------------------------------------------------------------------

WHAT IS THE FUND'S STATED INVESTMENT OBJECTIVE?

The investment objective of the Index 500 Fund is to seek investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").


WHAT ARE THE FUND'S GOALS?


The Fund tries to match the performance of the S&P 500 as closely as possible before the deduction of Fund expenses. The S&P 500 is a market-weighted index composed of 500 common stocks issued by large-capitalization U.S. companies in a wide range of businesses and which collectively represent a substantial portion of all common stocks publicly traded in the U.S. We cannot guarantee the Fund will achieve its goal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in the common stocks represented in the S&P 500 and in derivative instruments linked to the S&P 500. The Fund employs a "passive" approach that attempts to remain invested at all times in a portfolio of assets the performance of which is expected to match approximately that of the S&P 500.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

As with any mutual fund, the value of the Fund's investments, and therefore the value of the Fund's shares, may go up or down. Changes in the value of the Fund's equity investments may occur because the stock market is rising or falling or as the result of specific factors that affect particular investments. If the value of the Fund's investments goes down, you may lose money.


The Fund is a non-diversified fund, which means that it invests more of its assets in fewer companies than if it were a diversified fund. By concentrating in a smaller number of investments, the Fund's risk is increased because each investment has a greater effect on the Fund's performance. This helps the Fund's performance when its investments are successful, but also hurts the Fund's performance when its investments are unsuccessful.



                          MERRILL LYNCH INDEX 500 FUND                         3

[KEY FACTS ICON] Key Facts

WHO SHOULD INVEST?

The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

       - are investing with long-term goals, such as retirement

       - want to invest in large U.S. companies

       - want to ensure that all or a portion of their assets match the performance of a broad equity market index

       - are willing to accept the risk that the value of their investment may decline in exchange for potentially higher long-term returns

       - are not looking for a significant amount of current income.

4                        MERRILL LYNCH INDEX 500 FUND

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for each complete calendar year since the Fund's inception. The table compares the average annual total returns of the Fund for the periods shown with those of the S&P 500 Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.


1997                   1998
----                   ----
32.81%                 28.28%


During the period shown in the bar chart, the highest return for a quarter was 21.29% (quarter ended December 31, 1998) and the lowest return for a quarter was -10.01% (quarter ended September 30, 1998).



AVERAGE ANNUAL TOTAL
RETURNS (FOR THE
CALENDAR YEAR ENDED                     PAST
DECEMBER 31, 1998)                    ONE YEAR     SINCE INCEPTION
--------------------------------------------------------------------
 VS: Index 500 Fund                    28.28%          30.76%+
--------------------------------------------------------------------
 S&P 500 Index*                        28.58%           31.20%
--------------------------------------------------------------------



* The S&P 500(R) is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Past performance is not predictive of future performance.



+ Inception date is December 13, 1996.


                          MERRILL LYNCH INDEX 500 FUND                         5

[KEY FACTS ICON] Key Facts

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.



                                                                           INDEX 500 FUND (CLASS A)
                                                              ---------------------------------------------------
                                                                FOR THE YEAR ENDED
                                                                   DECEMBER 31,                FOR THE PERIOD
                                                              -----------------------        DECEMBER 13, 1996+
INCREASE (DECREASE) IN NET ASSET VALUE:                         1998           1997         TO DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $10.17               $10.00
-----------------------------------------------------------------------------------------------------------------
Investment income -- net                                                         .17                  .02
-----------------------------------------------------------------------------------------------------------------
Realized and unrealized gain on investments -- net                              3.16                  .15
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                                                3.33                  .17
-----------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
  Investment income -- net                                                      (.02)                  --
  Realized gain on investments -- net                                             --++                 --
-----------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                               (.02)                  --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $13.48               $10.17
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:**
-----------------------------------------------------------------------------------------------------------------
Based on net asset value per share                                             32.81%                1.68%#
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement                                                   .34%                 .00%*
-----------------------------------------------------------------------------------------------------------------
Expenses                                                                         .40%                 .60%*
-----------------------------------------------------------------------------------------------------------------
Investment income -- net                                                        2.01%                3.08%*
-----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                    $215,234              $10,752
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                             36.85%                 .04%
-----------------------------------------------------------------------------------------------------------------


  *  Annualized.
 ** Total investment returns exclude insurance-related fees and expenses.
  +  Commencement of Operations.
 ++  Amount is less than $.01 per share.
  #  Aggregate total investment return.

6                        MERRILL LYNCH INDEX 500 FUND

Details About the Fund [DETAILS ABOUT THE FUND]

MARKET-WEIGHTED INDEX -- an index in which the weighting of each security is based on its market capitalization.

MARKET CAPITALIZATION -- the number of shares of a company's stock, multiplied by the price per share of the stock. Market Capitalization is a measure of a company's size.

HOW THE FUND INVESTS
--------------------------------------------------------------------------------


The S&P 500 is composed of 500 common stocks. The stocks represented in the index are issued by large-capitalization U.S. companies in a wide range of businesses and which collectively represent a substantial portion of all common stocks publicly traded in the U.S. The S&P 500 is generally considered broadly representative of the performance of publicly traded U.S. large capitalization stocks. The S&P 500 is a MARKET-WEIGHTED INDEX, which means that the largest stocks represented in the index have the most effect on the index's performance. Currently, the largest stocks in the S&P 500 have many times the effect of most other stocks in the index. The stocks in the S&P 500 are chosen by Standard & Poor's Rating Group ("S&P"), a division of the McGraw-Hill Companies, Inc. S&P chooses stocks for inclusion in the S&P 500 based on market capitalization, trading activity and the overall mix of industries represented in the index, among other factors. S&P's selection of a stock for the S&P 500 does not mean that S&P believes the stock to be an attractive investment.


The Fund will not attempt to buy or sell securities based on Fund management's economic, financial or market analysis, but will instead employ a "passive" investment approach. This means that Fund management will attempt to remain invested at all times in a portfolio of assets the performance of which is expected to match approximately that of the S&P 500. The Fund will only buy or sell securities when Fund management believes it is necessary to do so in order to match the performance of the S&P 500. Accordingly, it is anticipated that the Fund's portfolio turnover and trading costs will be lower than actively managed funds.

The Fund will generally invest in all 500 stocks in the S&P 500 in roughly the same proportions as their weightings in the S&P 500. For example, if 5% of the S&P 500 is made up of the stock of a particular company, the Fund will normally invest approximately 5% of its assets in that company. This strategy is known as "full replication." However, when Fund management believes it would be cost efficient, Fund management is authorized to deviate from full replication and to instead invest in a statistically selected sample of the 500 stocks in the S&P 500 which has aggregate investment characteristics, such as average MARKET CAPITALIZATION and industry weightings, similar to the S&P 500 as a whole.

                          MERRILL LYNCH INDEX 500 FUND                         7

[DETAILS ABOUT THE FUND ICON] Details About the Fund


ABOUT THE PORTFOLIO MANAGER



Eric Mitofsky is the portfolio manager of the Fund since December 1996. He has served as a First Vice President of MLAM since 1997, a Vice President of MLAM from 1992 to 1997 and was an employee of Merrill Lynch's Equity Trading group from 1987 to 1992.



ABOUT THE INVESTMENT ADVISER



The Fund is managed by Merrill Lynch Asset Management.



Fund management may also purchase stocks not included in the S&P 500 when it believes that it would be a cost efficient way of approximating the S&P 500's performance to do so. If Fund management uses these techniques, the Fund may not track the S&P 500 as closely as it would if it were fully replicating the S&P 500.

The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts linked to the performance of the S&P 500. Derivatives allow the Fund to increase or decrease its exposure to the S&P 500 quickly and at less cost than buying or selling stocks. The Fund will invest in options, futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. The Fund will also invest in short-term money market instruments as cash reserves. The Fund will not invest in options, futures, other derivative instruments or short-term money market instruments in order to lessen the Fund's exposure to common stocks as a defensive strategy, but will instead attempt to remain fully invested at all times.


INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

This table shows the investment strategies that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Fund's annual/semi-annual reports.


8                        MERRILL LYNCH INDEX 500 FUND

                              [Index 500 Chart]

                       THE MERRILL LYNCH INDEX 500 FUND

Key:

#     Maximum % of total assets
-     No restriction on usage
+     Permitted, but used rarely
++    Not Permitted
x     Type of risk involved with
      investment strategy



                           Leverage  Credit  Market  Information  Valuation  Political  Currency  Liquidity  Correlation  Selection
                           risk      risk    risk    risk         risk       risk       risk      risk       risk         risk
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing              33     x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Investments/
  Repurchase Agreements -              x
-----------------------------------------------------------------------------------------------------------------------------------
Securities Lending     20     x        x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Trading      +                      x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
When-issued securities/
  forward commitments   +     x                x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
Non-investment         ++
  grade securities
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities     +               x       x         x            x          x         x           x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Restricted and Illiquid
  Securities           15                      x         x            x                                x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Covered call options   +                       x                                                       x       x            x
-----------------------------------------------------------------------------------------------------------------------------------
Indexed derivative
  securities           +      x        x       x                      x                                x       x            x
-----------------------------------------------------------------------------------------------------------------------------------
Futures and Options    -      x        x       x                      x                                x       x
-----------------------------------------------------------------------------------------------------------------------------------
Currency contracts     ++
-----------------------------------------------------------------------------------------------------------------------------------

Each of these strategies and risks is explained in the Appendix to this Prospectus.

APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional Information about this Fund is discussed in the Appendix which is part of this prospectus.

If you would like further information about the Fund, including how it invests please see the Statement of Additional Information.


                          MERRILL LYNCH INDEX 500 FUND                         9

TABLE OF CONTENTS


Merrill Lynch International Equity Focus Fund



                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch International Equity Focus Fund at a
Glance......................................................     3
Risk/Return Bar Chart.......................................     5
Financial Highlights........................................     6

[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE FUND
------------------------------------------------------------------
How the Fund Invests........................................     7
Investment Strategies.......................................    10

                           APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-3
Investment Strategies.......................................   A-3
Types of Investment Risk....................................   A-8
Special Risks Associated with Foreign Investments
Generally...................................................   A-9
Special Risks Associated with European Economic and Monetary
Union.......................................................  A-11
How to Buy and Sell Shares..................................  A-12
How Shares Are Priced.......................................  A-13
Dividends and Taxes.........................................  A-13

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE FUND
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover


                MERRILL LYNCH INTERNATIONAL EQUITY FOCUS FUND

Key Facts [KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.


EQUITY SECURITIES -- securities representing ownership of a company, such as common stock or preferred stock, as well as derivative instruments the value of which is based on a common stock or group of common stocks, such as options and futures.


THE MERRILL LYNCH INTERNATIONAL EQUITY FOCUS FUND
AT A GLANCE
--------------------------------------------------------------------------------

WHAT IS THE FUND'S STATED INVESTMENT OBJECTIVE?

The investment objective of the International Equity Fund is to seek capital appreciation and, secondarily, income.


WHAT ARE THE FUND'S GOALS?


The Fund tries to choose investments that will increase in value. The Fund also seeks current income by looking for some investments that pay interest or dividends. However, the Fund's investments emphasize growth of capital more than current income. We cannot guarantee that the Fund will achieve its goals.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in EQUITY SECURITIES of companies outside the U.S. The Fund normally invests in a diversified portfolio consisting of companies from a variety of different countries, and except for unusual circumstances will at all times be invested in securities from at least three countries. The Fund can invest in securities denominated in either U.S. dollars or foreign currencies. The Fund's management anticipates that under most circumstances the Fund's investments will primarily be denominated in foreign currencies.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

As with any mutual fund, the value of the Fund's investments, and therefore the value of the Fund's shares, may go up or down. Changes in the value of the Fund's equity investments may occur because the stock market is rising or falling or as the result of specific factors that affect particular investments. If the value of the Fund's investments goes down, you may lose money.

The Fund will invest most of its assets in non-U.S. securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.



                 MERRILL LYNCH INTERNATIONAL EQUITY FOCUS FUND                 3

Key Facts [KEY FACTS ICON]


WHO SHOULD INVEST?


The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

       - Are looking for capital appreciation for long-term goals, such as retirement.

       - Want a professionally managed and diversified portfolio.

       - Are looking for broad exposure to foreign equity markets.

       - Are willing to accept the risks of foreign investing in exchange for potentially higher long-term returns.

       - Are not looking for a significant amount of current income.

4               MERRILL LYNCH INTERNATIONAL EQUITY FOCUS FUND

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for each complete calendar year since the Fund's inception. The table compares the average annual total returns for the Fund's Class A shares for the periods shown with those of the Morgan Stanley Capital International ("MSCI") World (Ex US) Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.


1994              1995              1996              1997              1998
----              ----              ----              ----              ----
0.55%             5.48%             6.62%             -4.55%            7.80%


During the period shown in the bar chart, the highest return for a quarter was 19.06% (quarter ended December 31, 1998) and the lowest return for a quarter was -18.16% (quarter ended September 30, 1998).



AVERAGE ANNUAL TOTAL
RETURNS (FOR THE
CALENDAR YEAR ENDED                  PAST          PAST
DECEMBER 31, 1998)                 ONE YEAR     FIVE YEARS     SINCE INCEPTION
------------------------------------------------------------------------------
 VS: International Equity Focus
 Fund                               7.80%         3.07%            4.64%+
------------------------------------------------------------------------------
 MSCI World (Ex-US) Index*         18.76%         9.19%            9.76%++
------------------------------------------------------------------------------



 * This unmanaged market capitalization-weighted index is comprised of a representative sampling of stocks of 1,178 companies in 22 countries, excluding The United States. Past performance is not predictive of future performance.


 + Inception date is July 1, 1993.


++ Since June 30, 1993.


                 MERRILL LYNCH INTERNATIONAL EQUITY FOCUS FUND                 5

[KEY FACTS ICON] Key Facts

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.

                                                       INTERNATIONAL EQUITY FOCUS FUND (CLASS A)
                                                  ----------------------------------------------------
                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSET VALUE:              1998      1997+      1996+       1995       1994
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                            $11.63     $11.06     $10.90     $11.03
------------------------------------------------------------------------------------------------------
Investment income -- net                                         .20        .23        .20        .19
------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on
investments and foreign currency
transactions -- net                                             (.71)       .49        .37       (.13)
------------------------------------------------------------------------------------------------------
Total from investment operations                                (.51)       .72        .57        .06
------------------------------------------------------------------------------------------------------
Less dividends and distributions:
  Investment income -- net                                      (.23)      (.15)      (.01)      (.18)
  Realized gain on investments -- net                           (.09)        --       (.17)      (.01)
------------------------------------------------------------------------------------------------------
In excess of realized gain on
investments -- net                                                --         --       (.23)        --
------------------------------------------------------------------------------------------------------
Total dividends and distributions                               (.32)      (.15)      (.41)      (.19)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                                  $10.80     $11.63     $11.06     $10.90
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:*
------------------------------------------------------------------------------------------------------
Based on net asset value per share                             (4.55)%     6.62%      5.48%       .55%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------
Expenses                                                         .90%       .89%       .89%       .97%
------------------------------------------------------------------------------------------------------
Investment income -- net                                        1.69%      1.96%      1.95%      1.09%
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                      $425,223   $349,080   $265,602   $247,884
------------------------------------------------------------------------------------------------------
Portfolio turnover                                            127.96%     49.87%    100.02%     58.84%
------------------------------------------------------------------------------------------------------



  * Total investment returns exclude insurance-related fees and expenses.


  +  Based on average shares outstanding.

6               MERRILL LYNCH INTERNATIONAL EQUITY FOCUS FUND

Details About the Fund [DETAILS ABOUT THE FUND ICON]

ABOUT THE PORTFOLIO MANAGER


Clive D. Lang is the Portfolio Manager of the Fund since April 1998. Mr. Lang has been associated with MLAM U.K. and has served as a Senior Quantitative Analyst for the Fund since 1996, and prior to that was the Chief Investment Officer of Panagora Asset Management Limited.


ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Asset Management.

HOW THE FUND INVESTS
--------------------------------------------------------------------------------

The Fund will invest in a diversified portfolio primarily consisting of equity securities of non-U.S. companies. The Fund will generally invest at least 65% of its assets in equity securities. Equity securities consist of:

       - Common Stock

       - Preferred Stock

       - Securities convertible into Common Stock


       - Derivative securities, such as options and futures, the value of which is based on a common stock or group of common stocks


The Fund will focus on investments in common stock.


The Fund may invest in equity securities of companies throughout the world. There are no limits on the geographic allocation of the Fund's investments. The Fund's management, however, anticipates that a substantial portion of the Fund's investments will be in companies in the developed countries of Europe and the Far East. The Fund may also invest in companies in emerging markets, but the Fund's management anticipates that a greater portion of the Fund's investments will be in companies in developed countries. The Fund normally invests in a diversified portfolio consisting of companies from a variety of different countries, and will at all times be invested in securities from at least three countries.



The Fund's management chooses investments using a "top down" investment style. This means that the Fund chooses investments primarily based on Fund management's views of general economic and financial trends rather than Fund management's opinion of individual companies. The Fund's management seeks to achieve gains principally by allocating the Fund's investments to equity markets that will benefit from the economic and financial trends perceived by the Fund's management and therefore outperform other equity markets. The Fund's management believes such allocation decisions can play a more important role in investment results than other factors. The Fund's management attempts to identify equity markets with the best potential to outperform other equity markets based on analysis of economic factors such as inflation, commodity prices, the direction of interest and currency movements, estimates of growth in industrial output and profits, and government fiscal policies. The Fund's



                 MERRILL LYNCH INTERNATIONAL EQUITY FOCUS FUND                 7

[DETAILS ABOUT THE FUND ICON] Details About the Fund


TECHNICAL ANALYSIS -- a method of predicting the direction of future price movement of an asset based on identifying significant recurring patterns from the asset's historic prices.


COMMON STOCK -- shares of ownership of a corporation.

PREFERRED STOCK -- class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

INVESTMENT GRADE -- any of the four highest debt obligation ratings by recognized rating agencies, including Moody's Investors Service, Inc., Standard & Poor's or Fitch IBCA, Inc.


LIQUIDITY -- the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.



VOLATILITY -- the frequency and amount of changes in a securities market value.



management also uses market TECHNICAL ANALYSIS. The Fund's management chooses individual securities that will benefit from the economic circumstances anticipated by Fund management or that are representative of a particular equity market. The Fund's management therefore does not depend heavily on security selection techniques involving fundamental analysis of individual companies.



The Fund may also invest up to 35% of its assets in non-convertible debt securities. The Fund's investments in non-convertible debt securities will generally be longer-term securities with the potential for capital appreciation through changes in interest rates, exchange rates or the general perception of the creditworthiness of issuers in certain countries. The Fund may also invest in non-convertible debt securities for income, but this will not be a focus of the Fund's investments. The Fund may invest in debt securities that are not rated INVESTMENT GRADE, which are commonly known as "junk bonds." Junk bonds are high risk investments, and may result in the Fund losing both income and principal. Junk bonds are generally less LIQUID and experience more price VOLATILITY than higher-rated fixed-income securities.



Because the Fund will invest primarily in foreign securities, it offers the potential for more diversification than an investment only in the U.S. Foreign securities have often (although not always) performed differently than U.S. securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.


The Fund will invest in securities denominated in currencies other than the U.S. dollar. The Fund's return on investments denominated in foreign currencies will be affected by changes in currency exchange rates. The Fund may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Fund management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective. The Fund may also engage in other types of transactions involving derivatives, as set forth in the table below and described in detail in the Appendix to this Prospectus.


8               MERRILL LYNCH INTERNATIONAL EQUITY FOCUS FUND

The Fund may also invest in securities the potential return of which is based on the change in a specified interest rate or equity index (an "indexed note"). For example, the Fund may invest in a security that pays a variable amount of interest or principal based on the current level of the French or Korean stock markets. The Fund may also invest in indexed securities the potential return of which is based inversely on the change in a specified interest rate or equity index (an "inverse note"). Inverse notes generally change in value in a manner that is opposite to most fixed-income securities -- that is, interest rates or principal payments on inverse notes increase when the underlying interest rate or equity index decreases and decrease when the underlying interest rate or equity increases. Certain indexed notes and inverse notes have greater sensitivity to changes in interest rates or equity index levels than other securities, and the Fund's investments in such instruments may decline in value significantly if interest rates or equity index levels move in a manner not anticipated by Fund management. For more information regarding these securities and other types of derivatives in which the Fund may invest, please see the table and the Appendix to this Prospectus.



The Fund has no minimum holding period for investments, and will buy or sell securities whenever the Fund's management sees an appropriate opportunity.


The Fund may use different investment strategies which involve various types of risk. The strategies that this Fund may use and the types of risk involved are summarized below:

                 MERRILL LYNCH INTERNATIONAL EQUITY FOCUS FUND                 9

[DETAILS ABOUT THE FUND ICON] Details About the Fund

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

This table shows the investment strategies that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Fund's annual/semi-annual reports.

                   [International Equity Focus Fund Chart]

              THE MERRILL LYNCH INTERNATIONAL EQUITY FOCUS FUND

Key:

#     Maximum % of total assets
-     No restriction on usage
+     Permitted, but used rarely
++    Not Permitted
x     Type of risk involved with
      investment strategy



                           Leverage  Credit  Market  Information  Valuation  Political  Currency  Liquidity  Correlation  Selection
                           risk      risk    risk    risk         risk       risk       risk      risk       risk         risk
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing              33     x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Investments/
  Repurchase Agreements -              x
-----------------------------------------------------------------------------------------------------------------------------------
Securities Lending     20     x        x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Trading      -                      x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
When-issued securities/
  forward commitments   +     x                x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
Non-investment
  grade securities     35              x       x         x            x          x         x           x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities     -               x       x         x            x          x         x           x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Restricted and Illiquid
  Securities           15                      x         x            x                                x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Covered call options   +                       x                                                       x       x            x
-----------------------------------------------------------------------------------------------------------------------------------
Indexed derivative
  securities           -      x        x       x                      x          x         x           x       x            x
-----------------------------------------------------------------------------------------------------------------------------------
Futures and Options    -      x        x       x                      x          x         x           x       x
-----------------------------------------------------------------------------------------------------------------------------------
Currency contracts     -      x        x       x                      x          x         x           x       x
-----------------------------------------------------------------------------------------------------------------------------------

Each of these strategies and risks is explained in the Appendix to this Prospectus.




APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION


--------------------------------------------------------------------------------



Additional Information about this Fund is discussed in the Appendix which is part of this prospectus.



If you would like further information about the Fund, including how it invests please see the Statement of Additional Information.



10              MERRILL LYNCH INTERNATIONAL EQUITY FOCUS FUND

TABLE OF CONTENTS


Merrill Lynch Natural Resources Focus Fund



                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch American Balanced Fund at a Glance........     3
Risk/Return Bar Chart.......................................     5
Financial Highlights........................................     6

[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE FUND
------------------------------------------------------------------
How the Fund Invests........................................     7
Investment Strategies.......................................    10

                           APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-3
Investment Strategies.......................................   A-3
Types of Investment Risk....................................   A-8
Special Risks Associated with Foreign Investments
Generally...................................................   A-9
Special Risks Associated with European Economic and Monetary
Union.......................................................  A-11
How to Buy and Sell Shares..................................  A-12
How Shares Are Priced.......................................  A-13
Dividends and Taxes.........................................  A-13

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE FUND
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover



                  MERRILL LYNCH NATURAL RESOURCES FOCUS FUND

Key Facts [KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.


NATURAL RESOURCE ASSETS -- materials with economic value that are derived from natural sources either directly or indirectly, such as metals, fuels, timber, undeveloped land and agricultural products.



EQUITY SECURITIES -- securities representing ownership of a company, such as common stock or preferred stock or group of common stocks such as options and futures.



THE MERRILL LYNCH NATURAL RESOURCES FOCUS FUND AT A GLANCE

--------------------------------------------------------------------------------


WHAT IS THE FUND'S STATED INVESTMENT OBJECTIVE?



The investment objective of the Natural Resources Focus Fund is to seek capital appreciation and to protect the purchasing power of shareholders' capital by investing primarily in a portfolio of equity securities of companies with substantial NATURAL RESOURCE ASSETS.



WHAT ARE THE FUND'S GOALS?



The Fund tries to choose investments that will increase in value and that, during inflationary periods, will increase in value at a rate that is at least approximately equal to the rate of inflation. We cannot guarantee that the Fund will achieve its goals.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in EQUITY SECURITIES of companies with substantial natural resources assets. The Fund normally invests in a portfolio consisting of companies in a variety of natural resource-related sectors, such as mining, energy, chemicals, paper, steel, or agriculture. Under certain economic circumstances, however, the Fund may concentrate its investments in one or more of these sectors (although the Fund will not invest more than 25% of its assets in any one industry within a sector). The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than other funds. The fund can invest in both U.S. and non-U.S. companies, and in securities denominated in either U.S. dollars or foreign currencies.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



As with any mutual Fund, the value of the Fund's investments, and therefore the value of the Fund's shares, may go up or down. Changes in the value of the Fund's equity investments may occur because the stock market is rising or falling or as the result of specified factors that affect particular investments. If the value of the Fund's investments goes down, you may lose money.



As a sector fund investing in companies with natural resource assets, the Fund is subject to the risks associated with natural resource investments, in addition to the general risk of the stock market. This means the Fund is more vulnerable to the price movements of natural resources and factors that particularly affect the mining, energy, chemicals, paper, steel or agriculture sectors more than a more broadly diversified mutual fund. Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource




                   MERRILL LYNCH NATURAL RESOURCES FOCUS FUND                  3

[KEY FACTS ICON] Key Facts


prices. The Fund should be considered a vehicle for diversification and should not be considered a balance investment program by itself.



The Fund may invest most of its assets in non-U.S. securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.



The Fund is a non-diversified fund, which means that it invests more of its assets in fewer companies than if it were a diversified fund. By concentrating in a smaller number of investments, the Fund's risk is increased because each investment has a greater effect on the Fund's performance. This helps the Fund's performance when its investments are successful, but hurts the Fund's performance when its investments are unsuccessful.



WHO SHOULD INVEST?



The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:



       - are looking for capital appreciation for long-term goals, such as retirement



       - want a professionally managed and diversified portfolio



       - want to diversify the types of investment funding their contract



       - are looking for exposure to companies with natural resource assets



       - are willing to accept the risks of foreign investing in exchange for potentially higher long-term returns



       - are not looking for current income



4                 MERRILL LYNCH NATURAL RESOURCES FOCUS FUND

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for Class A shares since the Fund's inception. The table compares the average annual total returns for each class of the Fund's shares for the periods shown with the S&P Industrials Index, Lipper Natural Resources Avg. and the Consumer Price Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.


                                  [BAR CHART]

 1989         1990        1991        1992        1993        1994        1995        1996        1997        1998
18.23%       -6.21%      1.36%       1.36%       10.47%      1.44%       12.65%      13.52%      -12.52%     -15.3%


During the ten year period shown in the bar chart, the highest return for a quarter was 10.77% (quarter ended March 31, 1993) and the lowest return for a quarter was -20.39% (quarter ended December 31, 1997).



 AVERAGE ANNUAL TOTAL RETURNS
 (FOR THE CALENDAR YEAR ENDED)      PAST          PAST          PAST
       DECEMBER 31, 1998          ONE YEAR     FIVE YEARS     TEN YEARS
------------------------------------------------------------------------
 VS: Natural Resources Focus
 Fund                             -15.30%        -0.79%         1.92%
------------------------------------------------------------------------
 S&P Industrials Index*            33.74%        24.67%        19.28%
------------------------------------------------------------------------
 Lipper Natural Resources Avg**   -23.92%         3.05%         6.32%
------------------------------------------------------------------------
 Consumer Price Index***            1.98%         2.36%         3.13%
------------------------------------------------------------------------



  * This unmanaged Index measures the pattern of movements of the common stocks of 400 large industrial companies and their weighting by capitalization.



 ** This unmanaged Index is comprised of all US mutual funds classified by Lipper Analytical Services as natural resource-related funds.



*** This unmanaged Index is the most widely used Index of price changes over time and is designed to measure changes in the typical market basket of purchases by urban consumers.


                   MERRILL LYNCH NATURAL RESOURCES FOCUS FUND                  5

[KEY FACTS ICON] Key Facts

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.


                                                                          NATURAL RESOURCES FOCUS FUND (CLASS A)
                                                          -----------------------------------------------------------------------
                                                                              FOR THE YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------------
     INCREASE (DECREASE) IN NET ASSET VALUE:               1998            1997            1996            1995            1994
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                             $          $13.12          $11.95          $10.82          $10.82
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                                     .14             .18             .20             .17
---------------------------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on
 investments -- net and
 foreign currency transactions -- net                                       (1.68)           1.40            1.15            (.02)
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                           (1.54)           1.58            1.35             .15
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions:
  Investment income -- net                                                   (.06)           (.20)           (.19)           (.15)
  Realized gain on investments -- net                                        (.86)           (.21)           (.03)             --
---------------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                                           (.92)           (.41)           (.22)           (.15)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                 $          $10.66          $13.12          $11.95          $10.82
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:*
---------------------------------------------------------------------------------------------------------------------------------
 Based on net asset value per share                                  %     (12.52)%         13.52%          12.65%           1.44%
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses, net of reimbursements                                     %        .81%            .78%            .78%            .87%
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                            %        .81%            .78%            .78%            .87%
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                            %        .99%           1.43%           1.75%           1.91%
---------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of year (in thousands)                         $         $26,979         $45,197         $43,102         $39,715
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                                  %      20.93%          31.11%          30.15%          10.94%
---------------------------------------------------------------------------------------------------------------------------------



  *  Total investment returns exclude insurance-related fees and expenses.


6                 MERRILL LYNCH NATURAL RESOURCES FOCUS FUND

Details About the Fund [DETAILS ABOUT THE FUND ICON]


ABOUT THE PORTFOLIO MANAGER



Robert M. Shearer has served as the Natural Resources Focus Fund's Portfolio Manager since December 1997, and is primarily responsible for the Fund's day-to-day management. Mr. Shearer has served as First Vice President of MLAM since January 1998 and was an Associate Portfolio Manager of the Fund from September 1997 to December 1997. From 1996 to 1997 he was a Vice President and an Assistant Portfolio Manager at David L. Babson and Company, Incorporated. From 1993 to 1996 he was a Vice President/Sector Manager at Concert Capital Management. From 1988 to 1993 he was the Senior Energy Analyst at Fiduciary Trust Company International.



ABOUT THE INVESTMENT ADVISER



The Fund is managed by Merrill Lynch Asset Management.


INVESTMENT GRADE -- any of the four highest debt obligation ratings of a recognised rating agency such as: Moody's Investors Service, Inc. or Standard & Poor's Ratings Group or Fitch IBCA, Inc.

INDEX -- a measure of value or rate.

HOW THE FUND INVESTS
--------------------------------------------------------------------------------


The Fund will invest in a diversified portfolio primarily consisting of equity securities of non-U.S. companies. Equity securities consist of:



       - Common Stock



       - Preferred Stock



       - Securities convertible into Common Stock


       - Derivative securities, such as options and futures, the values of which are based on a common stock or group of common stocks



The Fund will focus on investments in common stock.



The Fund invests in companies with substantial natural resource assets. Fund management will consider a company to have substantial natural resource assets when, in the opinion of Fund management, the company's market value or profitability is significantly affected by changes in the value of a natural resource. The Fund will not invest directly in natural resource assets but may invest in derivative securities, such as futures and options, the value of which are tied to the value of a natural resource asset or natural resource-related INDEX. Under normal circumstances, the Fund will invest at least 65% of its assets in companies with substantial natural resource assets and natural resource-related derivatives.



The Fund's management chooses equity securities using a combination of "top down" and "bottom up" investment styles. "Top down" means that the Fund seeks to allocate its investments to natural resource-related economic sectors the Fund's management believes have the potential to outperform other economic sectors due to factors such as supply-and-demand trends and global economic conditions. "Bottom up" means that the Fund also selects investments based on management's assessment of the earnings prospects of individual companies. When assessing individual companies, the Fund seeks to invest in companies that the Fund's management believes to be undervalued. A company's stock is undervalued when the stock's current price is less that what the Fund believes a share of the company is worth. A company's worth can be assessed by several factors, such as financial resources, value of tangible assets, rate of return on capital, quality or management, and overall business prospects. A company's stock may become undervalued when most investors fail to perceive the company's strengths in one or more of these areas. Fund management may also determine a company is undervalued if its stock price is down because of temporary factors from which Fund management believes the company will recover.



                   MERRILL LYNCH NATURAL RESOURCES FOCUS FUND                  7

[DETAILS ABOUT THE FUND ICON] Details About the Fund


COMMODITY -- a tangible asset such as gold, heating oil, coffee, natural gas or wheat.



The Fund will focus on attempting to identify companies that are undervalued relative to the value of their underlying natural resource assets. In seeking to identify such companies, Fund management considers which of the companies that meet its criteria would be most likely to benefit from the economic circumstances anticipated by Fund management.



The Fund's concentration in the securities of companies with substantial natural resource assets will expose the Fund to the price movements of natural resources to a greater extent than a more broadly diversified mutual Fund. The Fund is vulnerable to the price movements of natural resources and factors that particularly affect the mining, energy, chemicals, paper, steel or agriculture sectors. Because the Fund invests primarily in these economic sectors, there is the risk that the Fund will perform poorly during an economic downturn or a slump in demand for natural resources. The Fund should be considered a vehicle for diversification and should not be considered a balanced investment program by itself.



The Fund may also invest in securities the potential return of which is based on the change in a specified equity index or commodity price (an "indexed note"). For example, the Fund may invest in a debt security that pays a variable amount of interest or principal based on the current level of a securities index, such as the AMEX Oil & Gas Index, or of a natural resource COMMODITY, such as gold or oil. The Fund may also invest in indexed securities the potential return of which is based inversely on the change in a specified equity index or commodity price (an "inverse note"). Inverse notes generally change in a value in a manner that is opposite to most fixed-income securities -- that is, interest rates or principal payments on inverse notes increase when the underlying equity index or commodity increases. Certain indexed notes and inverse notes have greater sensitivity to changes in interest rates or equity index levels or commodity prices than other securities, and the Fund's investments in such instruments may decline in value significantly in the event that equity index or commodity levels move in a manner not anticipated by Fund management. For more information regarding these securities and other types of derivatives in which the Fund may invest, please see the table below and the Appendix to the Prospectus.



The Fund can invest primarily in U.S. securities, primarily in foreign securities, or partly in U.S. securities and partly in foreign securities. The Fund may invest in foreign companies in developed markets, such as Canada and Australia, or in emerging markets, such as South Africa, Russia or Latin American countries. Foreign securities involve special risks not present in



8                  MERRILL LYNCH NATURAL RESOURCES FOCUS FUND

U.S. investments than can increase the chances that the Fund will lose money. The risks of foreign securities are typically much greater for emerging markets. Emerging market countries are often less politically and economically stable than developed countries, and more likely to suffer from serious adverse economic circumstances such as hyperinflation, currency devaluation or extremely high interest rate levels. In addition, reliable information about individual companies may be difficult to obtain in many emerging markets.



The Fund will invest in securities denominated in currencies other than the U.S. dollar. The Fund's return on investments denominated in foreign currencies will be effected by changes in currency exchange rates. The Fund may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Fund management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective. The Fund may also engage in other types of transactions involving derivatives, as set forth in the table below and described in detail in the Appendix to this Prospectus.



The Fund has no stated minimum holding period for investments, and will buy or sell securities whenever the Fund's management sees an appropriate opportunity.



The Fund may use different investment strategies which involve various types of risk. The strategies that this Fund may use and the types of risk involved are summarized below:



                   MERRILL LYNCH NATURAL RESOURCES FOCUS FUND                  9

[DETAILS ABOUT THE FUND ICON] Details About the Fund

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

This table shows the investment strategies that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Fund's annual/semi-annual reports.

                       [NATURAL RESOURCES FOCUS CHART]

                THE MERRILL LYNCH NATURAL RESOURCES FOCUS FUND
Key:

#     Maximum % of total assets
-     No restriction on usage
+     Permitted, but used rarely
++    Not Permitted
x     Type of risk involved with
      investment strategy



                           Leverage  Credit  Market  Information  Valuation  Political  Currency  Liquidity  Correlation  Selection
                           risk      risk    risk    risk         risk       risk       risk      risk       risk         risk
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing              33     x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Investments/
  Repurchase Agreements -              x
-----------------------------------------------------------------------------------------------------------------------------------
Securities Lending     20     x        x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Trading      -                      x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
When-issued securities/
  forward commitments   -     x                x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
Non-investment         ++
  grade securities
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities     -               x       x         x            x          x         x           x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Restricted and Illiquid
  Securities           15                      x         x            x                                x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Covered call options   -                       x                                                       x       x            x
-----------------------------------------------------------------------------------------------------------------------------------
Indexed derivative
  securities           -      x        x       x                      x          x         x           x       x            x
-----------------------------------------------------------------------------------------------------------------------------------
Futures and Options    -      x        x       x                      x          x         x           x       x
-----------------------------------------------------------------------------------------------------------------------------------
Currency contracts     -      x        x       x                      x          x         x           x       x
-----------------------------------------------------------------------------------------------------------------------------------

Each of these strategies and risks is explained in the Appendix to this Prospectus.


APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION


--------------------------------------------------------------------------------



Additional Information about this Fund is discussed in the Appendix which is part of this prospectus.



If you would like further information about the Fund, including how it invests please see the Statement of Additional Information.


10                MERRILL LYNCH NATURAL RESOURCES FOCUS FUND

TABLE OF CONTENTS


Merrill Lynch Prime Bond Fund



                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch Prime Bond Fund at a Glance...............     3
Risk/Return Bar Chart.......................................     5
Financial Highlights........................................     6

[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE FUND
------------------------------------------------------------------
How the Fund Invests........................................     7
Investment Strategies.......................................    10

                         APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-3
Investment Strategies.......................................   A-3
Types of Investment Risk....................................   A-8
Special Risks Associated with Foreign Investments
Generally...................................................   A-9
Special Risks Associated with European Economic and Monetary
Union.......................................................  A-11
How to Buy and Sell Shares..................................  A-12
How Shares Are Priced.......................................  A-13
Dividends and Taxes.........................................  A-13

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE FUND
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover


                        MERRILL LYNCH PRIME BOND FUND

Key Facts [KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

FIXED-INCOME SECURITIES -- instruments that pay a stated rate of interest or other form of scheduled payment, including regular debt obligations as well as preferred stock that carries a promised level of dividend payments.

MATURITY -- the time at which the full principal amount of a debt security is scheduled to be repaid. The maturity of a debt instrument may be short-term (two years or under), in-termediate-term (two to ten years) or long-term (over ten years).

THE MERRILL LYNCH PRIME BOND FUND AT A GLANCE
--------------------------------------------------------------------------------

WHAT ARE THE FUND'S STATED INVESTMENT OBJECTIVES?


The primary investment objective of the Prime Bond Fund is to obtain a high level of current income. As a secondary objective, the Prime Bond Fund seeks capital appreciation when consistent with its primary objective.



WHAT ARE THE FUND'S GOALS?



The Fund tries to provide current income -- it looks for securities that pay interest or dividends. The Fund may also seek growth of capital by looking for investments that will increase in value. However, the Fund's investments emphasize current income more than growth of capital. We cannot guarantee that the Fund will achieve its goals.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests primarily in FIXED-INCOME SECURITIES of all MATURITIES rated A or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"). A rating of "A" is the third highest rating these agencies give to long-term fixed-income securities. Fixed-income securities in any of the four highest rating categories can be called "investment grade." The Fund will invest most of its assets in securities issued by U.S. companies, but may also invest in securities issued by foreign companies if they are denominated in U.S. dollars.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


As with any mutual fund, the value of the Fund's investments, and therefore the value of Fund shares, may go up or down. These changes may occur in response to interest rate changes or in response to other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of fixed-income instruments goes down. The Fund faces additional risks when it invests in foreign securities, including the possibility of substantial volatility due to adverse political, economic or other developments. If the value of the Fund's investments goes down, you may lose money.



                         MERRILL LYNCH PRIME BOND FUND                         3

[KEY FACTS LOGO] Key Facts

WHO SHOULD INVEST?

The Fund may be an appropriate investment to fund a portion of a variable annuity or variable life insurance contract for contract owners who:

       - Are investing with long-term goals in mind, such as retirement


       - Are looking for a steady stream of income, with higher returns over time than money market funds



       - Are willing to accept the risk of loss of income and principal in return for the possibility of receiving higher current income.


4                       MERRILL LYNCH PRIME BOND FUND

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for each complete calendar year since the Fund's inception. The table compares the average annual total returns for the Fund's Class A shares for the periods shown with those of the Merrill Lynch US Corporate Master. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.


   1989        1990        1991        1992        1993        1994        1995        1996        1997        1998
  ------      ------      ------      ------      ------      ------      ------      ------      ------      ------
  13.29%      7.13%       16.41%      7.27%       12.02%      -4.80%      20.14%      2.21%       8.64%       7.85%


During the period shown in the bar chart, the highest return for a quarter was 7.77% (quarter ended June 30, 1989) and the lowest return for a quarter was -3.98% (quarter ended March 31, 1994).



      AVERAGE ANNUAL TOTAL
       RETURNS (AS OF THE
      CALENDAR YEAR ENDED           PAST          PAST             PAST
       DECEMBER 31, 1998)         ONE YEAR     FIVE YEARS       TEN YEARS
-----------------------------------------------------------------------------
 VS: Prime Bond Fund                7.85%        6.50%            8.81%
-----------------------------------------------------------------------------
 ML US Corporate Master*            8.72%        7.83%            9.98%
-----------------------------------------------------------------------------



 * This unmanaged Index is comprised of all corporate bonds rated BBB3 or higher, of all maturities. Past performance is not predictive of future performance.


                         MERRILL LYNCH PRIME BOND FUND                         5

[KEY FACTS ICON] Key Facts

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.

                                                         PRIME BOND FUND (CLASS A)
                                         ---------------------------------------------------------
                                                      FOR THE YEAR ENDED DECEMBER 31,
                                         ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSET VALUE:    1998        1997        1996        1995        1994
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
--------------------------------------------------------------------------------------------------
 Net asset value, beginning of year         $           $11.91      $12.45      $11.12      $12.64
--------------------------------------------------------------------------------------------------
 Investment income -- net                                  .78         .80         .82         .77
--------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on
 investments -- net                                        .20        (.55)       1.34       (1.36)
--------------------------------------------------------------------------------------------------
 Total from investment operations                          .98         .25        2.16        (.59)
--------------------------------------------------------------------------------------------------
 Less dividends and distributions:
  Investment income -- net                                (.78)       (.79)       (.83)       (.76)
  In excess of realized
  gain on investments -- net                                --          --          --        (.17)
--------------------------------------------------------------------------------------------------
 Total dividends and distributions                        (.78)       (.79)       (.83)       (.93)
--------------------------------------------------------------------------------------------------
 Net asset value, end of year               $           $12.11      $11.91      $12.45      $11.12
--------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:*
--------------------------------------------------------------------------------------------------
 Based on net asset value per share               %       8.64%       2.21%      20.14%      (4.80)%
--------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------
 Expenses                                         %        .47%        .49%        .50%        .54%
--------------------------------------------------------------------------------------------------
 Investment income -- net                         %       6.62%       6.67%       7.00%       6.74%
--------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
 Net assets, end of year (in thousands)  $           $ 527,770   $ 538,394   $ 489,838   $ 391,234
--------------------------------------------------------------------------------------------------
 Portfolio turnover                               %      89.22%      91.88%      90.12%     139.89%
--------------------------------------------------------------------------------------------------

 *  Total investment returns exclude insurance-related fees and expenses.


6                       MERRILL LYNCH PRIME BOND FUND

Details About the Fund [DETAILS ABOUT THE FUND ICON]

ABOUT THE PORTFOLIO MANAGER


Christopher G. Ayoub is the Portfolio Manager of the Fund since February 1999 and was Co-Portfolio Manager from April 1998 to January 1999. Mr. Ayoub has served as First Vice President of MLAM since 1998 and as Vice President of MLAM from 1985 to 1997.


ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Asset Management.

HOW THE FUND INVESTS
--------------------------------------------------------------------------------

The Fund normally expects to invest over 90% of its assets in fixed-income securities. The fixed-income securities in which the Fund invests consist of:

       - short-, intermediate- and long-term U.S. government debt securities

       - short-, intermediate- and long-term corporate debt securities issued by U.S. and foreign companies

       - ASSET-BACKED SECURITIES

       - MORTGAGE-BACKED SECURITIES

       - term preferred stock (that is, preferred stock which returns principal at a set time) issued by U.S. and foreign companies

       - corporate debt securities and preferred stock convertible into common stock

       - money market securities

The Fund will not buy equity securities other than preferred stocks.


Under normal circumstances the Fund will invest at least 65% of its assets in corporate, asset-backed and mortgage-backed securities that are rated A or higher by Moody's or S&P. Moody's and S&P are two of the most widely recognized independent credit rating services for fixed-income securities, and a substantial majority of high credit quality fixed-income securities carry a credit rating from at least one of these two services. A rating of "A" is the third highest rating these agencies give to long-term corporate debt, and indicates that the issuer has a strong current capacity to pay principal and interest but may be susceptible to some weakening in future adverse economic conditions, although risk of default is low. Fixed-income securities in any of the four highest rating categories can be called "investment grade."


The Fund may invest up to 35% of its assets in securities that are unrated or rated below A by both Moody's and S&P. Except for U.S. government securities, the Fund will only invest in such securities when

       - either Moody's has rated the security Baa or S&P has rated the security BBB (each credit-rating service's fourth highest rating category and the lowest rating category considered investment grade), or

       - a security has not been rated by either Moody's or S&P and the Fund's management believes the security's credit quality is equivalent to securities rated investment grade by these credit-rating services.


                         MERRILL LYNCH PRIME BOND FUND                         7

[DETAILS ABOUT THE FUND ICON] Details About the Fund


ASSET-BACKED SECURITIES -- fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.


YIELD -- a fixed income security's annualized income stream divided by the security's current price, which represents the security's current expected rate of return.


The Fund will not invest in securities rated below investment grade by both S&P and Moody's. The Fund, however, may continue to hold securities that have been downgraded below investment grade if Fund management believes the risk of default is low.


The Fund may invest in fixed-income securities of any maturity. Although investment grade fixed-income securities generally involve low risk of default, changes in the value of fixed-income securities may occur in response to interest rate movements -- generally, when interest rates go up, the value of most fixed-income securities goes down. In most cases, when interest rates go up, the value of fixed-income securities with longer-term maturities goes down more than the value of fixed-income securities with shorter maturities. Because the Fund will invest a substantial portion of its assets in fixed-income securities with long-term maturities, rising interest rates may cause the value of the Fund's investments to decline significantly.


Fixed-income securities frequently have redemption features that permit an issuer to repurchase the security from the Fund at certain times prior to maturity at a specified price, which is generally equal to or greater than the amount due at maturity. In many cases, when interest rates go down, issuers redeem fixed-income securities that allow for redemption. When an issuer redeems fixed-income securities, the Fund may receive less than the market value of the securities prior to redemption. In addition, the Fund may have to invest the proceeds in new fixed-income securities with lower YIELDS and therefore lose expected future income.


The Fund may invest in fixed-income securities of issuers outside the U.S. The Fund's management anticipates that the Fund's investment in foreign securities will primarily be in issuers in Canada, the developed countries of Europe, Australia, New Zealand, and certain Caribbean countries, although the Fund may also invest in issuers elsewhere, including high credit-quality sovereign and corporate issuers in emerging markets. The Fund will invest in securities of foreign issuers that are denominated in U.S. dollars. Foreign investing involves special risks, including the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

The Fund may invest a portion of its assets in various types of mortgage-backed securities. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of


8                       MERRILL LYNCH PRIME BOND FUND
residential or commercial mortgage loans. Mortgage-backed securities frequently react differently to changes in interest rates than other fixed-income securities. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. If this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and owners of these securities have to invest the proceeds in securities with lower yields. This risk is known as "prepayment risk." When interest rise, however, fewer borrowers refinance and certain types of mortgage-backed securities are paid off more slowly than originally anticipated, which causes the value of these securities to fall. This risk is known as "extension risk." Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may significantly reduce the value of certain mortgage-backed securities. Although high credit-quality mortgage-backed securities have low risk of default, mortgage-backed securities are subject to declines in market value as the result of prepayment risk or extension risk.


The Fund may also invest in securities the potential return of which is based on the change in a specified interest rate or interest rate index (an "indexed floater"). For example, the Fund may invest in a security that pays a variable amount of interest at each payment based on the current level of LIBOR (a well-known short-term interest rate index). Certain indexed floaters have greater sensitivity to changes in interest rates than typical fixed-income securities, and the Fund's investments in such instruments may decline in value significantly if interest rates move in a manner not anticipated by Fund management. For more information regarding these securities and other types of derivatives in which the Fund may invest, please see the table below and the Appendix to this Prospectus.



The Fund has no minimum holding period for investments, and will buy or sell securities whenever the Fund's management sees an appropriate opportunity.


                         MERRILL LYNCH PRIME BOND FUND                         9

[DETAILS ABOUT THE FUND ICON] Details About the Fund

The Fund may use different investment strategies which involve various types of risk. The strategies that this Fund may use and the types of risk involved are summarized below:


INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

This table shows the investment strategies that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Fund's annual/semi-annual reports.

                            [Prime Bond Fund Chart]

                       THE MERRILL LYNCH PRIME BOND FUND

Key:

#     Maximum % of total assets
-     No restriction on usage
+     Permitted, but used rarely
++    Not Permitted
x     Type of risk involved with
      investment strategy

                           Leverage  Credit  Market  Information  Valuation  Political  Currency  Liquidity  Correlation  Selection
                           risk      risk    risk    risk         risk       risk       risk      risk       risk         risk
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing              33     x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Investments/
  Repurchase Agreements -              x
-----------------------------------------------------------------------------------------------------------------------------------
Securities Lending     20     x        x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Trading      -                      x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
When-issued securities/
  forward commitments   +     x                x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
Non-investment
  grade securities     ++*
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities      -              x       x         x            x        x                       x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Restricted and Illiquid
  Securities           15                      x         x            x                                x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Covered call options   ++
-----------------------------------------------------------------------------------------------------------------------------------
Indexed derivative
  securities            -     x        x       x                      x        x                       x       x            x
-----------------------------------------------------------------------------------------------------------------------------------
Futures and Options    ++
-----------------------------------------------------------------------------------------------------------------------------------
Currency contracts     ++
-----------------------------------------------------------------------------------------------------------------------------------

*The Fund may continue to hold securities downgraded to non-investment grade after purchase

Each of these strategies and risks is explained in the Appendix to this Prospectus.

10                        MERRILL LYNCH PRIME BOND FUND

Table of Contents


Merrill Lynch Quality Equity Fund






                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch Quality Equity Fund at a Glance...........     3
Risk/Return Bar Chart.......................................     5
Financial Highlights........................................     6

[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE FUND
------------------------------------------------------------------
How the Fund Invests........................................     7
Investment Strategies.......................................     9

                                   APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-3
Investment Strategies.......................................   A-3
Types of Investment Risk....................................   A-8
Special Risks Associated with Foreign Investments
Generally...................................................   A-9
Special Risks Associated with European Economic and Monetary
Union.......................................................  A-11
How to Buy and Sell Shares..................................  A-12
How Shares Are Priced.......................................  A-13
Dividends and Taxes.........................................  A-13

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE FUND
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover



                      MERRILL LYNCH QUALITY EQUITY FUND

Key Facts [KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

TOTAL INVESTMENT RETURN -- The combination of capital appreciation (from increases or decreases in the market value of investments) and current income (from interest or dividends).

VOLATILITY -- The frequency and amount of changes to the Fund's net asset value.


INVESTMENT GRADE -- Fixed income securities rated in one of the four highest ratings categories by a major credit rating agency.



THE MERRILL LYNCH QUALITY EQUITY FUND AT A GLANCE

--------------------------------------------------------------------------------

WHAT IS THE FUND'S STATED INVESTMENT OBJECTIVE?


The investment objective of the Quality Equity Fund is to seek high TOTAL INVESTMENT RETURN.



WHAT ARE THE FUND'S GOALS?



The Fund tries to choose a mix of investments including some that will increase in value, some that provide current income through interest or dividends, and some that may do both. The Fund tries to blend these investments to create a portfolio that produces a high total return while maintaining a low level of VOLATILITY during periods when equity markets are declining. We cannot guarantee that the Fund will achieve its goals.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests primarily in equities of large capitalization companies. The Fund invests primarily in equities of U.S. companies, but at times may invest a substantial portion of its assets in equities of non-U.S. companies. The Fund may also invest in convertible securities and INVESTMENT GRADE fixed-income securities. The Fund can buy securities denominated in foreign currencies.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


As with any mutual fund, the value of the Fund's investments, and therefore the value of the Fund's shares, may go up or down. Changes in the value of the Fund's equity investments may occur because the stock market is rising and falling, or as the result of specific factors that affect particular investments. If the value of the Fund's investments goes down, you may lose money.



The Fund may invest a substantial portion of its assets in non-U.S. securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities.






                       MERRILL LYNCH QUALITY EQUITY FUND                       3

[KEY FACTS LOGO] Key Facts

WHO SHOULD INVEST?


The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:



       - are investing for long-term goals, such as retirement



       - want to invest in large companies' equity securities


       - want a professionally managed and diversified portfolio


       - are willing to accept the risk that the value of their investment may decline in exchange for potentially higher long-term returns.



       - are not looking for significant amount of current income.



4                      MERRILL LYNCH QUALITY EQUITY FUND

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for each complete calendar year since the Fund's inception. The table compares the average annual total returns for the Fund's Class A shares for the periods shown with those of the S&P 500 Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.


 1989          1990         1991         1992         1993         1994         1995         1996         1997          1998
------        ------       ------       ------       ------       ------       ------       ------       ------        ------
30.77%         0.66%       30.18%        2.69%       14.57%       -1.20%       22.61%       17.90%       23.70%        15.58%


During the ten year period shown in the bar chart, the highest return for a quarter was 21.67% (quarter ended December 31, 1998) and the lowest return for a quarter was -17.29% (quarter ended September 30, 1998).



 AVERAGE ANNUAL TOTAL RETURNS
 (FOR THE CALENDAR YEAR ENDED)     PAST         PAST          PAST
       DECEMBER 31, 1998         ONE YEAR    FIVE YEARS    TEN YEARS
---------------------------------------------------------------------
 VS: Quality Equity Fund          15.58%       15.35%        15.20%
---------------------------------------------------------------------
 S&P 500 Index*                   28.58%       24.05%        19.20%
---------------------------------------------------------------------



* The S&P 500(R) is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Past performance is not predictive of future performance.



                    MERRILL LYNCH QUALITY EQUITY FUND                       5

[KEY FACTS ICON] Key Facts

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.


                                                                            QUALITY EQUITY FUND (CLASS A)
                                                     ----------------------------------------------------------------------------
                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSET VALUE:              1998            1997+            1996+            1995+            1994+
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                  $                  $32.83           $32.76           $27.74           $29.02
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                                  .41              .58              .58              .38
---------------------------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain on investments
 and foreign currency transactions -- net                                 6.94             4.44             5.48             (.74)
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                         7.35             5.02             6.06             (.36)
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions:
  Investment income -- net                                                (.22)            (.66)            (.45)            (.25)
  Realized gain on investments -- net                                    (1.54)           (4.29)            (.59)            (.67)
---------------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                                       (1.76)           (4.95)           (1.04)            (.92)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                        $                  $38.42           $32.83           $32.76           $27.74
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:*
---------------------------------------------------------------------------------------------------------------------------------
 Based on net asset value per share                          %           23.70%           17.90%           22.61%           (1.20)%
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                    %             .48%             .49%             .51%             .54%
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                    %            1.16%            1.89%            1.94%            1.39%
---------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of year (in thousands)              $                $875,064         $794,275         $644,551         $464,360
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                          %          100.08%           88.30%          140.32%           60.57%
---------------------------------------------------------------------------------------------------------------------------------



  *  Based on average shares outstanding.
  +  Total investment returns exclude insurance-related fees and expenses.



6                      MERRILL LYNCH QUALITY EQUITY FUND

Details About the Fund [DETAILS ABOUT THE FUND ICON]

ABOUT THE PORTFOLIO MANAGER

Thomas R. Robinson has served as the Portfolio Manager of the Quality Equity Fund since November 1995, and is primarily responsible for the Fund's day-to-day management. He has served as a First Vice President of MLAM since 1997 and as a Senior Portfolio Manager of MLAM from November 1995 to 1997. From 1989 to 1995, he served as Manager of International Strategy for Merrill Lynch & Co. Global Securities Research & Economics Group.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Asset Management.

HOW THE FUND INVESTS
--------------------------------------------------------------------------------

The Fund will invest in a diversified portfolio primarily consisting of equity securities of large capitalization companies. The Fund will generally invest at least 65% of its assets in equity securities. Equity securities consist of:

       - Common Stock

       - Preferred Stock

       - Securities convertible into Common Stock.

The Fund will focus on investments in common stocks of large capitalization companies, which are companies with market capitalizations in excess of $1 billion.


The Fund's management chooses equity securities using a fundamental, value-oriented investment style. This means that the Fund seeks to invest in companies that the Fund's management believes to be undervalued. A company's stock is undervalued when the stock's current price is less than what the Fund believes a share of the company is worth. A company's worth can be assessed by several factors, such as financial resources, value of tangible assets, sales and earnings growth, rate of return on capital, product development, quality of management, and overall business prospects. A company's stock may become undervalued when most investors fail to perceive the company's strengths in one or more of these areas. Fund management will seek to invest in undervalued common stocks that it believes have the potential for capital appreciation, as well as convertible securities and dividend-paying common stocks that it believes have the potential to produce attractive total returns.



The Fund may invest in equity securities of companies throughout the world. There are no limits on the geographical allocation of the Fund's investments. The Fund's management, however, anticipates that the Fund's investments will primarily be in companies in the United States, and that the Fund's investments in foreign companies will primarily be in companies in Canada, Japan and the developed markets of Europe. The Fund may also invest in companies in emerging markets, but the Fund's management anticipates that a substantially greater portion of the Fund's investments will be in companies in developed countries.


The Fund may also invest up to 35% of its assets in nonconvertible INVESTMENT GRADE debt securities. The Fund's investments in nonconvertible debt securities will generally be longer-term securities purchased for less than par value with the potential for capital appreciation through changes in interest rates, exchange rates or the general perception of the creditworthi-

                       MERRILL LYNCH QUALITY EQUITY FUND                       7

[DETAILS ABOUT THE FUND ICON] Details About the Fund

ness of issuers in certain countries. The Fund may also invest in nonconvertible debt securities and money market securities for income, to provide LIQUIDITY and to reduce volatility during periods when Fund management is defensive, but this will not be a focus of the Fund's investments during normal circumstances.

The Fund may invest in securities denominated in currencies other than the U.S. dollar. The Fund's return on investments denominated in foreign currencies will be affected by changes in currency exchange rates. The Fund may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Fund management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective.


The Fund has no stated minimum holding period for investments, and will buy or sell securities whenever the Fund's management sees an appropriate opportunity.


The Fund may use different investment strategies which involve various types of risk. The strategies that this Fund may use and the types of risk involved are summarized below:


8                      MERRILL LYNCH QUALITY EQUITY FUND

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

This table shows the investment strategies that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Fund's annual/semi-annual reports.

                         [Quality Equity Fund Chart]

                    THE MERRILL LYNCH QUALITY EQUITY FUND

Key:

#     Maximum % of total assets
-     No restriction on usage
+     Permitted, but used rarely
++    Not Permitted
x     Type of risk involved with
      investment strategy

                           Leverage  Credit  Market  Information  Valuation  Political  Currency  Liquidity  Correlation  Selection
                           risk      risk    risk    risk         risk       risk       risk      risk       risk         risk
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing              33     x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Investment/
  Repurchase Agreements -              x
-----------------------------------------------------------------------------------------------------------------------------------
Securities Lending     20     x        x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Trading      -              x                                                                                    x
-----------------------------------------------------------------------------------------------------------------------------------
When-issued securities/
  forward commitments   +     x                x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
Non-investment         ++
  grade securities
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities      -              x       x         x            x        x          x            x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Restricted and Illiquid
  Securities           15                      x         x            x                                x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Covered call options    +                      x                                                       x       x            x
-----------------------------------------------------------------------------------------------------------------------------------
Indexed derivative
  securities           ++
-----------------------------------------------------------------------------------------------------------------------------------
Futures and Options     +
-----------------------------------------------------------------------------------------------------------------------------------
Currency contracts      -     x        x       x                      x        x          x            x       x
-----------------------------------------------------------------------------------------------------------------------------------

Each of these strategies and risks is explained in the Appendix to this Prospectus.


                       MERRILL LYNCH QUALITY EQUITY FUND                       9

[DETAILS ABOUT THE FUND ICON] Details About the Fund

APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional Information about this Fund is discussed in the Appendix which is part of this prospectus.

If you would like further information about the Fund, including how it invests please see the Statement of Additional Information.


10                     MERRILL LYNCH QUALITY EQUITY FUND

Table of Contents


Merrill Lynch Reserve Assets Fund






                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch Reserve Assets Fund at a Glance...........     3
Risk/Return Bar Chart.......................................     4
Financial Highlights........................................     5

[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE FUND
------------------------------------------------------------------
How the Fund Invests........................................     6
Investment Strategies.......................................     9

                                   APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-3
Investment Strategies.......................................   A-3
Types of Investment Risk....................................   A-8
Special Risks Associated with Foreign Investments
Generally...................................................   A-9
Special Risks Associated with European Economic and Monetary
Union.......................................................  A-11
How to Buy and Sell Shares..................................  A-12
How Shares Are Priced.......................................  A-13
Dividends and Taxes.........................................  A-13

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE FUND
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover



                       MERRILL LYNCH RESERVE ASSETS FUND

Key Facts [KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.


LIQUIDITY -- the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers.


THE MERRILL LYNCH RESERVE ASSETS FUND AT A GLANCE
--------------------------------------------------------------------------------

WHAT IS THE FUND'S STATED INVESTMENT OBJECTIVE?


The investment objective of the Reserve Assets Fund is to seek to preserve capital, maintain LIQUIDITY, and achieve the highest possible current income consistent with the foregoing.



WHAT ARE THE FUND'S GOALS?


The Fund's goals are to produce current income while attempting to maintain a share value of $1.00. We cannot guarantee that the Fund will achieve its goals.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in short-term money market instruments. These instruments are generally debt securities that mature within 13 months (25 months if the U.S. government or a government agency has issued or guaranteed the debt). Other than U.S. government and government agency securities, the Fund only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of the Fund's management, are of similar credit quality.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


WHO SHOULD INVEST?

The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

       - are investing with short-term goals in mind.

       - are looking for preservation of capital

       - are looking for current income and liquidity.



                       MERRILL LYNCH RESERVE ASSETS FUND                       3

[KEY FACTS ICON] Key Facts

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for the past ten calendar years. The table shows the average annual total returns for one, five and ten years. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.


 1989          1990         1991         1992         1993         1994         1995         1996         1997          1998
------        ------       ------       ------       ------       ------       ------       ------       ------        ------
8.64%          7.61%        5.68%        3.28%        2.77%        3.80%        5.63%        4.99%        5.07%         4.96%


During the ten year period shown in the bar chart, the highest return for a quarter was 2.28% (quarter ended June 30, 1989) and the lowest return for a quarter was 0.65% (quarter ended June 30, 1993).



 AVERAGE ANNUAL TOTAL RETURNS
 (FOR THE CALENDAR YEAR ENDED)     PAST         PAST          PAST
       DECEMBER 31, 1998         ONE YEAR    FIVE YEARS    TEN YEARS
---------------------------------------------------------------------
 VS: Reserve Assets Fund           5.10%        4.96%         5.27%
---------------------------------------------------------------------






4                      MERRILL LYNCH RESERVE ASSETS FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.


                                                                               RESERVE ASSETS FUND (CLASS A)
                                                          -----------------------------------------------------------------------
                                                                              FOR THE YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------------
     INCREASE (DECREASE) IN NET ASSET VALUE:               1998            1997            1996            1995            1994
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                       $                 $1.00           $1.00           $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                                   .0506           .0501           .0543           .0371
---------------------------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on
 investments -- net                                                         .0001          (.0005)          .0018          (.0009)
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                           .0507           .0496           .0561           .0362
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions:
  Investment income -- net                                                 (.0506)         (.0501)         (.0543)         (.0362)
  Realized gain on investments -- net                                      (.0001)         (.0001)         (.0004)             --+
---------------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                                         (.0507)         (.0502)         (.0547)         (.0362)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                             $                 $1.00           $1.00           $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:*
---------------------------------------------------------------------------------------------------------------------------------
 Based on net asset value per share                                          5.19%           5.13%           5.61%           3.79%
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                                     .62%            .61%            .61%            .65%
---------------------------------------------------------------------------------------------------------------------------------
 Investment income -- net, and realized gain
 (loss) on investments -- net                                                5.06%           4.96%           5.47%           3.75%
---------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of year (in thousands)                   $               $21,102         $22,885         $25,550         $32,196
---------------------------------------------------------------------------------------------------------------------------------


 * Total investment returns exclude insurance-related fees and expenses. + Amount is less than $.0001 per share.


                    MERRILL LYNCH RESERVE ASSETS FUND, INC.                    5

Details About the Fund [DETAILS ABOUT THE FUND ICON]


MATURITY -- the time at which the full principal amount of a fixed-income security is scheduled to be repaid.



AGENCIES -- entities that are part of or sponsored by the federal government, such as the Government National Mortgage Administration ("Ginnie Mae"), the Tennessee Valley Authority or the Federal Housing Administration.


HOW THE FUND INVESTS
--------------------------------------------------------------------------------

The Fund invests all its assets in money market instruments. These instruments are generally fixed-income securities that MATURE or reset to a new interest rate within 13 months (25 months if the U.S. government or a government agency has issued or guaranteed the debt). Other than U.S. government and government agency securities, the Fund only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of the Fund's management, are of similar credit quality.

The money market instruments in which the Fund may invest include:

       - United States Government Securities -- Debt securities issued or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.


       - United States Government Agency Securities -- Debt securities issued or guaranteed as to principal and interest by U.S. government AGENCIES, GOVERNMENT SPONSORED ENTERPRISES and government INSTRUMENTALITIES. Agency Securities may be supported only by the credit of the issuer, not the full faith and credit of the United States.


       - Bank Money Instruments -- Obligations of commercial banks or other depository institutions, such as certificates of deposit, time deposits, bank notes and bankers' acceptances.


       - Commercial Paper -- Obligations, usually of nine months or less, issued by corporations and other businesses for short-term funding.


       - Short-Term Obligations -- Corporate or foreign government debt and ASSET-BACKED securities with a period of 397 days or less remaining to maturity.

       - Floating Rate Obligations -- Obligations of government agencies, corporations, depository institutions or other issuers which periodically reset their interest rate to reflect a current market rate, such as the federal funds rate or a bank's prime rate, or the level of an interest rate INDEX, such as LIBOR (a well-known short-term interest rate index).



6                      MERRILL LYNCH RESERVE ASSETS FUND

GOVERNMENT SPONSORED ENTERPRISES -- private corporations sponsored by the federal government which have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Student Loan Marketing Association ("Sallie Mae") or Fannie Mae.



INSTRUMENTALITIES -- supranational entities sponsored by the U.S. and other governments, such as the World Bank or the Inter-American Development Bank.



ASSET-BACKED SECURITY -- fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.



INDEX -- a measure of value or rates.



ABOUT THE PORTFOLIO MANAGER



Jacqueline Rogers is the Portfolio Manager of the Fund since October 1996. She has served as Vice President of MLAM since January 1986.



ABOUT THE INVESTMENT ADVISER



The Fund is managed by Merrill Lynch Asset Management.


       - Insurance Company Obligations -- Short-term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.

       - Master Notes -- Variable principal amount demand instruments issued by securities firms and other corporate issuers.

       - Other Eligible Investments -- Other money market instruments permitted by SEC rules governing money market funds.

The Fund may also engage in the following investment practices:

       - Repurchase Agreements -- Repurchase agreements are transactions in which the Fund purchases a class of securities with the obligation to resell the securities shortly thereafter at a specified price which reflects interest payable to the Fund. The Fund may engage in repurchase agreements involving any of the above instruments (without regard to the instrument's maturity).

       - Reverse Repurchase Agreements -- Reverse repurchase agreements are transactions in which the Fund sells a security with the obligation to repurchase the security shortly thereafter at a specified price which reflects a payment by the Fund. The Fund profits from entering into a reverse repurchase agreement by reinvesting the proceeds of the sale at a higher return than it has to pay to repurchase its security.

The Fund's management will vary the types of money market instruments in the Fund's portfolio, as well as the Fund's average maturity, in response to its assessment of the relative value of different securities and future short-term interest rates.


                       MERRILL LYNCH RESERVE ASSETS FUND                       7

[DETAILS ABOUT THE FUND ICON] Details About the Fund


EURODOLLAR -- obligations issued by foreign branches or subsidiaries of U.S. banks.



YANKEEDOLLAR -- obligations issued by U.S. branches or subsidiaries of foreign banks.


The Fund may invest in obligations of foreign issuers, including both EURODOLLAR and YANKEEDOLLAR obligations.

The Fund's management will attempt to maintain a share value of $1.00, but there is no guarantee that it will be able to do so. The Fund could lose money if

       - the issuer of an instrument held by the Fund defaults, or

       - short-term interest rates move sharply in a manner not anticipated by Fund management,

although the risk of loss is minimized by the high credit quality and short-term maturity of the Fund's investments. In order to maintain a share value of $1.00, the Fund may reduce the number of shares held by its shareholders.

The Fund may use different investment strategies which involve various types of risk. The strategies that this Fund may use and the types of risk involved are summarized below:


8                      MERRILL LYNCH RESERVE ASSETS FUND

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

This table shows the investment strategies that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Fund's annual/semi-annual reports.

                         [Reserve Assets Fund Chart]

                    THE MERRILL LYNCH RESERVE ASSETS FUND

Key:

#     Maximum % of total assets
-     No restriction on usage
+     Permitted, but used rarely
++    Not Permitted
x     Type of risk involved with
      investment strategy

                           Leverage  Credit  Market  Information  Valuation  Political  Currency  Liquidity  Correlation  Selection
                           risk      risk    risk    risk         risk       risk       risk      risk       risk         risk
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing              33     x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Investments/
  Repurchase Agreements -              x
-----------------------------------------------------------------------------------------------------------------------------------
Securities Lending     20     x        x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Trading      -                      x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
When-issued securities/
  forward commitments   -     x                x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
Non-investment         ++
  grade securities
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities      -              x       x         x            x        x          x            x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Restricted and Illiquid
  Securities            5                                                                              x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Covered call options   ++                                                                              x         x          x
-----------------------------------------------------------------------------------------------------------------------------------
Indexed derivative
  securities            +     x        x       x                      x        x          x            x         x
-----------------------------------------------------------------------------------------------------------------------------------
Futures and Options    ++     x        x       x                      x        x          x            x         x
-----------------------------------------------------------------------------------------------------------------------------------
Currency contracts     ++     x        x       x                      x        x          x            x         x
-----------------------------------------------------------------------------------------------------------------------------------

Each of these strategies and risks is explained in the Appendix to this Prospectus.


APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


Additional Information about this Fund is discussed in the Appendix which is part of this prospectus.



If you would like further information about the Fund, including how it invests please see the Statement of Additional Information.



                       MERRILL LYNCH RESERVE ASSETS FUND                       9

Table  of  Contents


Merrill Lynch Special Value Focus Fund



                                                              PAGE
[KEY FACTS ICON]
KEY FACTS
------------------------------------------------------------------
The Merrill Lynch Special Value Focus Fund at a Glance......     3
Risk/Return Bar Chart.......................................     5
Financial Highlights........................................     6

[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE FUND
------------------------------------------------------------------
How the Fund Invests........................................     8
Investment Strategies.......................................    10

                                   APPENDIX

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-3
Investment Strategies.......................................   A-3
Types of Investment Risk....................................   A-8
Special Risks Associated with Foreign Investments
Generally...................................................   A-9
Special Risks Associated with European Economic and Monetary
Union.......................................................  A-11
How to Buy and Sell Shares..................................  A-12
How Shares Are Priced.......................................  A-13
Dividends and Taxes.........................................  A-13

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE FUND
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover


                     MERRILL LYNCH SPECIAL VALUE FOCUS FUND

Key Facts [KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

COMMON STOCK -- shares of ownership of a corporation.


SMALL COMPANIES -- the Fund will invest in companies with a market capitalization in the same range as companies in the Russell 2000 Stock Index. The Russell 2000 is a widely known index of small capitalization companies.



EMERGING GROWTH COMPANIES -- companies of any market capitalization without a long or consistent history of earnings but that Fund management believes have the potential to grow earnings significantly over an extended period of time.



MARKET CAPITALIZATION -- the number of shares of the company's stock, multiplied by the price per share of that stock. Market capitalization is a measure of a company's size.


THE MERRILL LYNCH SPECIAL VALUE FOCUS FUND AT A GLANCE
--------------------------------------------------------------------------------

WHAT IS THE FUND'S STATED INVESTMENT OBJECTIVE?

The investment objective of the Special Value Focus Fund is to seek long-term growth of capital.


WHAT ARE THE FUND'S GOALS?


The Fund tries to choose investments that will increase in value. We cannot guarantee that the Fund will achieve its goal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in COMMON STOCK of SMALL COMPANIES and EMERGING GROWTH COMPANIES that Fund management believes have special investment value. This means Fund management will look for companies that have long-term potential to grow in size or to become more profitable, or that the stock market may value more highly in the future.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

As with any mutual fund, the value of the Fund's investments, and therefore the value of the Fund's shares, may go up or down. Changes in the value of the Fund's investments may occur because the stock market is rising or falling or as the result of specific factors that affect particular investments. If the value of the Fund's investments goes down, you may lose money.

The Fund will invest primarily in small and emerging growth companies.
Small and emerging growth companies may have limited product lines or markets, may depend on a smaller number of key personnel and may be less financially secure than larger, more established companies. If a product fails, or if management changes, or if there are other adverse developments, the Fund's investment in a small or emerging growth company may lose substantial value.

Small and emerging growth companies' securities generally trade in lower volumes and are subject to greater, less predictable price changes than the securities of more established companies. Investing in small or emerging growth companies requires a long-term view.


                     MERRILL LYNCH SPECIAL VALUE FOCUS FUND                    3

[KEY FACTS ICON] Key Facts


WHO SHOULD INVEST?


The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

       - are investing with long-term goals in mind, such as retirement

       - want a professionally managed and diversified portfolio.

       - are looking to diversify their holdings by adding exposure to small and emerging growth companies and are willing to accept the risks of investing in such companies.

       - are willing to accept the risk of short-term fluctuations in exchange for the potential of higher long-term returns.


       - are not looking for current income.


4                    MERRILL LYNCH SPECIAL VALUE FOCUS FUND

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for Class A shares from year to year for each complete calendar year since the Fund's inception. The table compares the average annual total returns for each class of the Fund's shares for the periods shown with the Russell 2000 Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.


 1989          1990         1991         1992         1993         1994         1995         1996         1997          1998
------        ------       ------       ------       ------       ------       ------       ------       ------        ------
16.60%        -12.56%      50.10%       -0.53%       17.78%       -7.27%       45.90%       8.11%       11.72%         -6.50%


During the period shown in the bar chart, the highest return for a quarter was 22.69% (quarter ended March 31, 1991) and the lowest return for a quarter was -26.69% (quarter ended September 30, 1998).



   AVERAGE ANNUAL TOTAL RETURNS (FOR                                      PAST
        THE CALENDAR YEAR ENDED)            PAST         PAST          TEN YEARS/
           DECEMBER 31, 1998              ONE YEAR    FIVE YEARS     SINCE INCEPTION
-------------------------------------------------------------------------------------
 VS: Special Value Focus Fund -- Class A   -6.50%        8.85%            15.20%
-------------------------------------------------------------------------------------
 Russell 2000 Index*                       -2.55%       11.86%            12.92%
-------------------------------------------------------------------------------------
 VS: Special Value Focus Fund -- Class B   -6.52%          N/A           -14.47%+
-------------------------------------------------------------------------------------
 Russell 2000 Index*                       -2.55%       11.86%            -4.19%
-------------------------------------------------------------------------------------



 * This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. During the 1997 calendar year, the fund's primary performance benchmark was changed from the Russell 1000 Growth Index and Russell 2000 Growth Index to the Russell 2000 Small Stock Index to reflect the fund's current focus on small-capitalization issues. The fund's median market capitalization declined from approximately $770 million in January to $395 million on December 31, 1997.



 + Inception date is October 23, 1997.


                     MERRILL LYNCH SPECIAL VALUE FOCUS FUND                    5

[KEY FACTS ICON] Key Facts


FINANCIAL HIGHLIGHTS -- CLASS A

--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.



                                                                         SPECIAL VALUE FOCUS FUND# (CLASS A)
                                                     ----------------------------------------------------------------------------
                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSET VALUE:              1998            1997++           1996++           1995++           1994++
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                                     $26.22           $27.98           $19.26           $20.96
---------------------------------------------------------------------------------------------------------------------------------
 Investment income (loss) -- net                                           .09              .13              .17              .05
---------------------------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on
 investments -- net                                                       2.80             1.84             8.64            (1.56)
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                         2.89             1.97             8.81            (1.51)
---------------------------------------------------------------------------------------------------------------------------------
 Loss dividends and distributions:
  Investment income -- net                                                (.08)            (.14)            (.09)              --
  Realized gain on investments -- net                                    (1.28)           (3.59)              --             (.19)
---------------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                                       (1.36)           (3.73)            (.09)            (.19)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                                           $27.75           $26.22           $27.98           $19.26
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:**
---------------------------------------------------------------------------------------------------------------------------------
 Based on net asset value per share                                      11.72%            8.11%           45.90%           (7.27)%
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                                  .80%             .81%             .81%             .83%
---------------------------------------------------------------------------------------------------------------------------------
 Investment income (loss) -- net                                           .32%             .50%             .72%             .27%
---------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of year (in thousands)                               $481,614         $453,029         $339,921         $170,044
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                                     147.06%           80.84%           96.79%           88.48%
---------------------------------------------------------------------------------------------------------------------------------



   *  Annualized.
  ** Total investment returns exclude insurance-related fees and expenses.
   +  Commencement of Operations.
  ++  Based on average shares outstanding.
 +++  Amount is less than $.01 per share.
   # The name of the Equity Growth Fund was changed to the Special Value Focus Fund effective August 15, 1997.
  ++  Aggregate total investment return.


6                    MERRILL LYNCH SPECIAL VALUE FOCUS FUND

FINANCIAL HIGHLIGHTS -- CLASS B (concluded)

--------------------------------------------------------------------------------



                                                               SPECIAL VALUE FOCUS FUND# (CLASS B)++
                                                              ----------------------------------------
                                                                                     FOR THE PERIOD
                                                              FOR THE YEAR ENDED  OCTOBER 23, 1997+ TO
           INCREASE (DECREASE) IN NET ASSET VALUE:            DECEMBER 31, 1998    DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                          $                         $31.23
------------------------------------------------------------------------------------------------------
 Investment Loss -- net                                                                    (.01)
------------------------------------------------------------------------------------------------------
 Realized and unrealized loss on investments -- net                                       (3.48)
------------------------------------------------------------------------------------------------------
 Total from investment operations                                                         (3.49)
------------------------------------------------------------------------------------------------------
 LOSS DIVIDENDS AND DISTRIBUTIONS:
  Investment income -- net                                                                   --
  Realized gain on investments -- net                                                        --
------------------------------------------------------------------------------------------------------
 Total dividends and distribution                                                            --
------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $                         $27.74
------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN:**
------------------------------------------------------------------------------------------------------
 Based on net asset value per share                                             %        (11.18%)++
------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------
 Expenses                                                                       %           .96%*
------------------------------------------------------------------------------------------------------
 Investment Loss -- net                                                         %          (.24%)*
------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                      $                           $248
------------------------------------------------------------------------------------------------------
 Portfolio turnover                                                             %        147.06%
------------------------------------------------------------------------------------------------------






   *  Annualized.
  ** Total investment returns exclude insurance-related fees and expenses.
   +  Commencement of Operations.
  ++  Based on average shares outstanding.
 +++  Amount is less than $.01 per share.
   # The name of the Equity Growth Fund was changed to the Special Value Focus Fund effective August 15, 1997.
  ++  Aggregate total investment return.


                     MERRILL LYNCH SPECIAL VALUE FOCUS FUND                    7

Details About the Fund [DETAILS ABOUT THE FUND ICON]


ABOUT THE PORTFOLIO MANAGER



Daniel V. Szemis has been the Portfolio Manager of the Fund since May 1997 and became the Co-Portfolio Manager in January 1998. Mr. Szemis has served as First Vice President of MLAM since 1997 and Vice President of MLAM from 1996 to 1997. From 1990 to 1996, Mr. Szemis was a portfolio manager with Prudential Mutual Fund Investment Management Advisors.



R. Elise Baum is the Co-Portfolio Manager of the Fund since January 1998. She has served as First Vice President since 1999, Director of MLAM from 1997 to 1999; Vice President from 1995 to 1997; Senior Fund Analyst from 1994 to 1995; and Fund Analyst from 1993 to 1994.



ABOUT THE INVESTMENT ADVISER



The Fund is managed by Merrill Lynch Asset Management.


HOW THE FUND INVESTS
--------------------------------------------------------------------------------

The Fund tries to choose investments for capital appreciation -- that is, investments that will increase in value. The Fund will invest in a diversified portfolio primarily consisting of equity securities of small and emerging growth companies. The Fund will generally invest at least 80% of its assets in equity securities of such companies. Equity securities consist of:

       - Common Stock

       - Preferred Stock

       - Securities convertible into Common Stock

       - Derivative securities, such as options and futures, the values of which are based on a common stock or group of common stocks

The Fund will focus on investments in common stock.

The Fund's management chooses investments using a fundamental, value-oriented investment style. This means that the Fund seeks to invest in companies that the Fund's management believes to be undervalued. A company's stock is undervalued when the stock's current price is less than what the Fund believes a share of the company is worth. A company's worth can be assessed by several factors, such as financial resources, value of tangible assets, sales and earnings growth, rate of return on capital, product development, quality of management, and overall business prospects. A company's stock may become undervalued when most investors fail to perceive the company's strengths in one or more of these areas. Fund management may also determine a company is undervalued if its stock price is down because of temporary factors from which Fund management believes the company will recover.


Fund management seeks to invest in small companies that:



       - have attractive valuation characteristics such as low price-book value or low price-sales ratios


       - have strong management


       - have particular qualities that affect the outlook for that company, such as strong research capabilities, new or unusual products or occupation of an attractive market niche


       - have the potential to increase earnings over an extended period of time


8                    MERRILL LYNCH SPECIAL VALUE FOCUS FUND

VOLATILITY -- the frequency and amount of changes to the Fund's net asset value.


Fund management seeks to invest in emerging growth companies that

       - occupy dominant positions in new, developing industries or have a significant market share in a large, fragmented industry,

       - have strong management,

       - employ sound financial and accounting policies,

       - have rapid growth rates or above-average returns on equity, and

       - demonstrate successful product development and marketing capabilities.


Fund management also considers other factors, such as the level of competition in an industry or the extent of government regulation. The Fund may also purchase the stock of a company which has suffered a recent earnings decline if Fund management believes that the decline is temporary or cyclical and will not significantly affect the company's long-term growth.


The Fund will invest primarily in U.S. companies that do most of their business in the United States, but may invest a portion of its assets in foreign companies.

Small and emerging growth companies may have limited product lines or markets, may depend on a smaller number of key personnel and may be less financially secure than larger, more established companies. In addition, small and emerging growth companies' securities generally trade in lower volumes and are subject to greater, less predictable price changes than the securities of more established companies. Because of these factors, the Fund is not intended as a complete investment program but is designed for long-term investors seeking to diversify their investments and who are prepared to experience above-average VOLATILITY.

The Fund has no stated minimum holding period for investments, and will buy or sell securities whenever the Fund's management sees an appropriate opportunity.

The Fund may use different investment strategies which involve various types of risk. The strategies that this Fund may use and the types of risk involved are summarized below:


                     MERRILL LYNCH SPECIAL VALUE FOCUS FUND                    9

[DETAILS ABOUT THE FUND ICON] Details About the Fund

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

This table shows the investment strategies that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund's annual/semi-annual reports.

                       [Special Value Focus Fund Chart]

                  THE MERRILL LYNCH SPECIAL VALUE FOCUS FUND

Key:

#     Maximum % of total assets
-     No restriction on usage
+     Permitted, but used rarely
++    Not Permitted
x     Type of risk involved with
      investment strategy

                           Leverage  Credit  Market  Information  Valuation  Political  Currency  Liquidity  Correlation  Selection
                           risk      risk    risk    risk         risk       risk       risk      risk       risk         risk
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing              33     x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Investments/
  Repurchase Agreements -              x
-----------------------------------------------------------------------------------------------------------------------------------
Securities Lending     20     x        x
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Trading      -                      x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
When-issued securities/
  forward commitments   +     x                x                                                                            x
-----------------------------------------------------------------------------------------------------------------------------------
Non-investment         ++
  grade securities
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities      -                      x         x            x        x          x            x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Restricted and Illiquid
  Securities           15                      x         x            x                                x                    x
-----------------------------------------------------------------------------------------------------------------------------------
Covered call options    -                      x                                                       x       x            x
-----------------------------------------------------------------------------------------------------------------------------------
Indexed derivative
  securities            +
-----------------------------------------------------------------------------------------------------------------------------------
Futures and Options    ++
-----------------------------------------------------------------------------------------------------------------------------------
Currency contracts     ++
-----------------------------------------------------------------------------------------------------------------------------------

Each of these strategies and risks is explained in the Appendix to this Prospectus.


10                   MERRILL LYNCH SPECIAL VALUE FOCUS FUND

APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION



--------------------------------------------------------------------------------



Additional Information about this Fund is discussed in the Appendix which is part of this prospectus.



If you would like further information about the Fund, including how it invests please see the Statement of Additional Information.


                     MERRILL LYNCH SPECIAL VALUE FOCUS FUND                   11

Appendix


Merrill Lynch Variable Series Funds



Class A Shares



                                                              PAGE
[YOUR ACCOUNT ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-3
Investment Strategies.......................................   A-3
Types of Investment Risk....................................   A-8
Special Risks Associated with Foreign Investments
Generally...................................................   A-9
Special Risks Associated with European Economic and Monetary
Union ("EMU")...............................................  A-11
How to Buy and Sell Shares..................................  A-12
How Shares Are Priced.......................................  A-13
Dividends and Taxes.........................................  A-13

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE FUND
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover


                      MERRILL LYNCH VARIABLE SERIES FUNDS

Your Account [YOUR ACCOUNT ICON]

THE INSURANCE COMPANIES
--------------------------------------------------------------------------------


Shares of the Funds are sold to separate accounts of insurance companies (the "Insurance Companies") to fund certain variable life insurance contracts and/or variable annuities (the "Contracts") issued by the Insurance Companies. Certain Insurance Companies may be affiliates of Merrill Lynch Asset Management, L.P., the Funds' adviser.



Shares of the Funds are owned by the Insurance Companies, not Contract owners. A Contract owner has no direct interest in the shares of a Fund, but only in the Contract. A Contract is described in the prospectus for that Contract. That prospectus describes the relationship between changes in the value of shares of a Fund, and the benefits provided under a Contract. The prospectus for a Contract also describes various fees payable to the Insurance Company and charges to the separate account made by the Insurance Company with respect to the Contract. Because shares of the Funds will be sold only to the Insurance Companies for the separate accounts, the terms "shareholder" and "shareholders" in this Prospectus refer to the Insurance Companies.



INVESTMENT STRATEGIES

--------------------------------------------------------------------------------


This section contains a discussion of certain investment strategies that may be used by the Funds. The forepart of this Prospectus indicates which of the following strategies may be used by each Fund. The risks associated with each of these strategies are described in greater detail in the following section of this Appendix, "Types of Investment Risk". As with any mutual fund, there can be no guarantee that a Fund will meet its goals or that a Fund's performance will be positive for any period of time.



BORROWING AND LEVERAGE -- Each Fund may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund's return. Borrowing involves leverage risk.



SHORT-TERM INVESTMENTS -- Each Fund will normally invest a portion of its assets in short-term debt securities, such as commercial paper or treasury bills agreements. As a temporary measure for defensive purposes, each Fund


                      MERRILL LYNCH VARIABLE SERIES FUNDS                    A-3

[YOUR ACCOUNT ICON] Your Account


may invest more heavily in these securities, without limitation. A Fund may also increase its investment in these securities when Fund management is unable to find enough attractive long-term investments, to reduce exposure to long-term investments when management believes it is advisable to do so on a temporary basis, or to meet redemptions. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns. Short-term investments may therefore limit the potential for a fund to achieve its investment objective. Short-term investments involve credit risk.



REPURCHASE AGREEMENTS -- Each Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security together with a simultaneous agreement to resell the security to the seller at a later date at approximately the purchase price less an amount that represents interest to the buyer. Repurchase agreements are considered relatively safe, liquid investments for short-term cash, but involve the risk that the seller will fail to repurchase the security and that the Fund will have to attempt to sell the security in the market for its current value, which may be less than the amount the Fund paid for the security. Repurchase agreements involve credit risk.



SECURITIES LENDING -- Each Fund may lend a portion of its portfolio securities. A Fund may lend portfolio securities to financial institutions in return for collateral in the form of government securities or cash. A Fund making a securities loan will either receive a fee from the borrower or pay the borrower interest in return for the right to seek to invest cash collateral at a higher rate. If a borrower fails to return a Fund's security, the Fund will have to attempt to liquidate the borrower's collateral, which may be worth less than the Fund's security. Securities loans involve leverage risk and credit risk.



SHORT-TERM TRADING -- Each Fund can buy and sell securities whenever it sees a market opportunity, and therefore each Fund may engage in short-term trading. Short-term trading may increase a Fund's expenses and have tax consequences. Short-term trading involves market risk and selection risk.


WHEN-ISSUED SECURITIES, DELAYED DELIVERY SECURITIES AND FORWARD
COMMITMENTS -- When-issued and delayed-delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund

A-4                   MERRILL LYNCH VARIABLE SERIES FUNDS
both loses the investment opportunity for the assets it has set aside to pay for the security and any gain in the security's price. When-issued and delayed delivery securities and forward commitments involve market risk, selection risk and leverage risk.



NON-INVESTMENT GRADE SECURITIES -- Non-investment grade securities, otherwise known as "junk bonds", are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that Fund management believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for a Fund. Junk bonds generally are less liquid and experience more price volatility than higher rated debt securities. The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. Junk bonds involve credit risk, market risk, selection risk, valuation risk and liquidity risk, and certain junk bonds may also involve information risk, political risk or currency risk.



FOREIGN SECURITIES -- Certain Funds may invest in foreign securities. Foreign investing involves special risks not present in U.S. securities that may increase the chance a Fund will lose money, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets. Foreign investing involves market risk, selection risk and political risk, and certain foreign investments may also involve credit risk, information risk, valuation risk, currency risk and liquidity risk.



RESTRICTED AND ILLIQUID SECURITIES -- Each Fund may invest a portion of its assets in restricted and illiquid securities, which are investments that the Fund cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If the Fund buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value. Restricted and illiquid securities involve liquidity risk, market risk, selection risk and valuation risk, and may involve information risk.





                      MERRILL LYNCH VARIABLE SERIES FUNDS                    A-5

[YOUR ACCOUNT ICON] Your Account


COVERED CALL OPTIONS -- Certain Funds can sell covered call options, which are options that give the purchaser the right to require a Fund to sell a security owned by the Fund to the purchaser at a specified price within a limited time period. These Funds may also sell the purchaser a right to require the Fund to make a payment based on the level of an index that is closely correlated with some of the Fund's holdings. A Fund will receive a premium (an upfront payment) for selling a covered call option, and if the option expires unexercised because the price of the underlying security has gone down the premium received by the Fund will partially offset any losses on the underlying security. By writing a covered call option, however, a Fund limits its ability to sell the underlying security and gives up the opportunity to profit from any increase in the value of the underlying security beyond the sale price specified in the option. Covered call options involve market risk, correlation risk, liquidity risk and selection risk.



INDEXED DERIVATIVE SECURITIES -- Certain Funds may invest in debt securities the potential returns of which are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. Some funds may also invest in securities whose return indexed and is inversely related to changes in an index or interest rate. In general, inverse securities change in value in a manner that is opposite to most securities -- that is, the return of inverse securities will decrease when the index increases in value and increase in value when the index decreases. Investments in indexed and inverse securities may subject the Fund to the risks of reduced or eliminated interest payments and losses of principal. In addition, certain indexed and inverse securities may increase or decrease in value at a greater rate than the underlying index, which effectively leverages the Fund's investment. As a result, the market value of such securities will generally be more volatile than that of other securities. Indexed and inverse securities involve credit risk, market risk and selection risk, and may also involve leverage risk, valuation risk, political risk, currency risk, liquidity risk or correlation risk.



FUTURES AND OPTIONS -- Certain Funds may use futures and options. Futures are exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time. Futures involve leverage risk and correlation risk and may involve currency risk and


A-6                   MERRILL LYNCH VARIABLE SERIES FUNDS
political risk. Options are exchange-traded or private contracts involving the right of a holder to deliver (a "put") or receive (a "call") certain assets (or a money payment based on the change of certain assets or an index) from another party at a specified price within a specified time period. Options involve leverage risk and correlation risk. Private options also involve credit risk, valuation risk and liquidity risk. Options may involve currency risk and political risk.



The Funds will use futures and options primarily for hedging purposes -- that is, to offset the risk that other holdings may decrease in value or that potential investment opportunities may increase in value before the Fund can fully implement its investment strategy. The Funds may use options, however, to enhance total return as well as for hedging purposes. While hedging can reduce losses, it can also reduce or eliminate gains if markets move in a different manner than anticipated by the Fund or if the cost of the future or option outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the future or option will not match those of the holdings being hedged as expected by the Fund, in which case losses on the holdings being hedged may not be reduced.



CURRENCY CONTRACTS -- Certain Funds may buy securities denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the securities of the Fund. In order to seek to limit such changes, certain Funds may buy or sell contracts relating to foreign currencies for hedging purposes. Hedging is a strategy in which a currency contract is used to offset the risk that other Fund holdings may decrease in U.S. dollar value as the result of changes in exchange rates. Losses on the other investment may be substantially reduced by gains on a currency contract that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains if exchange rates move in a different manner than anticipated by the Fund or if the cost of the currency contract outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the currency contract will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced. A Fund may not be able to (or may not try to) hedge all currency risks, and there is no guaranty that a Fund's currency hedging, if attempted, will be successful. A Fund may attempt to hedge through several different types of currency contracts, including currency forwards, currency options and currency-indexed instruments. Currency contracts involve currency risk,


                      MERRILL LYNCH VARIABLE SERIES FUNDS                    A-7

[YOUR ACCOUNT ICON] Your Account


market risk, political risk and correlation risk and may also involve credit risk, valuation risk and liquidity risk, leverage risk and liquidity risk.



TYPES OF INVESTMENT RISK


--------------------------------------------------------------------------------



This section contains a discussion of various risks that may be associated with certain investment strategies. The forepart of this Prospectus indicates which investment strategies may be used by each Fund.



CORRELATION RISK -- The risk that changes in the value of two investments do not track or offset each other in the manner anticipated by Fund management. Correlation risk is associated with hedging transactions, in which a Fund uses a derivative to offset the risk that other Fund holdings may decrease in value or that potential investment opportunities may increase in value before the Fund can fully implement its investment strategy. Correlation risk means that changes in the value of the derivative may not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings or potential holdings being hedged may not be reduced.



CREDIT RISK -- The risk that the issuer of an investment or other party to a trade will be unable to honor its obligations to a Fund.



CURRENCY RISK -- The risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value to a U.S. investor because the currency is worth fewer U.S. dollars.



INFORMATION RISK -- The risk that important information about a security or market is inaccurate, unreliable or unavailable.



LEVERAGE RISK -- The risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.


A-8                   MERRILL LYNCH VARIABLE SERIES FUNDS

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time that a Fund would like or at the price that a Fund believes the security is currently worth.



MARKET RISK/INTEREST RATE RISK -- The risk that the entire market will undergo an unanticipated change in value, including the possibility that the market will go down sharply and unpredictably. For fixed-income investments, this includes the risk that the value of an investment will decrease as a result of changes in interest rates. Generally, when interest rates increase, fixed-income securities decrease in value and longer-term fixed-income securities decrease in value more than short-term fixed-income securities.



POLITICAL RISK -- The risk of losses arising from government or legal events, such as changes in tax or trade laws, imposition of currency controls, adverse court or administrative rulings, or change of a government or political system.



SELECTION RISK -- The risk that a specific Fund investment will underperform the market.



VALUATION RISK -- The risk that a Fund has valued an investment at a higher price than it can actually obtain upon a sale.



SPECIAL RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
GENERALLY --

--------------------------------------------------------------------------------


FOREIGN MARKET RISK -- Investment in foreign securities involves the following risks, which are generally greater for investments in emerging markets.



       - The economies of some foreign markets often do not compare favorably with that of the United States in areas such as growth of gross domestic product, reinvestment of capital, resources and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes


                      MERRILL LYNCH VARIABLE SERIES FUNDS                    A-9

[YOUR ACCOUNT ICON] Your Account


         in international trading patterns, trade barriers and other protectionist or retaliatory measures.



       - Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.



       - The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They could also impair the Fund's ability to purchase or sell foreign securities or transfer its assets or income back into the United States, or otherwise adversely affect the Fund's operations.



       - Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the United States.



       - Because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for a Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.



       - Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and a Fund's assets may be uninvested and not earning returns. The Fund may miss investment opportunities or be unable to sell an investment because of these delays.



CERTAIN RISKS OF HOLDING FUND ASSETS OUTSIDE THE UNITED STATES -- A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund's ability to recover its assets if a


A-10                  MERRILL LYNCH VARIABLE SERIES FUNDS
foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the U.S. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund than investment companies invested only in the U.S.



SPECIAL RISKS ASSOCIATED WITH EUROPEAN ECONOMIC
AND MONETARY UNION ("EMU") --

--------------------------------------------------------------------------------


A number of European countries have agreed to enter into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU establishes a single European currency (the euro), which was introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Upon introduction of the euro, certain securities (beginning with government and corporate bonds) were redenominated in the euro. These securities trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which a Fund may invest, a Fund could be adversely affected:



       - If the euro, or EMU as a whole, does not take effect as planned.



       - If a participating country withdraws from EMU.



       - If the computing, accounting and trading systems used by the Fund's service providers, or by other entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency beginning with euro conversion.


                      MERRILL LYNCH VARIABLE SERIES FUNDS                   A-11

[YOUR ACCOUNT ICON] Your Account

HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------


The Company is offering through this prospectus Class A shares in each of its Funds to the Insurance Companies. The price of shares purchased by the Insurance Companies is based on the next calculation of the per share net asset value of the Fund after an order is placed.



The Company may reject any order to buy shares and may suspend the sale of shares at any time.


The Company will redeem all full and fractional shares of the Funds for cash. The price of redeemed shares is based on the next calculation of net asset value after a redemption order is placed.

A-12                  MERRILL LYNCH VARIABLE SERIES FUNDS

NET ASSET VALUE -- the market value of a Fund's total assets after deducting liabilities divided by the number of shares outstanding.



DIVIDENDS -- ordinary income and capital gains paid to shareholders. Dividends will be reinvested in additional Fund shares as they are paid.


HOW SHARES ARE PRICED
--------------------------------------------------------------------------------


When an Insurance Company purchases shares, the Insurance Company pays the NET ASSET VALUE. This is the offering price. Shares are also redeemed at their net asset value. Each Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, fifteen minutes after the close of business on the Exchange (the Exchange generally closes at 4:00 p.m. Eastern time). The net asset value used in determining the price for the purchase or redemption of shares is the next one calculated after the purchase or redemption order is placed. Foreign securities owned by a Fund may trade on weekends or other days when a Fund does not price its shares. As a result, the Fund's net asset value may change on days when an Insurance Company will not be able to purchase or redeem the Fund's shares. The Domestic Money Market Fund and the Reserve Assets Fund will seek to maintain a net asset value of $1.00 per Share.



DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

The Domestic Money Market and Reserve Assets Funds will declare dividends daily and will reinvest dividends monthly in additional full and fractional shares of those Funds. The Global Bond Focus, Government Bond, High Current Income and Prime Bond Funds will declare dividends monthly and reinvest dividends monthly in additional shares of those Funds. The Global Utility Fund will declare dividends quarterly and will reinvest dividends quarterly in additional shares of the Fund. The American Balanced, Basic Value Focus, Capital Focus, Developing Capital Markets Focus, Special Value Focus, Global Strategy Focus, Global Growth Focus, Index 500, International Equity Focus, National Resources Focus and Quality Equity Funds will declare dividends at least annually and will reinvest dividends at least annually in additional shares of the respective Funds.


DIVIDENDS paid by the Company may be included in a Insurance Company's gross income. The tax treatment of these dividends depends on the Insurance Company's tax status. A description of an Insurance Company's tax status is contained in the prospectus for the Contract.



                      MERRILL LYNCH VARIABLE SERIES FUNDS                   A-13

Management of the Fund [MANAGEMENT OF THE FUND ICON]

MERRILL LYNCH ASSET MANAGEMENT
--------------------------------------------------------------------------------

Merrill Lynch Asset Management, the Company's Investment Adviser, manages the Company's investments and its business operations under the overall supervision of the Company's Board of Directors. The Investment Adviser has the responsibility for making all investment decisions for the Company. The Investment Adviser has a sub-advisory agreement with Merrill Lynch Asset Management U.K. Limited, an affiliate, under which the Investment Adviser may pay a fee for services it receives.

                                              MANAGEMENT
                                              FEE FOR FYE     % OF ITS
                 FUND NAME                     12/31/98    AVG NET ASSETS
--------------------------------------------  -----------  --------------
American Balance Fund
Basic Value Focus Fund
Capital Focus Fund
Developing Capital Markets Focus Fund
Domestic Money Market Fund
Global Bond Focus Fund
Global Growth Focus Fund
Global Strategy Focus Fund
Global Utility Focus Fund
Government Bond Focus Fund
High Current Income Fund
Index 500 Fund
International Equity Focus Fund
Natural Resources Focus Fund
Prime Bond Fund
Quality Equity Fund
Reserve Assets Fund
Special Value Focus Fund


Merrill Lynch Asset Management is part of Merrill Lynch Asset Management Group, which had approximately $507 billion in investment company and other portfolio assets under management as of January 1999. This amount includes assets managed for Merrill Lynch affiliates.



A NOTE ABOUT YEAR 2000


Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). The Company could be adversely affected if the computer systems used by the Company's management or other Company service providers do not properly address

A-14                  MERRILL LYNCH VARIABLE SERIES FUNDS
this problem before January 1, 2000. The Company's management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Company's other service providers have told the Company's management that they also expect to resolve the Year 2000 Problem, and the Company's management will continue to monitor the situation as the Year 2000 approaches. However, if the problem has not been fully addressed, the Company could be negatively affected. The Year 2000 Problem could also have a negative impact on the companies in which the Company invests, and this could hurt the Company's investment returns.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

INVESTMENT ADVISER -- Merrill Lynch Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536, has been selected as the investment adviser of the Company.


INDEPENDENT AUDITORS -- Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, has been selected as the independent auditors of the Company. The selection of independent auditors is subject to annual ratification by the Company's shareholders.


CUSTODIAN -- The Bank of New York, 110 Washington Street, New York, New York 10286, acts as Custodian of the Company's assets, except that Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian for assets of the Company's Developing Capital Markets Focus Fund.


TRANSFER AND DIVIDEND DISBURSING AGENT -- Financial Data Services, Inc. ("FDS"), which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company's Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. FDS will receive an annual fee of $5,000 per Fund and will be entitled to reimbursement of out-of-pocket expenses.




LEGAL COUNSEL -- Rogers & Wells LLP, New York, New York, is counsel for the Company.

                      MERRILL LYNCH VARIABLE SERIES FUNDS                   A-15

Appendix


Merrill Lynch Variable Series Funds



Class B Shares



                                                              PAGE
[KEY FACTS ICON]
YOUR ACCOUNT
------------------------------------------------------------------
The Insurance Companies.....................................   A-3
Investment Strategies.......................................   A-3
Types of Investment Risk....................................   A-8
Special Risks Associated with Foreign Investments
Generally...................................................   A-9
Special Risks Associated with European Economic and Monetary
Union.......................................................  A-11
How to Buy and Sell Shares..................................  A-12
How Shares Are Priced.......................................  A-13
Dividends and Taxes.........................................  A-13

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE FUND
------------------------------------------------------------------
Merrill Lynch Asset Management..............................  A-14

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover


                      MERRILL LYNCH VARIABLE SERIES FUNDS

Your Account [YOUR ACCOUNT ICON]

THE INSURANCE COMPANIES
--------------------------------------------------------------------------------


Shares of the Funds are sold to separate accounts of insurance companies (the "Insurance Companies") to fund certain variable life insurance contracts and/or variable annuities (the "Contracts") issued by the Insurance Companies. Certain Insurance Companies may be affiliates of Merrill Lynch Asset Management, L.P., the Funds' adviser.



Shares of the Funds are owned by the Insurance Companies, not Contract owners. A Contract owner has no direct interest in the shares of a Fund, but only in the Contract. A Contract is described in the prospectus for that Contract. That prospectus describes the relationship between changes in the value of shares of a Fund, and the benefits provided under a Contract. The prospectus for a Contract also describes various fees payable to the Insurance Company and charges to the separate account made by the Insurance Company with respect to the Contract. Because shares of the Funds will be sold only to the Insurance Companies for the separate accounts, the terms "shareholder" and "shareholders" in this Prospectus refer to the Insurance Companies.



INVESTMENT STRATEGIES

--------------------------------------------------------------------------------


This section contains a discussion of certain investment strategies that may be used by the Funds. The forepart of this Prospectus indicates which of the following strategies may be used by each Fund. The risks associated with each of these strategies are described in greater detail in the following section of this Appendix, "Types of Investment Risk". As with any mutual fund, there can be no guarantee that a Fund will meet its goals or that a Fund's performance will be positive for any period of time.



BORROWING AND LEVERAGE -- Each Fund may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund's return. Borrowing involves leverage risk.



SHORT-TERM INVESTMENTS -- Each Fund will normally invest a portion of its assets in short-term debt securities, such as commercial paper or treasury bills agreements. As a temporary measure for defensive purposes, each Fund


                      MERRILL LYNCH VARIABLE SERIES FUNDS                    A-3

[YOUR ACCOUNT ICON] Your Account


may invest more heavily in these securities, without limitation. A Fund may also increase its investment in these securities when Fund management is unable to find enough attractive long-term investments, to reduce exposure to long-term investments when management believes it is advisable to do so on a temporary basis, or to meet redemptions. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns. Short-term investments may therefore limit the potential for a fund to achieve its investment objective. Short-term investments involve credit risk.



REPURCHASE AGREEMENTS -- Each Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security together with a simultaneous agreement to resell the security to the seller at a later date at approximately the purchase price less an amount that represents interest to the buyer. Repurchase agreements are considered relatively safe, liquid investments for short-term cash, but involve the risk that the seller will fail to repurchase the security and that the Fund will have to attempt to sell the security in the market for its current value, which may be less than the amount the Fund paid for the security. Repurchase agreements involve credit risk.



SECURITIES LENDING -- Each Fund may lend a portion of its portfolio securities. A Fund may lend portfolio securities to financial institutions in return for collateral in the form of government securities or cash. A Fund making a securities loan will either receive a fee from the borrower or pay the borrower interest in return for the right to seek to invest cash collateral at a higher rate. If a borrower fails to return a Fund's security, the Fund will have to attempt to liquidate the borrower's collateral, which may be worth less than the Fund's security. Securities loans involve leverage risk and credit risk.



SHORT-TERM TRADING -- Each Fund can buy and sell securities whenever it sees a market opportunity, and therefore each Fund may engage in short-term trading. Short-term trading may increase a Fund's expenses and have tax consequences. Short-term trading involves market risk and selection risk.


WHEN-ISSUED SECURITIES, DELAYED DELIVERY SECURITIES AND FORWARD
COMMITMENTS -- When-issued and delayed-delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund

A-4                   MERRILL LYNCH VARIABLE SERIES FUNDS
both loses the investment opportunity for the assets it has set aside to pay for the security and any gain in the security's price. When-issued and delayed delivery securities and forward commitments involve market risk, selection risk and leverage risk.



NON-INVESTMENT GRADE SECURITIES -- Non-investment grade securities, otherwise known as "junk bonds", are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that Fund management believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for a Fund. Junk bonds generally are less liquid and experience more price volatility than higher rated debt securities. The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. Junk bonds involve credit risk, market risk, selection risk, valuation risk and liquidity risk, and certain junk bonds may also involve information risk, political risk or currency risk.



FOREIGN SECURITIES -- Certain Funds may invest in foreign securities. Foreign investing involves special risks not present in U.S. securities that may increase the chance a Fund will lose money, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets. Foreign investing involves market risk, selection risk and political risk, and certain foreign investments may also involve credit risk, information risk, valuation risk, currency risk and liquidity risk.



RESTRICTED AND ILLIQUID SECURITIES -- Each Fund may invest a portion of its assets in restricted and illiquid securities, which are investments that the Fund cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If the Fund buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value. Restricted and illiquid securities involve liquidity risk, market risk, selection risk and valuation risk, and may involve information risk.




                      MERRILL LYNCH VARIABLE SERIES FUNDS                    A-5

[YOUR ACCOUNT ICON] Your Account


COVERED CALL OPTIONS -- Certain Funds can sell covered call options, which are options that give the purchaser the right to require a Fund to sell a security owned by the Fund to the purchaser at a specified price within a limited time period. These Funds may also sell the purchaser a right to require the Fund to make a payment based on the level of an index that is closely correlated with some of the Fund's holdings. A Fund will receive a premium (an upfront payment) for selling a covered call option, and if the option expires unexercised because the price of the underlying security has gone down the premium received by the Fund will partially offset any losses on the underlying security. By writing a covered call option, however, a Fund limits its ability to sell the underlying security and gives up the opportunity to profit from any increase in the value of the underlying security beyond the sale price specified in the option. Covered call options involve market risk, correlation risk, liquidity risk and selection risk.



INDEXED DERIVATIVE SECURITIES -- Certain Funds may invest in debt securities the potential returns of which are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. Some funds may also invest in securities whose return indexed and is inversely related to changes in an index or interest rate. In general, inverse securities change in value in a manner that is opposite to most securities -- that is, the return of inverse securities will decrease when the index increases in value and increase in value when the index decreases. Investments in indexed and inverse securities may subject the Fund to the risks of reduced or eliminated interest payments and losses of principal. In addition, certain indexed and inverse securities may increase or decrease in value at a greater rate than the underlying index, which effectively leverages the Fund's investment. As a result, the market value of such securities will generally be more volatile than that of other securities. Indexed and inverse securities involve credit risk, market risk and selection risk, and may also involve leverage risk, valuation risk, political risk, currency risk, liquidity risk or correlation risk.



FUTURES AND OPTIONS -- Certain Funds may use futures and options. Futures are exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time. Futures involve leverage risk and correlation risk and may involve currency risk and


A-6                   MERRILL LYNCH VARIABLE SERIES FUNDS
political risk. Options are exchange-traded or private contracts involving the right of a holder to deliver (a "put") or receive (a "call") certain assets (or a money payment based on the change of certain assets or an index) from another party at a specified price within a specified time period. Options involve leverage risk and correlation risk. Private options also involve credit risk, valuation risk and liquidity risk. Options may involve currency risk and political risk.



The Funds will use futures and options primarily for hedging purposes -- that is, to offset the risk that other holdings may decrease in value or that potential investment opportunities may increase in value before the Fund can fully implement its investment strategy. The Funds may use options, however, to enhance total return as well as for hedging purposes. While hedging can reduce losses, it can also reduce or eliminate gains if markets move in a different manner than anticipated by the Fund or if the cost of the future or option outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the future or option will not match those of the holdings being hedged as expected by the Fund, in which case losses on the holdings being hedged may not be reduced.



CURRENCY CONTRACTS -- Certain Funds may buy securities denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the securities of the Fund. In order to seek to limit such changes, certain Funds may buy or sell contracts relating to foreign currencies for hedging purposes. Hedging is a strategy in which a currency contract is used to offset the risk that other Fund holdings may decrease in U.S. dollar value as the result of changes in exchange rates. Losses on the other investment may be substantially reduced by gains on a currency contract that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains if exchange rates move in a different manner than anticipated by the Fund or if the cost of the currency contract outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the currency contract will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced. A Fund may not be able to (or may not try to) hedge all currency risks, and there is no guaranty that a Fund's currency hedging, if attempted, will be successful. A Fund may attempt to hedge through several different types of currency contracts, including currency forwards, currency options and currency-indexed instruments. Currency contracts involve currency risk,


                      MERRILL LYNCH VARIABLE SERIES FUNDS                    A-7

[YOUR ACCOUNT ICON] Your Account


market risk, political risk and correlation risk and may also involve credit risk, valuation risk and liquidity risk, leverage risk and liquidity risk.



TYPES OF INVESTMENT RISK

--------------------------------------------------------------------------------


This section contains a discussion of various risks that may be associated with certain investment strategies. The forepart of this Prospectus indicates which investment strategies may be used by each Fund.



CORRELATION RISK -- The risk that changes in the value of two investments do not track or offset each other in the manner anticipated by Fund management. Correlation risk is associated with hedging transactions, in which a Fund uses a derivative to offset the risk that other Fund holdings may decrease in value or that potential investment opportunities may increase in value before the Fund can fully implement its investment strategy. Correlation risk means that changes in the value of the derivative may not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings or political holdings being hedged may not be reduced.



CREDIT RISK -- The risk that the issuer of an investment or other party to a trade will be unable to honor its obligations to a Fund.



CURRENCY RISK -- The risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value to a U.S. investor because the currency is worth fewer U.S. dollars.



INFORMATION RISK -- The risk that important information about a security or market is inaccurate, unreliable or unavailable.



LEVERAGE RISK -- The risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.


A-8                   MERRILL LYNCH VARIABLE SERIES FUNDS

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time that a Fund would like or at the price that a Fund believes the security is currently worth.



MARKET RISK/INTEREST RATE RISK -- The risk that the entire market will undergo an unanticipated change in value, including the possibility that the market will go down sharply and unpredictably. For fixed-income investments, this includes the risk that the value of an investment will decrease as a result of changes in interest rates. Generally, when interest rates increase, fixed-income securities decrease in value and longer-term fixed-income securities decrease in value more than short-term fixed-income securities.



POLITICAL RISK -- The risk of losses arising from government or legal events, such as changes in tax or trade laws, imposition of currency controls, adverse court or administrative rulings, or change of a government or political system.



SELECTION RISK -- The risk that a specific Fund investment will underperform the market.



VALUATION RISK -- The risk that a Fund has valued an investment at a higher price than it can actually obtain upon a sale.



SPECIAL RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
GENERALLY

--------------------------------------------------------------------------------


FOREIGN MARKET RISK -- Investment in foreign securities involves the following risks, which are generally greater for investments in emerging markets.



       - The economies of some foreign markets often do not compare favorably with that of the United States in areas such as growth of gross domestic product, reinvestment of capital, resources and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes


                      MERRILL LYNCH VARIABLE SERIES FUNDS                    A-9

[YOUR ACCOUNT ICON] Your Account


         in international trading patterns, trade barriers and other protectionist or retaliatory measures.



       - Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.



       - The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They could also impair the Fund's ability to purchase or sell foreign securities or transfer its assets or income back into the United States, or otherwise adversely affect the Fund's operations.



       - Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the United States.



       - Because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for a Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.



       - Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and a Fund's assets may be uninvested and not earning returns. The Fund may miss investment opportunities or be unable to sell an investment because of these delays.



CERTAIN RISKS OF HOLDING FUND ASSETS OUTSIDE THE UNITED STATES -- A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund's ability to recover its assets if a


A-10                  MERRILL LYNCH VARIABLE SERIES FUNDS
foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the U.S. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio a Fund than investment companies invested only in the U.S.



SPECIAL RISKS ASSOCIATED WITH EUROPEAN ECONOMIC AND
MONETARY UNION ("EMU")

--------------------------------------------------------------------------------


A number of European countries have agreed to enter into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU establishes a single European currency (the euro), which was introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Upon introduction of the euro, certain securities (beginning with government and corporate bonds) were redenominated in the euro. These securities trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which a Fund may invest, a Fund could be adversely affected:



       - If the euro, or EMU as a whole, does not take effect as planned.



       - If a participating country withdraws from EMU.



       - If the computing, accounting and trading systems used by the Fund's service providers, or by other entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency beginning with euro conversion.


                      MERRILL LYNCH VARIABLE SERIES FUNDS                   A-11

[YOUR ACCOUNT ICON] Your Account

HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------


The Company is offering through this prospectus Class B shares in each of its Funds to the Insurance Companies. The price of shares purchased by the Insurance Companies is based on the next calculation of the per share net asset value of the Fund after an order is placed. If an Insurance Company is purchasing Class B shares of a particular Fund and the Fund has not yet issued Class B Shares, the price of those shares will be based on the next calculation of the per share net asset value of the Class A shares of that Fund after the order is placed.



The Fund has adopted a plan with respect to its Class B shares that allows the Fund to pay distribution (12b-1) fees of up to 0.15% of the net asset value of its Class B shares for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment. Variable Series Class B holders have no other option.


The Company may reject any order to buy shares and may suspend the sale of shares at any time.

The Company will redeem all full and fractional shares of the Funds for cash. The price of redeemed shares is based on the next calculation of net asset value after a redemption order is placed.

A-12                  MERRILL LYNCH VARIABLE SERIES FUNDS

NET ASSET VALUE -- the market value of a Fund's total assets after deducting liabilities divided by the number of shares outstanding.



DIVIDENDS -- ordinary income and capital gains paid to shareholders. Dividends will be reinvested in additional Fund shares as they are paid.


HOW SHARES ARE PRICED
--------------------------------------------------------------------------------


When an Insurance Company purchases shares, the Insurance Company pays the NET ASSET VALUE. This is the offering price. Shares are also redeemed at their net asset value. Each Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, fifteen minutes after the close of business on the Exchange (the Exchange generally closes at 4:00 p.m. Eastern time). The net asset value used in determining the price for the purchase or redemption of shares is the next one calculated after the purchase or redemption order is placed. Foreign securities owned by a Fund may trade on weekends or other days when a Fund does not price its shares. As a result, the Fund's net asset value may change on days when an Insurance Company will not be able to purchase or redeem the Fund's shares. The Domestic Money Market Fund and the Reserve Assets Fund will seek to maintain a net asset value of $1.00 per Share.



DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

The Domestic Money Market and Reserve Assets Funds will declare dividends daily and will reinvest dividends monthly in additional full and fractional shares of those Funds. The Global Bond Focus, Government Bond, High Current Income and Prime Bond Funds will declare dividends monthly and reinvest dividends monthly in additional shares of those Funds. The Global Utility Fund will declare dividends quarterly and will reinvest dividends quarterly in additional shares of the Fund. The American Balanced, Basic Value Focus, Capital Focus, Developing Capital Markets Focus, Special Value Focus, Global Strategy Focus, Global Growth Focus, Index 500, International Equity Focus, National Resources Focus and Quality Equity Funds will declare dividends at least annually and will reinvest dividends at least annually in additional shares of the respective Funds.


DIVIDENDS paid by the Company may be included in a Insurance Company's gross income. The tax treatment of these dividends depends on the Insurance Company's tax status. A description of an Insurance Company's tax status is contained in the prospectus for the Contract.



                      MERRILL LYNCH VARIABLE SERIES FUNDS                   A-13

Management of the Fund [MANAGEMENT OF THE FUND ICON]

MERRILL LYNCH ASSET MANAGEMENT
--------------------------------------------------------------------------------

Merrill Lynch Asset Management, the Company's Investment Adviser, manages the Company's investments and its business operations under the overall supervision of the Company's Board of Directors. The Investment Adviser has the responsibility for making all investment decisions for the Company. The Investment Adviser has a sub-advisory agreement with Merrill Lynch Asset Management U.K. Limited, an affiliate, under which the Investment Adviser may pay a fee for services it receives.

                                              MANAGEMENT
                                              FEE FOR FYE     % OF ITS
                 FUND NAME                     12/31/98    AVG NET ASSETS
--------------------------------------------  -----------  --------------
American Balance Fund
Basic Value Focus Fund
Capital Focus Fund
Developing Capital Markets Focus Fund
Domestic Money Market Fund
Global Bond Focus Fund
Global Growth Focus Fund
Global Strategy Focus Fund
Global Utility Focus Fund
Government Bond Focus Fund
High Current Income Fund
Index 500 Fund
International Equity Focus Fund
Natural Resources Focus Fund
Prime Bond Fund
Quality Equity Fund
Reserve Assets Fund
Special Value Focus Fund


Merrill Lynch Asset Management is part of Merrill Lynch Asset Management Group, which had approximately $507 billion in investment company and other portfolio assets under management as of January 1999. This amount includes assets managed for Merrill Lynch affiliates.



A NOTE ABOUT YEAR 2000


Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). The Company could be adversely affected if the computer systems used by the Company's management or other Company service providers do not properly address

A-14                  MERRILL LYNCH VARIABLE SERIES FUNDS
this problem before January 1, 2000. The Company's management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Company's other service providers have told the Company's management that they also expect to resolve the Year 2000 Problem, and the Company's management will continue to monitor the situation as the Year 2000 approaches. However, if the problem has not been fully addressed, the Company could be negatively affected. The Year 2000 Problem could also have a negative impact on the companies in which the Company invests, and this could hurt the Company's investment returns.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

INVESTMENT ADVISER -- Merrill Lynch Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536, has been selected as the investment adviser of the Company.


INDEPENDENT AUDITORS -- Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, has been selected as the independent auditors of the Company. The selection of independent auditors is subject to annual ratification by the Company's shareholders.


CUSTODIAN -- The Bank of New York, 110 Washington Street, New York, New York 10286, acts as Custodian of the Company's assets, except that Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian for assets of the Company's Developing Capital Markets Focus Fund.


TRANSFER AND DIVIDEND DISBURSING AGENT -- Financial Data Services, Inc. ("FDS"), which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company's Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. FDS will receive an annual fee of $5,000 per Fund and will be entitled to reimbursement of out-of-pocket expenses.





LEGAL COUNSEL -- Rogers & Wells LLP, New York, New York, is counsel for the Company.

                      MERRILL LYNCH VARIABLE SERIES FUNDS                   A-15

For More Information [FOR MORE INFORMATION ICON]

SHAREHOLDER REPORTS

Additional information about the investments of each of the Fund is available in the Company's annual and semi-annual reports to shareholders. In the Company's annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. You may obtain these reports at no cost by calling (609) 282-2800.

STATEMENT OF ADDITIONAL INFORMATION

The Company's Statement of Additional Information contains further information about each Fund and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Company at Merrill Lynch Variable Series Funds, Inc. P.O. Box 9011, Princeton, New Jersey 08543-9011 or by calling (609) 282-2800.

Contact the Company at the telephone number or address indicated above if you have any questions.

Information about the Company (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM INFORMATION CONTAINED IN THIS PROSPECTUS.


Investment Company Act file #2-74452
Code #
(C) Fund Asset Management, L.P.

Prospectus

[MERRILL LYNCH LOGO]

Merrill Lynch
Variable Series Funds, Inc.

[MERRILL LYNCH ARTWORK]


                                                               April      , 1999

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                             SUBJECT TO COMPLETION



PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION


DATED MARCH 1, 1999


                      STATEMENT OF ADDITIONAL INFORMATION

                   MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

  P.O. Box 9011, Princeton, New Jersey 08543-9011 -- Phone No. (609) 282-2800

                            ------------------------

     Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company which has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"): Merrill Lynch Domestic Money Market Fund, Merrill Lynch Reserve Assets Fund, Merrill Lynch Prime Bond Fund, Merrill Lynch High Current Income Fund, Merrill Lynch Quality Equity Fund, Merrill Lynch Special Value Focus Fund, Merrill Lynch Natural Resources Focus Fund, Merrill Lynch American Balanced Fund, Merrill Lynch Global Strategy Focus Fund, Merrill Lynch Basic Value Focus Fund, Merrill Lynch Global Bond Focus Fund, Merrill Lynch Global Utility Focus Fund, Merrill Lynch International Equity Focus Fund, Merrill Lynch Developing Capital Markets Focus Fund, Merrill Lynch Government Bond Fund, Merrill Lynch Index 500 Fund, Merrill Lynch Global Growth Focus Fund, Merrill Lynch Capital Focus Fund. Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund.

     The shares of the Funds are sold to separate accounts ("Separate Accounts") of certain insurance companies (the "Insurance Companies") including Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("ML of New York") to fund benefits under variable annuity contracts (the "Variable Annuity Contracts") and/or variable life insurance contracts (together with the Variable Annuity Contracts, the "Contracts") issued by such companies. The Insurance Companies will redeem shares to the extent necessary to provide benefits under the respective Contracts or for such other purposes as may be consistent with the respective Contracts. MLLIC and ML of New York are wholly owned subsidiaries of Merrill Lynch & Co., Inc., as is the Company's investment adviser, Merrill Lynch Asset Management, L.P. (the "Investment Adviser").

                            ------------------------


     This Statement Of Additional Information of the Company is not a prospectus and should be read in conjunction with the Prospectus Of The Company (the
"Prospectus") dated April   , 1999 which has been filed with the Securities And
Exchange Commission and can be obtained upon request and without charge by calling (800) MER-FUND or writing the Company at the above address. The Prospectus is incorporated by reference into the Statement Of Additional Information and this Statement Of Additional Information is incorporated by reference into The Prospectus.


                            ------------------------

                   MERRILL LYNCH ASSET MANAGEMENT -- MANAGER
                 MERRILL LYNCH FUNDS DISTRIBUTOR -- DISTRIBUTOR
                            ------------------------

    The date of this Statement of Additional Information is April   , 1999.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
The Insurance Companies.....................................    2
Investment Restrictions.....................................   15
Management of The Company...................................   21
Investment Advisory Arrangements............................   24
Determination of Net Asset Value............................   27
Portfolio Transactions and Brokerage........................   29
Purchase of Shares..........................................   31
Redemption of Shares........................................   31
Dividends and Taxes.........................................   32
Distribution Arrangements...................................   33
Performance Data............................................   33
Average Annual Total Return.................................   36
Additional Information......................................   37
Financial Statements........................................   40
Annex A.....................................................   41

                            THE INSURANCE COMPANIES


     Shares of the portfolios of Merrill Lynch Variable Series Funds, Inc. (each a "Fund") are sold to separate accounts ("Separate Accounts") of insurance companies ("Insurance Companies") to fund certain variable life insurance contracts and/or variable annuities (together, "Contracts") issued by such companies. Certain Insurance Companies may be affiliates of Merrill Lynch Asset Management, L.P., the Fund's adviser. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Contract owner, which are set forth in the Contract. A Contract owner has no interest in the shares of a Fund, but only in the Contract. A Contract is described in the prospectus for that Contract. That prospectus describes the relationship between increases or decreases in the net asset value of shares of a Fund, and any distributions on such shares, and the benefits provided under a Contract. The prospectus for the Contracts also describes various fees payable to the Insurance Companies and charges to the Separate Accounts made by the Insurance Companies with respect to the Contracts. Since shares of the Funds will be sold only to the Insurance Companies for the Separate Accounts, the terms "shareholder" and "shareholders" in this Statement of Additional Information refer to the Insurance Companies.



NON-DIVERSIFIED FUNDS



     The Developing Capital Markets Focus, Global Bond Focus, Global Strategy Focus, Index 500, and Natural Resources Focus Funds are classified as non-diversified investment companies under the Investment Company Act. However, each Fund will have to limit its investments to the extent required by the diversification requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code" or the "Internal Revenue Code"). To qualify as a regulated investment company, a Fund, at the close of each fiscal quarter, may not have more than 25% of its total assets invested in the securities (except obligations of the U.S. Government, its agencies or instrumentalities) of any one issuer and with respect to 50% of its assets, (i) may not have more than 5% of its total assets invested in the securities of any one issuer and (ii) may not own more than 10% of the outstanding voting securities of any one issuer.



FIXED INCOME SECURITY RATINGS



     The Developing Capital Markets Focus Fund, the High Current Income Fund, the Capital Focus Fund, Global Utility Focus Fund and the International Equity Focus Fund may invest in fixed-income securities rated below investment grade (i.e., securities rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Ratings Group ("Standard & Poor's") at the time of investment). However, securities purchased by a Fund may subsequently be downgraded. Such securities may continue to be held and will be sold only if, in the judgment of the Investment Adviser, it is advantageous to do so. Securities in the lowest category of investment grade debt securities may have speculative characteristics, which may lead to weakened capacity to pay interest and principal during periods of adverse economic conditions. See Annex A of this Statement of Additional Information for a fuller description of corporate bond ratings.



MATURITY OF FIXED INCOME INVESTMENTS



     Certain Funds that invest in fixed-income securities have limits on the maturity of each fixed-income investment or on the average maturity of the portfolio. For purposes of applying these limits, each Fund will consider a fixed-income security's maturity to be its stated maturity (the date the issuer is scheduled to make its final payment of principal), except that



     - for a security with an unconditional put entitling a Fund to receive the security's approximate amortized cost, the maturity will be considered to be the next put date;



     - for mortgage-backed and other amortizing securities, the maturity will be considered to be the average life remaining (the length of time it is expected to take to retire half of the remaining principal through amortizing payments) based on prepayment assumptions that the Investment Adviser believes to be reasonable;

     - for a variable or floating rate investment grade security that the Investment Adviser believes will have a market value approximating amortized cost on the next interest reset date, the maturity will be considered to be the next reset date; and



     - for a Fund that operates under SEC rules that specifically define the maturity of a security, the maturity of a security will be the maturity determined in a manner consistent with the SEC rules.



PORTFOLIO STRATEGIES


     Restricted Securities. From time to time a Fund may invest in securities the disposition of which is subject to legal restrictions, such as restrictions imposed by the Securities Act of 1933 (the "Securities Act") on the resale of securities acquired in private placements. If registration of such securities under the Securities Act is required, such registration may not be readily accomplished and if such securities may be sold without registration, such resale may be permissible only in limited quantities. In either event, a Fund may not be able to sell its restricted securities at a time which, in the judgment of the Investment Adviser, would be most opportune.


     Each of the Funds is subject to limitations on the amount of illiquid securities it may purchase; however, each Fund may purchase without regard to that limitation certain securities that are not registered under the Securities Act, including (a) commercial paper exempt from registration under Section 4(2) of the Securities Act, and (b) securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act, provided that the Company's Board of Directors continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Board of Directors may adopt guidelines and delegate to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board has determined that certain junk bonds, money market securities and securities that are freely tradeable in their primary market offshore may be deemed liquid if acquired by a Fund pursuant to Rule 144A. The Board, however, will retain oversight and be ultimately responsible for the determinations.


     Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board of Directors will carefully monitor the Funds' investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

     Foreign Securities. The Basic Value Focus, Developing Capital Markets Focus, Special Value Focus, Global Strategy Focus, Global Bond Focus, Global Utility Focus, High Current Income, International Equity Focus, Natural Resources Focus, Prime Bond, Quality Equity, Global Growth Focus, Capital Focus and Reserve Assets Funds may invest in securities of foreign issuers. The Index 500 Fund may also invest in securities of foreign issuers to the extent such issuers are included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"). Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks which are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of economic, political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. Foreign legal systems may differ from the U.S. legal system, and if it should become necessary, a Fund could encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. Transaction costs in foreign securities may be higher. The operating expense ratio of a Fund investing in foreign securities can be expected to be higher than that of an investment company investing exclusively in United States securities because the expenses of the Fund, such as custodial costs, are higher. In addition, net investment income earned by a Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments which will reduce a Fund's net investment income. The Investment Adviser will consider these and other factors before investing in foreign securities, and will not make such investments unless, in its opinion, such investments will meet the standards and objectives of a particular Fund. No Fund that may invest in foreign securities, other than the Natural Resources Focus and Global Strategy Focus Funds, will concentrate its investments in any particular country. The Developing Capital Markets Focus, Global Bond Focus, Global Strategy Focus, Global Utility Focus, International Equity Focus, Global Growth Focus Fund and Natural Resources Focus Funds may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. For a Fund that invests in foreign securities denominated or quoted in currencies other than the United States dollar, changes in foreign currency exchange rates may directly affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned, and a Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments which could affect investment in those countries. Each Fund of the Company other than the Developing Capital Markets Focus, Global Bond Focus, Global Strategy Focus, Global Utility Focus, International Equity Focus, Natural Resources Focus, Global Growth Focus, Capital Focus Fund and Quality Equity Funds will purchase only securities issued in dollar denominations.

     The securities markets of many countries at times in the past have moved relatively independently of one another due to different economic, financial, political and social factors. When such lack of correlation, or negative correlation, in movements of these securities markets occurs, it may reduce risk for a Fund's portfolio as a whole. This negative correlation also may offset unrealized gains a Fund has derived from movements in a particular market. To the extent the various markets move independently, total portfolio volatility is reduced when the various markets are combined into a single portfolio. Of course, movements in the various securities markets may be offset by changes in foreign currency exchange rates. Exchange rates frequently move independently of securities markets in a particular country. As a result, gains in a particular securities market may be affected by changes in exchange rates.

     Each of the International Equity Focus Fund and Developing Capital Markets Focus Fund may invest a significant portion of its assets in securities of foreign issuers in smaller capital markets, while each of the other Funds which is permitted to invest in foreign securities may from time to time invest in securities of such foreign issuers. Foreign investments involve risks, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems, the existence or possible imposition of exchange controls, or other foreign or United States governmental laws or restrictions, that are often heightened for investments in smaller capital markets.

     There may be less publicly available information about an issuer in a foreign market, particularly one in a smaller capital market, than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets.

     Smaller capital markets, while often growing in trading volume, have substantially less volume than United States markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable United States companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in a Fund which invests in these markets incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of such a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

     As a result, management of a Fund that invests in foreign securities may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. A Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience.

     Certain of the Funds may invest in debt securities issued by foreign governments. Investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

     As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. Government obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Some issuers of the government debt securities in which a Fund may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements.

     The Global Utility Focus Fund, International Equity Focus Fund, Developing Capital Markets Focus Fund, Capital Focus Fund and the Global Growth Focus Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designated for use in the United States securities markets, and EDRs, which are issued in bearer form, are designed for use in European securities markets. The Funds may invest in ADRs and EDRs through both sponsored and unsponsored arrangements. In a sponsored ADR or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas in an unsponsored arrangement the foreign issuer assumes no obligations and the depository's transaction fees are paid by the ADR or EDR holders. Foreign issuers in respect of whose securities unsponsored ADRs or EDRs have been issued are not necessarily obligated to disclose material information in the markets in which the unsponsored ADRs or EDRs are traded and, therefore, there may not be a correlation between such information and the market value of such securities.

     The Developing Capital Markets Focus and International Equity Focus Funds may invest a significant portion of their assets in securities of foreign issuers in smaller capital markets. Some countries with smaller capital markets prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals.


     A number of countries, such as South Korea, Taiwan and Thailand, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the Investment Company Act, the Developing Capital Markets Focus, Global Growth Focus and International Equity Focus Funds each may invest up to 10% of its total assets in securities of such closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Fund to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Fund acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies. A Fund also may seek, at its own cost, to create its own investment entities under the laws of certain countries.

     In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or the companies with the most actively traded securities. Also, the Investment Company Act restricts a Fund's investments in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. These provisions may also restrict a Fund's investments in certain foreign banks and other financial institutions.

     Rules adopted under the Investment Company Act permit the Funds to maintain their foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries may not be eligible sub-custodians for the Funds, in which event the Funds may be precluded from purchasing securities in certain foreign countries in which they otherwise would invest or the Funds may incur additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Funds may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Funds to recover assets held in custody by foreign sub-custodians in the event of the bankruptcy of the sub-custodian.


     Liquidity. In order to assure that each Fund has sufficient liquidity, as a matter of operating policy no Fund may invest more than 15% of its net assets in securities for which market disposition is not readily available. Market disposition may not be readily, available for repurchase agreements maturing in more than seven days and for securities having restrictions on resale.


     Lending of Portfolio Securities. Each Fund of the Company may from time to time lend securities (but not in excess of 20%, or in the case of the Global Growth Focus Fund 33 1/3%) of its total assets from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which, while the loan is outstanding, will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Fund.

     Subject to any applicable investment restriction, each Fund may from time to time loan securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash, securities issued or guaranteed by the U.S. Government or, in the case of the Domestic Money Market and Reserve Assets Fund, cash equivalents which while the loan is outstanding will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Fund. The Fund will retain all rights of beneficial ownership as to the loaned portfolio securities, including voting rights and rights to interest or other distributions, and will have the right to regain record ownership of loaned securities to exercise such beneficial rights. Such loans will be terminable at any time. The Fund may pay reasonable finders', administrative and custodial fees to persons unaffiliated with the Fund in connection with the arranging of such loans. The dividends, interest and other distributions received by the Company on loaned securities may, for tax purposes, be treated as income other than qualified income for the 90% test discussed under "Dividends, Distributions and Taxes-Federal Income Taxes." The Company intends to lend portfolio securities only to the extent that such activity does not jeopardize the Company's qualification as a regulated investment company under Subchapter M of the Code.


     Forward Commitments. Securities may be purchased or sold on a delayed delivery basis or may be purchased on a forward commitment basis by each of the Company's Funds at fixed purchase terms with periods of up to 180 days between the commitment and settlement dates. The purchase will be recorded on the date the purchasing Fund enters into the commitment and the value of security will thereafter be reflected in the calculation of the Fund's net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Fund will be established with the Fund's custodian (the "Custodian") consisting of cash or liquid securities having a market value at all times until the delivery date at least equal to the amount of its commitments in connection with such delayed delivery and purchase transactions. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Investment Adviser deems it appropriate to do so. There can, of course, be no assurance that the judgment upon which these techniques are based will be accurate or that such techniques when applied will be effective. The Funds will enter into forward commitment arrangements only with respect to securities in which they may otherwise invest.


     Standby Commitment Agreements. The High Current Income Fund, Global Utility Focus Fund, International Equity Focus Fund, Global Growth Focus Fund and Developing Capital Markets Focus Fund may from time to time enter into standby commitment agreements. Such agreements commit a Fund, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued, which is typically approximately 0.5% of the aggregate purchase price of the security which the Fund has committed to purchase. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which is considered advantageous to the Fund. A Fund will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale, will not exceed 10% of its assets taken at the time of acquisition of such commitment or security. A Fund will at all times maintain a segregated account with its custodian of cash or liquid securities in an amount equal to the purchase price of the securities underlying the commitment.

     There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

     The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of a Fund's net asset value. If the security is issued, the cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

     Eurodollar and Yankeedollar Obligations. The Reserve Assets Fund (and, for temporary or defensive purposes, the Natural Resources Focus, Global Strategy Focus, Global Bond Focus, Global Utility Focus,

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

International Equity Focus, Developing Capital Markets Focus and the Quality Equity Funds) may invest in obligations issued by foreign branches or subsidiaries of U.S. banks ("Eurodollar" obligations), by U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations), or by foreign depository institutions and their foreign branches and subsidiaries ("foreign bank obligations"). Investment in such obligations may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign depository institutions and their foreign branches and subsidiaries, and foreign branches or subsidiaries of U.S. banks, may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a foreign depository institution, branch or subsidiary, or a U.S. branch or subsidiary of a foreign bank, than about a U.S. bank, and such institutions may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of Eurodollar and foreign bank obligations may be held outside of the United States, and a Fund may be subject to the risks associated with the holding of such property overseas. Eurodollar and foreign bank obligations of the Fund held overseas will be held by foreign branches of the Custodian for the Fund or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940.

DERIVATIVE INSTRUMENTS


     Certain Funds may use derivative instruments, including indexed and inverse securities, options and futures, and purchase and sell foreign exchange. Transactions involving such instruments expose these Funds to certain risks. Each Fund's use of these instruments and the associated risks are described in detail below.


INDEXED AND INVERSE SECURITIES

     The Domestic Money Market Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Government Bond Fund, the Index 500 Fund, the International Equity Focus Fund, the Natural Resources Focus Fund, the Prime Bond Fund, the Developing Capital Markets Focus Fund, the Global Growth Focus Fund and the Reserve Assets Fund may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an "index"). As an illustration, a Fund may invest in a debt security that pays interest and returns principal based on the change in the value of an interest rate index (such as the prime rate or federal funds rate), a securities index (such as the Standard & Poor's 500 Composite Index (the "S&P 500") or a more narrowly-focused index such as the AMEX Oil & Gas Index) or a basket of securities, or based on the relative changes of two indices. In addition, the Developing Capital Markets Focus Fund, the Global Strategy Focus Fund, the International Equity Focus Fund and the Natural Resources Focus Fund may invest in securities the potential return of which is based inversely on the change in an index. For example, these Funds may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If the Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices.

     Certain indexed and inverse securities may have the effect of providing investment leverage because the rate of interest or amount of principal payable increases or decreases at a rate that is a multiple of the changes in the relevant index. As a consequence, the market value of such securities may be substantially more volatile than the market values of other debt securities. The Company believes that indexed and inverse securities may provide portfolio management flexibility that permits Funds to seek enhanced returns, hedge other portfolio positions or vary the degree of portfolio leverage with greater efficiency than would otherwise be possible under certain market conditions.

OPTIONS ON SECURITIES AND SECURITIES INDICES

     Purchasing Options. The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Global Growth Focus Fund, and the Natural Resources Focus Fund are each authorized to purchase put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund purchases a put option, in consideration for an upfront payment (the "option premium") the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

     The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Global Growth Focus Fund and the Natural Resources Focus Fund are each authorized to purchase call options on securities it intends to purchase or securities indices the performance of which are substantially correlated with the performance of the types of securities it intends to purchase. When a Fund purchases a call option, in consideration for the option premium the Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Fund believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event the Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

     Each Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

     Writing Options. The American Balanced Fund, the Basic Value Focus Fund, the Developing Capital Markets Focus Fund, the Special Value Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Natural Resources Focus Fund, the Global Growth Focus Fund, the Capital Focus Fund and the Quality Equity Fund are each authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund writes a call option, in return for an option premium the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write call options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

     The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Global Growth Focus Fund and the Natural Resources Focus Fund each may also write put options on securities or securities indices. When the Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write put options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. The Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options -- for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread").


     Each Fund is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

     Other than with respect to closing transactions, a Fund will only write call or put options that are "covered." A call or put option will be considered covered if the Fund has segregated assets with respect to such option in the manner described in "Risk Factors in Options, Futures, and Currency Instruments" below. A call option will also be considered covered if a Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of option on a securities index, securities which are substantially correlated with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

     Types of Options. A Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions" below.

FUTURES

     The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Global Growth Focus Fund and the Natural Resources Focus Fund may each engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

     The sale of a futures contract limits a Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

     The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

     A Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying commodity is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). Each Fund will further limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

FOREIGN EXCHANGE TRANSACTIONS

     The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the International Equity Focus Fund, the Natural Resources Focus Fund, the Global Growth Focus Fund, the Capital Focus Fund and the Quality Equity Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar.

     Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Fund will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. A Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. A Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

     The Funds authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the US dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized exchange-traded contracts. See "Futures" above.

     The Funds authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the US dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See "Types of Options" above and "Additional Risk Factors of OTC Transactions" below.

     No Fund will speculate in Currency Instruments. Accordingly, a Fund will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. A Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). The Fund will only enter into a cross-hedge if the

Investment Adviser believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged. There can be no assurance that a fund will be able to enter into hedging transactions or that such transactions, if attempted, will be effective.



     Risk Factors in Hedging Foreign Currency Risks. While a Fund's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund's shares, the net asset value of the Fund's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective. To the extent that a Fund hedges against anticipated currency movements which do not occur, the Fund may realize losses, and decrease its total return, as the result of its hedging transactions. Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when adverse movements in currency exchange rates occur. It may not be possible for a Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available or cost-effective (such as certain developing markets) and it is not possible to engage in effective foreign currency hedging.


RISK FACTORS IN OPTIONS, FUTURES, AND CURRENCY INSTRUMENTS


     Use of derivatives for hedging purposes involves the risk of imperfect correlation in movements in the value of the derivatives and the value of the instruments being hedged. If the value of the derivatives moves more or less than the value of the hedged instruments a Fund will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.



     Each Fund intends to enter into transactions involving derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a derivative or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a derivative without incurring substantial losses, if at all.



     Certain transactions in derivatives (e.g., forward foreign exchange transactions, futures transactions, sales of put options) may expose a Fund to potential losses which exceed the amount originally invested by the Fund in such instruments. When a Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss.


ADDITIONAL RISK FACTORS OF OTC TRANSACTIONS; LIMITATIONS ON THE USE OF OTC STRATEGIC INSTRUMENTS


     Certain derivatives traded in OTC markets, including indexed securities and OTC options, may be substantially less liquid than other instruments in which a Fund may invest. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. A Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or
(ii) for which the Investment Adviser anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

     The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. Each Fund has therefore adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Fund, the market value of the securities underlying OTC call options currently outstanding which have been sold by the Fund and margin deposits on the Fund's outstanding OTC options exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a dealer in U.S. government securities recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price).


     Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in derivatives traded in OTC markets only with financial institutions which have substantial capital or which have provided the Fund with a third-party guaranty or other credit enhancement.



ADDITIONAL LIMITATIONS ON THE USE OF DERIVATIVES



     No Fund may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly, except that the Natural Resources Focus Fund may acquire securities indexed to a precious metal or other natural resource or natural resource index.


RISKS OF HIGH YIELD SECURITIES


     The Developing Capital Markets Focus Fund, High Current Income Fund, International Equity Focus Fund and Capital Focus Fund may invest a substantial portion of their assets in high yield, high risk securities or junk bonds, which are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During recessionary periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. While the high yield securities in which the Developing Capital Markets Focus Fund, High Current Income Fund, International Equity Focus Fund and Capital Focus Fund may invest normally do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after a Fund purchases a particular security, in which case a Fund may experience losses and incur costs.


     High yield securities frequently have call or redemption features that would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividend to shareholders.

     High yield securities tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on their prices and yields than on higher-rated fixed-income securities. Zero coupon bonds and bonds which pay interest and/or principal in additional bonds rather than in cash are especially volatile. Like higher-rated fixed-income securities, junk bonds are generally purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in this market, which may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for such bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices the Developing Capital Markets Focus Fund, High Current Income Fund, International Equity Focus Fund and Capital Focus Fund receive for their junk bonds to be reduced, or a Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgement may play a greater role in valuing certain of each Fund's portfolio securities than in the case of securities trading in a more liquid market.


     Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely the net asset value of the Developing Capital Markets Focus Fund, High Current Income Fund, Capital Focus Fund and International Equity Focus Fund. In addition, each Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.


     Sovereign Debt. The junk bonds in which the Developing Capital Markets Focus Fund, High Current Income Fund, Capital Focus Fund and International Equity Focus Fund may invest include junk bonds issued by sovereign entities. Investment in such sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

     Holders of sovereign debt, including the Developing Capital Markets Focus Fund, High Current Income Fund, Capital Focus Fund and International Equity Focus Fund may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies available to a Fund and there can be no assurance a Fund will be able to collect on defaulted sovereign debt in whole or in part.

INSURANCE LAW RESTRICTIONS

     In order for shares of the Company's Funds to remain eligible investments for the Separate Accounts, it may be necessary, from time to time, for a Fund to limit its investments in certain types of securities in accordance with the insurance laws or regulations of the various states in which the Contracts are sold.

     The New York insurance law requires that investments of each Fund be made with the degree of care of an "ordinarily prudent person." The Investment Adviser believes that compliance with this standard will not have any negative impact on the performance of any of the Funds.

OTHER CONSIDERATIONS

     The Investment Adviser will use its best efforts to assure that each Fund of the Company complies with certain investment limitations of the Internal Revenue Service to assure favorable income tax treatment for the Contracts. It is not expected that such investment limitations will materially affect the ability of any Fund to achieve its investment objective.

                            INVESTMENT RESTRICTIONS

     The Company has adopted the following fundamental and non-fundamental restrictions and policies relating to the investment of the assets of the Funds and their activities. The fundamental policies set forth below may not be changed without the approval of the holders of a majority of the outstanding voting shares of each Fund affected (which for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares of the affected Fund are represented or (ii) more than 50% of the outstanding shares of the affected Fund).

RESTRICTIONS APPLICABLE TO THE DOMESTIC MONEY MARKET FUND

     The Domestic Money Market Fund may not purchase any security other than money market and other securities described under "Investment Objectives and Policies" in the Domestic Money Market Fund's Prospectus. In addition, the Domestic Money Market Fund may not purchase securities of foreign issuers (including Eurodollar and Yankeedollar obligations). In addition, the Domestic Money Market Fund may not:

          (1) invest more than 10% of its total assets (taken at market value at the time of each investment) in the securities (other than U.S. Government or government agency securities) of any one issuer (including repurchase agreements with any one bank) except that up to 25% of the value of the Fund's total assets may be invested without regard to such 10% limitation.

          (2) alone, or together with any other Fund or Funds, make investments for the purpose of exercising control or management.

          (3) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

          (4) purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate, except that the Fund may invest in securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interest therein.

          (5) purchase any securities on margin except that the Company may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

          (6) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combination thereof.

          (7) make loans to other persons; provided that the Fund may purchase money market securities or enter into repurchase agreements; lend securities owned or held by it pursuant to (8) below; and provided further that for purposes of this restriction the acquisition of a portion of an issue of publicly distributed bonds, debentures or other corporate debt securities or of government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed the making of a loan.

          (8) lend its portfolio securities in excess of 20% of its total assets, taken at market value at the time of the loan, provided that such loans are made according to the guidelines set forth below and the guidelines of the Securities and Exchange Commission and the Company's Board of Directors, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

          (9) borrow amounts in excess of 20% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes. The borrowing provisions shall not apply to reverse repurchase agreements. Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Fund will not purchase securities while borrowings are outstanding.

          (10) mortgage, pledge, hypothecate or in any manner transfer (except as provided in (8) above), as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in (9) above, and then such mortgaging, pledging or hypothecating may not exceed 25% of the Fund's total assets, taken at market value at the time thereof. Although the Fund has the authority to mortgage, pledge or hypothecate more than 10% of its total assets under this investment restriction (10), as a matter of operating policy, the Fund will not mortgage, pledge or hypothecate in excess of 10% of total net assets.

          (11) act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

          (12) purchase, either alone or together with any other Fund or Funds, more than 10% of the outstanding securities of an issuer except that such restriction does not apply to U.S. Government or government agency securities, bank money instruments or repurchase agreements.

          (13) invest in securities (except for repurchase agreements or variable amount master notes) with legal or contractual restrictions on resale or for which no readily available market exists or in securities of issuers (other than issuers of government agency securities) having a record, together with predecessors, of less than three years of continuous operation if, regarding all such securities, more than 10% of its total assets (taken at market value) would be invested in such securities.

          (14) enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's total assets (taken at market value at the time of each investment) would be subject to repurchase agreements maturing in more than seven days.

          (15) enter into reverse repurchase agreements if, as a result thereof, the Fund's obligations with respect to reverse repurchase agreements would exceed one-third of the Fund's net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase agreements).

          (16) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, government agency securities or bank money instruments).

RESTRICTIONS APPLICABLE TO THE RESERVE ASSETS FUND

     The Reserve Assets Fund may not purchase any security other than money market and other securities described under "Investment Objectives and Policies" in the Prospectus for the Reserve Assets Fund. In addition, the Reserve Assets Fund may not:

          (1) invest more than 10% of its total assets (taken at market value at the time of each investment) in the securities (other than U.S. Government or government agency securities) of any one issuer (including repurchase agreements with any one bank) except that up to 25% of the value of the Fund's total assets may be invested without regard to such 10% limitation.

          (2) alone, or together with any other Fund or Funds, make investments for the purpose of exercising control or management.

          (3) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

          (4) purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate, except that the Fund may invest in securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interest therein.

          (5) purchase any securities on margin except that the Company may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

          (6) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

          (7) make loans to other persons; provided that the Fund may purchase money market securities or enter into repurchase agreements; lend securities owned or held by it pursuant to (8) below; and provided further that for purposes of this restriction the acquisition of a portion of an issue of publicly-distributed bonds, debentures or other corporate debt securities or of government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed the making of a loan.

          (8) lend its portfolio securities in excess of 20% of its total assets, taken at market value at the time of the loan, provided that such loans are made according to the guidelines set forth below and the guidelines of the Securities and Exchange Commission and the Company's Board of Directors, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

          (9) borrow amounts in excess of 20% of its total assets, taken at market value and then only from banks as a temporary measure for extraordinary or emergency purposes. The borrowing provisions shall not apply to reverse repurchase agreements. Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Fund will not purchase securities while borrowings are outstanding.

          (10) mortgage, pledge, hypothecate or in any manner transfer (except as provided in (8) above), as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in (9) above, and then such mortgaging, pledging or hypothecating may not exceed 25% of the Fund's total assets, taken at market value at the time thereof. As a matter of operating policy, the Fund will not mortgage, pledge or hypothecate in excess of 10% of total net assets.

          (11) act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

          (12) purchase, either alone or together with any other Fund or Funds, more than 10% of the outstanding securities of an issuer except that such restriction does not apply to U.S. Government or government agency securities, bank money instruments or repurchase agreements.

          (13) invest in securities (except for repurchase agreements or variable amount master notes) with legal or contractual restrictions on resale or for which no readily available market exists or in securities of issuers (other than issuers of government agency securities) having a record, together with predecessors, of less than three years of continuous operation if, regarding all such securities, more than 5% of its total assets (taken at market value) would be invested in such securities.

          (14) enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's total assets (taken at market value at the time of each investment) would be subject to repurchase agreements maturing in more than seven days.

          (15) enter into reverse repurchase agreements if, as a result thereof, the Fund's obligations with respect to reverse repurchase agreements would exceed one-third of the Fund's net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase agreements).

          (16) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, government agency securities or bank money instruments).

RESTRICTIONS APPLICABLE TO EACH OF THE FUNDS (EXCEPT THE DOMESTIC MONEY MARKET FUND AND THE RESERVE ASSETS FUND)

     Under the fundamental investment restrictions, each of the Funds (unless noted otherwise below) may not:

          1. Make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act.(1)

          2. Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).(2)

          3. Make investments for the purpose of exercising control or management.(3)

          4. Purchase or sell real estate, except that the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

          5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and Statement of Additional Information, as they may be amended from time to time.

          6. Issue senior securities to the extent such issuance would violate applicable law.

          7. Borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law.

     The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in the Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

          8. Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

          9. Purchase or sell commodities or contracts on commodities, except to the extent the Fund may do so in accordance with applicable law and the Prospectus and Statement of Additional Information, as

---------------

    (1)The Developing Capital Markets Focus, Global Bond Focus, Global Strategy Focus, Index 500, and Natural Resource Focus Funds are classified as non-diversified investment companies under the Investment Company Act, and therefore this restriction is not applicable to those Funds.

    (2)For purposes of this restriction, states, municipalities and their political subdivisions are not considered to be part of any industry, and utilities will be divided according to their services; for example, gas, gas transmission, electricity, telecommunications and water each will be considered a separate industry for purposes of this restriction. In addition, this restriction will not restrict (i) the Global Utility Focus Fund, under normal circumstances, from investing 65% or more of its total assets in equity and debt securities issued by domestic and foreign companies in the utilities industries (i.e., electricity, telecommunications, gas or water), and (ii) the Natural Resources Focus Fund from investing greater than 25% of its assets in gold-related companies.

    (3)In the case of the Global Growth Focus Fund, investments in wholly-owned investment entities created under the laws of certain countries will not be deemed to be the making of investments for the purpose of exercising control or management.

     they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

     Under the non-fundamental investment restrictions, each of the Funds (unless noted otherwise below) may not:

          a. Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time its shares are owned by another investment company that is part of the same group of investment companies as the Fund.


          b. Engage in short sales of securities or maintain a short position except to the extent permitted by applicable law. The Fund does not currently intend to engage in short sales or maintain a short position, except for short sales "against the box."(4)


          c. Invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Directors has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act and determined to be liquid by the Board of Directors of the Company are not subject to the limitations set forth in this investment restriction.


          d. Invest in warrants if, at the time of acquisition, its investments in warrants, valued at the lower of cost or market value, would exceed 5% of the Fund's total assets; included within such limitation, but not to exceed 2% of the Fund's total assets, are warrants which are not listed on the New York Stock Exchange or American Stock Exchange or a major foreign exchange. For purposes of this restriction, warrants acquired by the Fund in units or attached to securities may be deemed to be without value.(5)



          e. Invest in securities of companies having a record, together with predecessors, of less than three years of continuous operation, except to the extent permitted under applicable law. This restriction shall not apply to mortgage-backed securities, asset-backed securities or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.(6)



          f. Purchase or retain the securities of any issuer, if those individual officers and directors of the Company, the officers and general partner of the Investment Adviser, the directors of such general partner or the officers and directors of any subsidiary thereof each owning beneficially more than one-half of one percent of the securities of such issuer own in the aggregate more than 5% of the securities of such issuer.(7)



          g. Invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or development programs, except that the Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities.
     (8)



          h. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Prospectus and Statement of Additional Information, as they may be amended from time to time.


---------------


   (4)The Global Bond Focus, Global Strategy Focus, International Equity Focus, Global Growth Focus and Natural Resources Focus Funds may maintain short positions in forward currency contracts, options, futures contracts and options on futures contracts.



   (5)This restriction is not applicable to the Global Growth Focus Fund and the Capital Focus Fund.



   (6)This restriction is not applicable to the Global Growth Focus Fund and the Capital Focus Fund.



   (7)This restriction is not applicable to the Global Growth Focus Fund and the Capital Focus Fund.



   (8)This restriction is not applicable to the Global Growth Focus Fund and the Capital Focus Fund.

          i. Notwithstanding fundamental investment restriction number 7 above, borrow amounts in excess of 5% (20% in the case of the Developing Capital Markets Focus and Global Bond Focus Funds 10% in the case of the Global Strategy Focus, Government Bond, International Equity Focus and Natural Resources Focus Funds, and 33 1/3% in the case of the Global Growth Focus
     Fund) of the total assets of the Fund, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares.(9)



          j. Pledge greater than 10% (20% in the case of the Developing Capital Markets Focus Fund) of its total assets, taken at market value at the time of the pledge. For the purpose of this restriction, collateral arrangements with respect to (i) transactions in options, foreign currency contracts, futures contracts and options on futures contracts and (ii) initial and variation margin are not deemed to be a pledge of assets.(10)



          k. Lend its portfolio securities in excess of 20% of its total assets (33 1/3% in the case of the Global Growth Focus Fund), taken at market value at the time of the loan, provided however that the Quality Equity Fund may only make loans to New York Stock Exchange Member firms, other brokerage firms having net capital of at least $10 million and financial institutions, such as registered investment companies, banks and insurance companies, having at least $10 million in capital and surplus.



          l. In the case of the Global Utility Focus Fund only, invest less than 65% of its total assets in equity and debt securities issued by domestic and foreign companies in the utilities industries, except during temporary defensive periods.



          m. In the case of each of the American Balanced Fund, the Basic Value Focus Fund, the Special Value Focus Fund, the High Current Income Fund, the Prime Bond Fund and the Quality Equity Fund, invest in the securities of foreign issuers except that each such Fund (except the American Balanced
     Fund) may invest in securities of foreign issuers if at the time of acquisition no more than 10% (25% in the case of the Quality Equity Fund) of its total assets, taken at market value at the time of the investment, would be invested in such securities. Consistent with the general policy of the Securities and Exchange Commission, the nationality or domicile of an issuer for determination of foreign issuer status may be (i) the country under whose laws the issuer is organized, (ii) the country in which the issuer's securities are principally traded, or (iii) a country in which the issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated. See "Other Portfolio Strategies-Foreign Securities" in the Prospectus.(11)


     In addition, to comply with tax requirements for qualification as a "regulated investment company," each Fund's investments will be limited in a manner such that, at the close of each quarter of each fiscal year, (a) no more than 25% of each Fund's total assets are invested in the securities of a single issuer, and (b) with regard to at least 50% of each Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer. For purposes of this restriction, each Fund will regard each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each public authority which issues securities on behalf of a private entity a separate issuer, except that if the security is backed only by the assets and revenues of a non-governmental entity then the entity with

---------------


   (9)In addition, the American Balanced, Basic Value Focus, Developing Capital Markets Focus, Special Value Focus, Global Strategy Focus, High Current Income, Natural Resources Focus, Prime Bond and Quality Equity Funds will not purchase securities while borrowings are outstanding, except, in the case of the Developing Capital Markets Focus Fund, (a) to honor prior commitments or (b) to exercise subscription rights where outstanding borrowings have been obtained exclusively for settlements of other securities transactions. The Global Bond Focus, Global Utility Focus, International Equity Focus and Global Growth Focus Funds will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.



  (10)The Capital Focus Fund and Global Growth Focus Fund each are permitted to pledge their assets to secure borrowings.



  (11)Notwithstanding this restriction, each of the Prime Bond Fund and the High Current Income Fund may invest up to 25% of its total assets in securities (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock Exchange. [The Board] of Directors continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Board of Directors may adopt guidelines and delegate to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board has determined that securities which are freely tradeable in their primary market offshore should be deemed liquid. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer. These tax-related limitations may be changed by the Board of Directors of each Fund to the extent necessary to comply with changes to the Federal tax requirements.

OVER-THE-COUNTER OPTIONS


     The staff of the Securities and Exchange Commission has taken the position that purchased over-the-counter ("OTC") options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Company has adopted an investment policy pursuant to which it will not purchase or sell OTC options if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by a Fund, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and margin deposits on the Fund's existing OTC options on futures contracts exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are illiquid or are otherwise not readily marketable. However, if an OTC option is sold by a Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of any Fund and may be amended by the Directors of the Company without the approval of the Company's shareholders. However, the Company will not change or modify this policy prior to the change or modification by the Commission staff of its position.


                           MANAGEMENT OF THE COMPANY


     Information about the Directors and executive officers of the Company, their ages and principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and director is P.O. Box 9011, Princeton, New Jersey 08543-9011.



     ARTHUR ZEIKEL (66) -- Director(1)(2) -- Chairman of MLAM and FAM from 1997 to 1999; President of MLAM and FAM from 1977 to 1997; Chairman of Princeton Services from 1997 to 1999 and Director thereof from 1993 to 1999; President of Princeton Services from 1993 to 1997; Executive Vice President of ML&Co. from 1990 to 1999.



     JOE GRILLS (63) -- Director -- P.O. Box 98 Rapidan, VA 22733. Member of the Committee of Investment of Employee Benefit Assets of the Financial Executives Institute ("CIEBA") since 1986, member of CIEBA's Executive Committee since 1988 and its Chairman from 1991 to 1992; Assistant Treasurer of International Business Machines Incorporated ("IBM") and Chief Investment Officer of IBM Retirement Funds from 1986 until 1993; Member of the Investment Advisory Committee of the State of New York Common Retirement Fund; Member of the Investment Advisory Committee of the Howard Hughes Medical Institute; Director, Duke Management Company since 1992 and elected Vice Chairman in May 1998; Director, LaSalle Street Fund since 1995; Director, Hotchkis and Wiley Mutual Funds since 1996; Director, Kimco Realty Corporation since January 1997; Member of the Investment Advisory Committee of the Virginia Retirement System since 1998 and Director, Montpelier Foundation since December 1998.


     WALTER MINTZ (69) -- Director -- 1114 Avenue of the Americas, New York, New York 10036. Special Limited Partner of Cumberland Partners (investment partnership) since 1982.

     MELVIN R. SEIDEN (68) -- Director -- 780 Third Avenue, Suite 2502, New York, New York 10017. Director of Silbanc Properties, Ltd. (real estate, consulting and investments) since 1996 and President thereof since 1987; Chairman and President of Seiden & de Cuevas, Inc. (private investment firm) from 1964 to 1987.

     ROBERT S. SALOMON, JR. (62) -- Director -- 106 Dolphin Cove Quay, Stamford, Connecticut 06902. Principal of STI Management (investment adviser) since 1994; Trustee, the Common Fund since 1980; Chairman and CEO of Salomon Brothers Asset Management from 1992 until 1995; Chairman of Salomon

Brothers equity mutual funds from 1992 until 1995; Monthly columnist with Forbes magazine since 1992; Director of Stock Research and U.S. Equity Strategist at Salomon Brothers from 1975 until 1991.

     STEPHEN B. SWENSRUD (65) -- Director -- 24 Federal Street, Suite 400, Boston, Massachusetts 02110. Chairman of Fernwood Associates (financial consultants) since 1996; Principal, Fernwood Associates (financial consultant) since 1975.


     TERRY K. GLENN (58) -- President and Director(1)(2) -- Executive Vice President of the Investment Adviser and FAM since 1983; Executive Vice President and Director of Princeton Services since 1993; President of the Distributor since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.


     JOSEPH T. MONAGLE, JR. (50) -- Senior Vice President(1)(2) -- Senior Vice President and Department Head of the Global Fixed Income Division of the Investment Adviser and associated therewith since 1977; Senior Vice President of Princeton Services since 1993.

     CHRISTOPHER G. AYOUB (43) -- Senior Vice President(1)(2) -- First Vice President of the Investment Adviser since 1998; Vice President of the Investment Adviser from 1985 to 1997.


     DONALD C. BURKE (38) -- Vice President and Treasurer(1)(2) -- Senior Vice President and Treasurer of FAM; Senior Vice President and Treasurer of Princeton Services; Vice President and Treasurer of PFD; First Vice President of MLAM from 1997 to 1999; Vice President of MLAM from 1990 to 1997.



     CLIVE D. LANG (48) -- Vice President(1) -- First Vice President with MLAM U.K. since 1997 and Senior Quantitative Analyst for the Fund since 1996. Prior to that, various positions with Paregora Asset Management Limited from 1990 to 1997, including Chief Investment Officer (1994 to 1997).



     GRACE PINEDA (43) -- Senior Vice President(1)(2) -- First Vice President since 1997; Vice President of the Investment Adviser since 1989. Prior to joining the Investment Adviser, Ms. Pineda was a portfolio manager with Clemente Capital, Inc.



     KEVIN RENDINO (32) -- Senior Vice President(1)(2) -- First Vice President since 1997; Vice President of the Investment Adviser since December 1993; Senior Research Analyst from 1990 to 1992; Corporate Analyst from 1988 to 1990.



     THOMAS R. ROBINSON (55) -- Senior Vice President(1)(2) -- First Vice President since 1997; Senior Portfolio Manager of the Investment Adviser since November 1995; Manager of International Equity Strategy of ML & Co.'s Global Securities Research and Economics Group from 1989 to 1995.



     JACQUELINE ROGERS (41) -- Vice President(1)(2) -- Vice President of the Investment Adviser since January 1986.



     WALTER D. ROGERS (56) -- Senior Vice President(1)(2) -- First Vice President since 1997; Vice President of the Investment Adviser since 1987; Vice President of Continental Insurance Asset Management from 1984 to 1987.



     HARRY ESCOBAR (53) -- Vice President(1)(2) -- Director (Global Fixed Income) of the Investment Adviser since 1998.



     R. ELISE BAUM (38) -- Vice President(1)(2) -- First Vice President since 1999; Vice President of the Investment Adviser since 1995; Senior Fund Analyst from 1994-1995; Fund Analyst from 1993-1994; Consultant from 1992-1993.



     DANIEL V. SZEMIS (39) -- Senior Vice President(1)(2) -- First Vice President of the Investment Adviser since 1996 -- Portfolio Manager with Prudential Mutual Fund Investment Management Advisors from 1990 to 1996.



     KURT SCHANSINGER (38) -- Vice President(1)(2) -- First Vice President of the Investment Adviser since 1997. Prior to joining the Investment Adviser, Mr. Schansinger spent 12 years with Oppenheimer Capital, where he rose to Senior Vice President.



     LAWRENCE R. FULLER (58) -- Senior Vice President(1)(2) -- First Vice President of the Investment Adviser since 1997.

     ROBERT SHEARER (43) -- Senior Vice President(1)(2) -- First Vice President of the Investment Adviser since January 1998; Vice President from 1997 to 1998; Vice President and Assistant Portfolio Manager at David L. Babson and Company, Incorporated from 1996 to 1997; Vice President/Section Manager at Concert Capital Management from 1993 to 1996.


     ERIC S. MITOFSKY (44) -- Senior Vice President(1)(2) -- First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1992 to 1997; Senior Desk Analyst with Merrill Lynch Program Trading Desk from 1987 to 1992.

     KEVIN J. MCKENNA (42) -- Senior Vice President(1)(2) -- First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1985 to 1997.

     ROBERT F. MURRAY (41) -- Vice President(1)(2) -- Vice President of the Investment Adviser since 1993. Employed by the Investment Adviser since 1989.
---------------
(1) Interested person, as defined in the Investment Company Act of 1940, of the Company.
(2) The Officers of the Company are officers of certain other investment companies for which the Investment Adviser or FAM acts as investment adviser.

     Pursuant to the terms of the Investment Advisory Agreements, the Investment Adviser pays all compensation of officers and employees of the Company as well as the fees of all directors of the Company who are affiliated persons of Merrill Lynch & Co., Inc. or its subsidiaries. The Company pays each Director not affiliated with the Company (each a "non-interested Director") a fee of $5,000 per year plus $1,250 for each quarterly meeting of the Board of Directors attended, $5,000 per year for serving on the Audit Committee of the Board of Directors plus $1,250 for each meeting of the Audit Committee attended if such meeting is held on a day other than a day on which the Board of Directors meets, and reimbursement of out-of-pocket expenses. For the year ended December 31,
1998, such fees and expenses aggregated $          .


     The following table sets forth for the fiscal year ended December 31, 1998 compensation paid by the Company to the non-interested Directors and for the calendar year ended December 31, 1998, the aggregate compensation paid by all investment companies (including the Company) advised by the Investment Adviser and its affiliate, FAM ("MLAM/FAM Advised Funds") to the non-interested
Directors:



                                                         PENSION OR
                                                         RETIREMENT                              TOTAL COMPENSATION
                                      AGGREGATE       BENEFITS ACCRUED         ESTIMATED            FROM COMPANY
                                     COMPENSATION        AS PART OF              ANNUAL             AND MLAM/FAM
                                         FROM              COMPANY           BENEFITS UPON      ADVISED FUNDS PAID TO
NAME OF DIRECTOR                       COMPANY             EXPENSE             RETIREMENT           DIRECTORS(1)
----------------                     ------------    -------------------    ----------------    ---------------------
Walter Mintz(1)....................    $25,500                                                        $178,583
Melvin R. Seiden(1)................     25,500                                                         178,583
Stephen B. Swendsrud(1)............     25,500                                                         195,583
Joe Grills(1)......................     25,500                                                         186,333
Robert S. Salomon, Jr.(1)..........     25,500                                                         178,583


---------------
(1) The Directors serve on the boards of MLAM/FAM Advised Funds as follows: Mr. Grills (22 registered investment companies consisting of 55 portfolios); Mr. Mintz (20 registered investment companies consisting of 41 portfolios); Mr. Salomon (20 registered investment companies consisting of 41 portfolios); Mr. Seiden (20 registered investment companies consisting of 41 portfolios); and Mr. Swensrud (23 registered investment companies consisting of 56 portfolios).

     Mr. Zeikel and the officers of the Company owned on           , 1998 in the
aggregate less than 1% of the outstanding Common Stock of Merrill Lynch & Co., Inc. The Company has an Audit Committee consisting of all of the directors of the Company who are not interested persons of the Company.

CODE OF ETHICS

     The Board of Directors of the Company has adopted a Code of Ethics under Rule 17j-1 of the Act which incorporates the Code of Ethics of the Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

     The Codes require that all employees of the Investment Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Company within periods of trading by the Company in the same (or equivalent) security (15 or 30 days depending upon the transaction).

                        INVESTMENT ADVISORY ARRANGEMENTS


     The Company has entered into seven separate investment advisory agreements (the "Investment Advisory Agreements") relating to the Funds with Merrill Lynch Asset Management, L.P. ("MLAM"), the Investment Adviser (the "Investment Advisor"), a wholly owned subsidiary of Merrill Lynch & Co., Inc. The principal business address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. The Investment Adviser or its affiliate Fund Asset Management, L.P. ("FAM") currently acts as the investment adviser to over 100 other registered investment companies. The Investment Adviser also offers portfolio management and portfolio analysis services to individuals and institutions. As of December 1998, FAM and MLAM had a total of $501 billion in investment company and other portfolio assets under management, including selected accounts of certain affiliates of MLAM.


     While the Investment Adviser is at all times subject to the direction of the Board of Directors of the Company, the Investment Advisory Agreements provide that the Investment Adviser, subject to review by the Board of Directors, is responsible for the actual management of the Funds and has responsibility for making decisions to buy, sell or hold any particular security. The Investment Adviser provides the portfolio managers for the Funds, who consider information from various sources, make the necessary investment decisions and effect transactions accordingly. The Investment Adviser is also obligated to perform certain administrative and management services for the Company (certain of which it may delegate to third parties) and is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Agreements. The Investment Adviser has access to the full range of the securities and economic research facilities of Merrill Lynch.


     The principal executive officers and directors of the Investment Adviser are Jeffery M. Peek, President; Terry K. Glenn, Executive Vice President; Robert
W. Crook, Senior Vice President; Linda L. Federici, Senior Vice President; Vincent R. Giordano, Senior Vice President; Michael J. Hennewinkel, Senior Vice President, General Counsel, Director and Secretary; Philip L. Kirstein, Senior Vice President; Ronald M. Kloss, Senior Vice President; Debra W. Landsman-Yaros, Senior Vice President; Stephen M. M. Miller, Senior Vice President; Joseph T. Monagle, Jr., Senior Vice President; Gregory Upah, Senior Vice President; and Brian A. Murdock, Senior Vice President; Donald C. Burke, Senior Vice President; Michael G. Clark, Senior Vice President and Mark A. DeSario, Senior Vice President.


     Securities held by any Fund may also be held by other funds for which the Investment Adviser or FAM acts as an adviser or by investment advisory clients of the Investment Adviser. Because of different investment objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for any Fund or other funds for which the Investment Adviser or FAM acts as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or FAM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     Advisory Fee. As compensation for its services to the Company and its Funds, the Investment Adviser receives a fee from the Company at the end of each month at an annual rate of 0.75% of the average daily net assets of each of the Special Value Focus Fund, Global Growth Focus Fund, and International Equity Focus Fund, 0.60% of the average daily net assets of the Capital Focus Fund, 0.65% of the average daily net assets of each of the Natural Resources Focus Fund and Global Strategy Focus Fund, 0.55% of the average daily net assets of the American Balanced Fund, 0.50% of the average daily net assets of the Domestic Money Market Fund and Government Bond Fund, 0.60% of the average daily net assets of the Basic Value Focus Fund, Global Bond Focus Fund and Global Utility Focus Fund, 1.00% of the average daily net assets of the Developing Capital Markets Focus Fund, 0.30% of the average daily net assets of the Index 500 Fund and at the following annual rates with respect to the other
Funds:

RESERVE ASSETS FUND

     Portion of average daily value of net assets of the Fund:

                                                              ADVISORY FEE
                                                              ------------
Not exceeding $500 million..................................     0.500%
In excess of $500 million but not exceeding $750 million....     0.425%
In excess of $750 million but not exceeding $1 billion......     0.375%
In excess of $1 billion but not exceeding $1.5 billion......     0.350%
In excess of $1.5 billion but not exceeding $2 billion......     0.325%
In excess of $2 billion but not exceeding $2.5 billion......     0.300%
In excess of $2.5 billion...................................     0.275%

QUALITY EQUITY FUND

     Portion of average daily value of net assets of the Fund:

                                                              ADVISORY FEE
                                                              ------------
Not exceeding $250 million..................................     0.500%
In excess of $250 million but not exceeding $500 million....     0.450%
In excess of $300 million but not exceeding $400 million....     0.425%
In excess of $400 million...................................     0.400%

PRIME BOND FUND AND HIGH CURRENT INCOME FUND

     Portion of aggregate average daily value of net assets of both Funds:

                                                              ADVISORY FEE
                                                        -------------------------
                                                        HIGH CURRENT   PRIME BOND
                                                        INCOME FUND       FUND
                                                        ------------   ----------
Not exceeding $250 million............................      0.55%         0.50%
In excess of $250 million but not exceeding $500
  million.............................................      0.50%         0.45%
In excess of $500 million but not exceeding $750
  million.............................................      0.45%         0.40%
In excess of $750 million.............................      0.40%         0.35%

     These fee rates for the Prime Bond Fund and High Current Income Fund are applied to the average daily net assets of each Fund, with the reduced rates shown below applicable to portions of each Fund to the extent that the aggregate of the average daily net assets of the combined Fund exceed $250 million, $300 million, $400 million and $800 million (each such amount being a "breakpoint level"). The portion of the assets of a Fund to which the rate at each breakpoint level applies will be determined on a "uniform percentage" basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate of the average daily net assets of the combined Fund that falls within that breakpoint level by the aggregate of the average daily net assets of the combined Fund. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.

     The Investment Adviser and Merrill Lynch Life Agency, Inc. ("MLLA") entered into two reimbursement agreements, dated April 30, 1985 and February 11, 1992 and amended effective October 9, 1997 (as so amended, the "Reimbursement Agreements"), that provide that the expenses paid by each Fund (excluding interest, taxes, brokerage fees and commissions and extraordinary charges such as litigation costs, and excluding the distribution fees if any imposed on Class B shares of such Fund) will be limited to 1.25% of its average net assets. Any such expenses in excess of this percentage will be reimbursed to the Fund by the Investment Adviser which, in turn, will be reimbursed by MLLA. The Reimbursement Agreements may be amended or terminated by the parties thereto upon prior written notice to the Company. For the fiscal year ended December 31, 1998, the
Investment Adviser earned fees of           and reimbursed           . For the
fiscal year ended December 31, 1997, the Investment Adviser earned fees of $30,733,366 and reimbursed $217,067 for the Developing Capital Markets Focus Fund, and $78,164 for the Government Bond Fund. For the fiscal year ended December 31, 1996, the Investment Adviser earned fees of $765,718 for the Developing Capital Markets Focus Fund of which $52,388 was voluntarily waived, $297,926 for the Government Bond Fund of which $264,214 was voluntarily waived, and $1,638 for the Index 500 Fund, all of which was voluntarily waived. In addition, the Investment Adviser has also reimbursed the Index 500 Fund $1,651 in additional expenses.


     The Investment Advisory Agreements relating to the Company's Funds, unless earlier terminated as described below, will continue in effect from year to year if approved annually (a) by the Board of Directors of the Company or by a majority of the outstanding shares of the respective Funds, and (b) by a majority of the directors who are not parties to such contracts or interested persons (as defined in the Investment Company Act of 1940) of any such party. The Board of Directors of the Company approved the continuation of the Investment Advisory Agreements relating to all Funds, other than the Capital
Focus Fund and Global Growth Focus Fund, at a meeting held on March   , 1998.
The Board of Directors of the Company approved the Investment Advisory Agreement relating to the Capital Focus Fund and Global Growth Focus Fund at a meeting
held on March   , 1998. The Investment Advisory Agreements are not assignable and may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of the respective Funds.


     The Investment Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with MLAM U.K., an indirect wholly owned subsidiary of ML & Co., and an affiliate of the Investment Adviser, pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to the Funds in an amount to be determined from time to time by the Investment Adviser and MLAM U.K. but in no event in excess of the amount that the Investment Adviser actually receives for providing services to the Funds pursuant to the Investment Advisory Agreement.

     The Investment Adviser has entered into administrative services agreements with certain Insurance Companies, including MLLIC and ML of New York, pursuant to which the Investment Adviser compensates such companies for administrative responsibilities relating to the Company which are performed by such Insurance Companies.

     Payment of Expenses. The Investment Advisory Agreements obligate the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Company connected with investment and economic research, trading and investment management of the Funds, as well as the fees of all directors of the Company who are affiliated persons of Merrill Lynch & Co., Inc. or any of its subsidiaries. Each Fund will pay all other expenses incurred in its operation, including a portion of the Company's general administrative expenses allocated on the basis of the Fund's asset size. Expenses that will be borne directly by the Funds include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering the shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the Custodian and Transfer Agent and other expenses attributable to a particular Fund. Expenses which will be allocated on the basis of size of the respective Funds include directors' fees, legal expenses, state franchise taxes, auditing services, costs of printing proxies and stock certificates, Securities and Exchange Commission fees, accounting costs and other expenses properly payable by the Company and allocable on the basis of size of the respective Funds. Accounting services are provided for the Company by the Investment

Adviser, and the Company reimburses the Investment Adviser for its costs in connection with such services. For the fiscal years ended December 31, 1998, December 31, 1997, and December 31, 1996 the amount of such reimbursement was [ ], $1,157,644 and [ ], respectively. Depending upon the nature of the lawsuit, litigation costs may be directly applicable to the Funds or allocated on the basis of the size of the respective Funds. The Board of Directors has determined that this is an appropriate method of allocation of expenses.

     During the Company's fiscal year ended December 31, 1998, the total operating expenses attributable to the Class A Shares of the Company's Funds (including the advisory fees paid to the Investment Adviser), before any fee waiver or reimbursement of a portion of such expenses, expressed as a percentage of each Fund's average net assets were as follows: [ ]% of the Reserve Asset's Fund's average net assets, [ ]% of the Prime Bond Fund's average net assets, [ ]% of the High Current Income Fund's average net assets, [ ]% of the Quality Equity Fund's average net assets, [ ]% of the Special Value Focus Fund's average net assets, [ ]% of the Index 500 Fund's average net assets, [ ]% of the Natural Resources Focus Fund's average net assets, [ ]% of the American Balanced Fund's average net assets, [ ]% of the Domestic Money Market Fund's average net assets, [ ]% of the Global Strategy Focus Fund's average net assets, [ ]% of the Basic Value Focus Fund's average net assets, [ ]% of the Global Bond Focus Fund's average net assets, [ ]% of the Global Utility Focus Fund's average net assets, [ ]% of the International Equity Focus Fund's average net assets, [ ]% of the Developing Capital Markets Focus Fund's average net assets, [ ]% of the Government Bond Fund's average net assets, [ ]% of the Global Growth Focus Fund's average net assets, [ ]% of the Capital Focus Fund's average net assets .

     During the Company's fiscal year ended December 31, 1998, the total operating expenses attributable to the Class B Shares of the Company's Funds (including the advisory fees paid to the Investment Adviser), before any fee waiver or reimbursement of a portion of such expenses, expressed as a percentage of each Fund's average net assets, were as follows: [ ]% of the Special Value Focus Fund's average net assets, [ ]% of the Basic Value Focus Fund's average net assets, and [ ]% of the Developing Capital Markets Focus Fund's average net assets.

     The Funds have adopted a Distribution Plan (the "Plan") with regards to the Class B Common Stock of each Fund, pursuant to Rule 12b-1 under the Investment Company Act. The Plan permits the Company to pay to each Insurance Company that enters into an agreement with the Company to provide distribution related services to Contract owners, a fee, at the end of each month, of up to 0.15% of the net asset value of the Class B Common Stock of each Fund held by such Insurance Company. Such services include, but are not limited to, (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for existing and prospective Contract owners, (b) services relating to the development, preparation, printing and mailing of Company advertisements, sales literature and other promotional materials describing and/or relating to the Company and including materials intended for use within the Insurance Company, (c) holding seminars and sales meetings designed to promote the distribution of the Class B Shares of the Funds, (d) obtaining information and providing explanations to Contract owners regarding the investment objectives and policies and other information about the Company and its Funds, including the performance of the Funds, (e) training sales personnel regarding the Company and the Funds, (f) compensating sales personnel in connection with the allocation of cash values and premiums of the Separate Accounts of the Insurance Company, (g) providing personal services and/or maintenance of the Separate Accounts with respect to Class B Shares of the Funds attributable to such accounts, and (h) financing any other activity that the Company's Board of Directors determines is primarily intended to result in the sale of Class B Shares.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value of each class of shares of each Fund is determined once daily by the Investment Adviser immediately after the declaration of dividends, if any, and is determined as of fifteen minutes following the close of trading (generally 4:00 p.m., Eastern time) on each day the New York Stock Exchange ("NYSE") is open for business. The NYSE is open on business days other than national holidays and Good Friday. The net asset value per share of each class of shares of a Fund other than the Domestic Money Market and Reserve Assets Funds is computed by dividing the sum of the value of the securities plus any cash or other assets (including interest and dividends accrued) held by such Fund and attributable to such class minus all liabilities (including accrued expenses) attributable to such class by the total number of shares of such class outstanding of that Fund at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

     Except with respect to securities held by the Domestic Money Market and Reserve Assets Funds having a remaining maturity of 60 days or less, securities held by each Fund will be valued as follows: Portfolio securities that are traded on stock exchanges are valued at the last sale price (regular way) as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price for long positions and at the last available ask price for short positions. Long positions in securities traded in the over-the-counter ("OTC") market are valued at the last available bid price in the OTC market prior to the time of valuation, provided however that the Index 500 Fund will value its portfolio holdings which trade on the NASDAQ national market system at the last sale price prior to the time of valuation. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the OTC market. When a Fund writes an option, the amount of the premium received is recorded on the books as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Futures contracts are valued at settlement price at the close of the applicable exchange. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. Securities held by the Domestic Money Market and Reserve Assets Funds with a remaining maturity of 60 days or less are valued on an amortized cost basis, unless particular circumstances dictate otherwise.

     The Company has used pricing services, including Merrill Lynch Securities Pricing(SM)Service ("MLSPS"), to value securities held by the High Current Income and Prime Bond Funds and to value bonds held by other of the Company's Funds. The Board of Directors of the Company has examined the methods used by the pricing services in estimating the value of securities held by the Funds and believes that such methods will reasonably and fairly approximate the price at which those securities may be sold and result in a good faith determination of the fair value of such securities; however, there is no assurance that securities can be sold at the prices at which they are valued. During the fiscal year ended December 31, 1998, American Balanced Fund, Global Strategy Focus Fund, Global Utility Focus Fund, High Current Income Fund, Government Bond Fund, Prime Bond Fund and Global Bond Focus Fund paid MLSPS $[ ], $[ ], $[ ], $[ ], $[ ], $[ ] and $[ ], respectively.

     Since the net investment income of the Domestic Money Market and Reserve Assets Funds (including realized gains and losses on its portfolio securities) is declared as a dividend each time the net income of the Funds are determined (see "Dividends, Distributions and Taxes"), the net asset value per share of the Funds normally remains at $1.00 per share immediately after each such determination and dividend declaration. The Board of Directors of the Company expects that the Domestic Money Market and Reserve Assets Funds will have a positive net income at the time of each determination. If for any reason the net income of either Fund is a negative amount (i.e., net realized and unrealized losses and expenses exceed interest income), that Fund will reduce the number of its outstanding shares. This reduction will be effected by having the Separate Accounts of the Insurance Companies proportionately contribute to the capital of the Fund the necessary shares that represent the amount of the excess upon such determination. It is anticipated that the Insurance Companies will agree to such contribution in these circumstances. Any such contribution will be treated as a negative dividend for purposes of the Net Investment Factor under the Contracts described in the Prospectus for the Contracts. See "Dividends, Distributions and Taxes" for a discussion of the tax effect of such a reduction. This procedure will permit the net asset value per share of the Domestic Money Market and Reserve Assets Funds to be maintained at a constant value of $1.00 per share.

     If in the view of the Board of Directors of the Company it is inadvisable to continue the practice of maintaining the net asset value of the Domestic Money Market and Reserve Assets Funds at $1.00 per share, the Board of Directors of the Company reserves the right to alter the procedure. The Company will notify the Insurance Companies of any such alteration.

     Each of the International Equity Focus Fund, Global Utility Focus Fund, Global Bond Focus Fund, Global Growth Focus Fund, and Developing Capital Markets Focus Fund may invest a substantial portion of its assets in foreign securities which are traded on days on which such Fund's net asset value is not computed. On any such day, shares of such a Fund may not be purchased or redeemed since shares of a Fund may only be purchased or redeemed on days on which the Fund's net asset value is computed.

     Securities held by the Domestic Money Market and Reserve Assets Funds with a remaining maturity of 60 days or less are valued on an amortized cost basis, unless particular circumstances dictate otherwise. Under this method of valuation, the security is initially valued at cost on the date of purchase (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity); and thereafter the Domestic Money Market and Reserve Assets Funds assume a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. For purposes of this method of valuation, the maturity of a variable rate certificate of deposit is deemed to be the next coupon date on which the interest rate is to be adjusted. If, due to the impairment of the creditworthiness of the issuer of a security held by either Fund or to other factors with respect to such security, the fair value of such security is not fairly reflected through the amortized cost method of valuation, such security will be valued at fair value as determined in good faith by the Board of Directors.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     None of the Company's Funds has any obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Directors of the Company, the Investment Adviser is primarily responsible for the Company's portfolio decisions and the placing of the Company's portfolio transactions. In placing orders, it is the policy of each Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transactions and difficulty of execution. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Company will not necessarily be paying the lowest spread or commission available.

     If the securities in which a particular Fund of the Company invests are traded primarily in the over-the-counter market, where possible, the Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own account. On occasions, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of each Fund will primarily consist of brokerage commissions or underwriter or dealer spreads. Under the Investment Company Act of 1940, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of the Company's portfolio securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission. Since over-the-counter transactions are usually principal transactions, affiliated persons of the Company, including Merrill Lynch Government Securities Inc. ("GSI"), Merrill Lynch Money Markets Inc. ("MMI") and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), may not serve as the Company's dealer in connection with such transactions except pursuant to exemptive orders from the Securities and Exchange Commission, such as the one described below. However, affiliated persons of the Company may serve as its broker in over-the-counter transactions conducted on an agency basis, subject to the Company's policy of obtaining best price and execution. The Company may not purchase securities from any underwriting syndicate of which Merrill Lynch is a member except in accordance with rules and regulations under the Investment Company Act of 1940.

     The Securities and Exchange Commission has issued an exemptive order permitting the Company to conduct principal transactions with respect to the Domestic Money Market and Reserve Assets Funds with GSI and MMI in U.S. Government and government agency securities, and certain other money market securities, subject to a number of conditions, including conditions designed to insure that the prices to the Funds available from GSI and MMI are equal to or better than those available from other sources. GSI and MMI have informed the Company that they will in no way, at any time, attempt to influence or control the activities of the Company or the Investment Adviser in placing such principal transactions. The exemptive order allows GSI and MMI to receive a dealer spread on any transaction with the Company no greater than their customary dealer spreads for transactions of the type involved. Certain court decisions have raised questions as to whether investment companies should seek to "recapture" brokerage commissions and underwriting and dealer spreads by effecting their purchases and sales through affiliated entities. In order to effect such an arrangement, the Company would be required to seek an exemption from the Investment Company Act so that it could engage in principal transactions with affiliates. The Board of Directors has considered the possibilities of seeking to recapture spreads for the benefit of the Company and, after reviewing all factors deemed relevant, has made a determination not to seek such recapture at this time. The Board will reconsider this matter from time to time. The Company will take such steps as may be necessary to effect recapture, including the filing of applications for exemption under the Investment Company Act of 1940, if the Directors should determine that recapture is in the best interests of the Company or otherwise required by developments in the law.


     While the Investment Adviser seeks to obtain the most favorable net results in effecting transactions in the Funds' portfolio securities, dealers who provide supplemental investment research of the Investment Adviser may receive orders for transactions by the Funds. Such supplemental research services ordinarily consist of assessments and analysis of the business or prospects of a company, industry or economic sector. If, in the judgment of the Investment Adviser, a particular Fund or Funds will be benefited by such supplemental research services, the Investment Adviser is authorized to pay spreads or commissions to brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreements. The expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Investment Adviser may use such supplemental research in providing investment advice to its other investment advisory accounts. For the fiscal year ended December 31, 1998, the Company paid brokerage commissions of [ ], of which [ ] was paid to Merrill Lynch. For the fiscal year ended December 31, 1997, the Company paid brokerage commissions of $8,344,021, of which $302,843 was paid to Merrill Lynch. For the fiscal year ended December 31, 1996, the Company paid brokerage commissions of $6,656,814 of which $266,405 was paid to Merrill Lynch.


PORTFOLIO TURNOVER

     Each Fund has a different expected rate of portfolio turnover; however, rate of portfolio turnover will not be a limiting factor when management of the Company deems it appropriate to purchase or sell securities for a Fund. Because of the short-term nature of the securities in which the Domestic Money Market and Reserve Assets Funds will invest, and because such Funds' investments will be constantly changing in response to market conditions, no portfolio turnover rate may be accurately stated for the Domestic Money Market and Reserve Assets Funds.

     Below are portfolio turnover rates for each of the Funds, for the fiscal years ended December 31, 1998 and December 31, 1997:

                                                                1998      1997
                                                              --------   ------
American Balanced Fund......................................             136.71%
Basic Value Focus Fund......................................              95.52%
Capital Focus Fund*.........................................
Developing Capital Markets Focus Fund.......................              93.62%
Global Bond Focus Fund .....................................             568.76%
Global Growth Focus Fund*...................................
Global Strategy Focus Fund..................................             108.66%
Global Utility Focus Fund...................................               7.70%
Government Bond Fund........................................             117.65%
High Current Income Fund....................................              53.63%
Index 500 Fund..............................................              36.85%
International Equity Focus Fund.............................             127.96%
Natural Resources Focus Fund ...............................              20.93%
Prime Bond Fund ............................................              89.22%
Quality Equity Fund.........................................             100.08%
Special Value Focus Fund ...................................             147.06%

---------------

* Commencement of operations is June 5, 1998.


                               PURCHASE OF SHARES


     The Company continuously offers shares of Class A Common Stock of each of the Funds and shares of Class B Common Stock of the Basic Value Focus Fund, Developing Capital Markets Focus Fund and the Special Value Focus Fund to the Insurance Companies at prices equal to the respective per share net asset value of the Funds. Princeton Funds Distributor, Inc. (the "Distributor"), a wholly owned subsidiary of the Investment Adviser, acts as the distributor of the shares.


     The Company will offer shares of Class B Stock in each of its other Funds to the Insurance Companies at the per share price of the Class A Common Stock of the corresponding Fund until such time as a share of Class B Common Stock is purchased, and thereafter, the Company will continuously offer shares of Class B Common Stock at prices equal to the respective per share net asset value of the Class B Common Stock of the Funds. The Distributor acts as the distributor of the shares. Net asset value is determined in the manner set forth below under "Additional Information -- Determination of Net Asset Value."

     The Company and the Distributor reserve the right to suspend the sale of shares of each Fund in response to conditions in the securities markets or otherwise.

                              REDEMPTION OF SHARES

     The Company is required to redeem all full and fractional shares of the Funds for cash. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

     The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Securities and Exchange Commission as a result of which disposal of portfolio securities or determination of the net asset value of each

Fund is not reasonably practicable, and for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of each Fund.


                              DIVIDENDS AND TAXES



DIVIDENDS




     It is the Company's intention to distribute substantially all of the net investment income, if any, of each Fund. For dividend purposes, net investment income of each Fund, other than the Company's Domestic Money Market and Reserve Assets Funds, will consist of all payments of dividends or interest received by such Fund less the estimated expenses of such Fund (including fees payable to the Investment Adviser). Net investment income of the Domestic Money Market and Reserve Assets Funds (from the time of the immediate preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and market discount), (ii) plus or minus all realized and unrealized gains (other than realized long-term capital gains) and losses on its portfolio securities, (iii) less the estimated expenses of the respective Fund (including the fees payable to the Investment Adviser) applicable to that dividend period. Dividends on the Domestic Money Market and Reserve Assets Funds are declared daily and reinvested monthly in additional full and fractional shares of such Fund. Dividends from net investment income of the Global Bond Focus, Government Bond, High Current Income and Prime Bond Funds are declared and reinvested monthly in additional full and fractional shares of the respective Funds at net asset value. Dividends from net investment income of the Global Utility Focus Fund are declared and reinvested quarterly in additional full and fractional shares of the Fund. Dividends from net investment income of the American Balanced, Basic Value Focus, Capital Focus, Developing Capital Markets Focus, Special Value Focus, Global Strategy Focus, Global Growth Focus, Index 500, International Equity Focus, National Resources Focus and Quality Equity Funds are declared and reinvested at least annually in additional full and fractional shares of the respective Funds.

     All net realized long-term or short-term capital gains of the Company, if any, other than short-term capital gains of the Domestic Money Market and Reserve Assets Funds, are declared and distributed annually after the close of the Company's fiscal year to the shareholders of the Fund or Funds to which such gains are attributable. Short-term capital gains are taxable as ordinary income.

FEDERAL INCOME TAXES

     Under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund of the Company will be treated as a separate corporation for federal income tax purposes and, thus, each Fund is required to satisfy the qualification requirements under the Code for treatment as a regulated investment company. There will be no offsetting of capital gains and losses among the Funds. Each Fund intends to continue to qualify as a regulated investment company under certain provisions of the Code. Under such provisions, a Fund will not be subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, a Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities and derive less than 30% of its gross income in each taxable year from the gains (without deduction for losses) from the sale or other disposition of stocks, securities, certain options, futures or forward contracts and certain foreign currencies held for less than three months. In addition, the Code requires that each Fund meet certain diversification requirements, including the requirement that not more than 25% of the value of a Fund's total assets be invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer. Each of the Company's Funds, including the Natural Resources Focus Fund, intends to comply with the above-described requirements.


     On occasion, some amount of the dividends of the Domestic Money Market Fund or the Reserve Assets Fund for a fiscal year may constitute a return of capital, in which case such amount would be applied against and reduce the Separate Account's tax basis in shares of such Fund. If such amount were to exceed the Separate Account's tax basis for shares of the Domestic Money Market Fund or the Reserve Assets Fund, the excess would be treated as gain from the sale or exchange of such shares.

     On occasion the net income of the Domestic Money Market Fund or the Reserve Assets Fund may be a negative amount as a result of a net decline in the value of the portfolio securities of the Fund which is in excess of the interest earned. Consequently, the Fund will reduce the number of its outstanding shares to reflect the negative net income. The adjustment may result in gross income to shareholders in excess of the net dividend credited to such shareholders for a period. In such a case, such shareholders' tax basis in the shares of the Domestic Money Market Fund or the Reserve Assets Fund may be adjusted to reflect the difference between taxable income and net dividends actually distributed. Such difference may be realized as a capital loss when the shares are liquidated.

     Dividends paid by the Company from its ordinary income and distributions of the Company's net realized capital gains are includable in the respective Insurance Company's gross income. Distributions of the Company's net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company's tax status. To the extent that income of the Company represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the Prospectus for the Contracts for a description of the respective Insurance Company's tax status and the charges which may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, the Company will send to the Insurance Companies a written notice required by the Code designating the amount and character of any distributions made during such year.


     Certain Funds may invest in securities rated in the medium to lower rating categories of nationally recognized rating organizations, and in unrated securities ("high yield securities"), as described in the Prospectus and in this Statement of Additional Information. Some of these high yield securities may be purchased at a discount and may therefore cause the Fund to accrue and distribute income before amounts due under the obligations are paid. In addition, a portion of the interest payments on such high yield securities may be treated as dividends for Federal income tax purposes; in such case, if the issuer of such high yield securities is a domestic corporation, dividend payments by the Fund will be eligible for the dividends received deduction to the extent of the deemed dividend portion of such interest payments.



     Certain Funds may invest up to 10% of their total assets in securities of closed-end investment companies. If the Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, the Fund will be treated as owning shares in a passive foreign investment company ("PFIC") for U.S. Federal income tax purposes. The Fund may be subject to U.S. Federal income tax, and an additional tax in the nature of interest (the "interest charge"), on a portion of the distributions from such a company and on gain from the disposition of the shares of such a company (collectively referred to as "excess distributions"), even if such excess distributions are paid by the Fund as a dividend to its shareholders. The Fund may be eligible to make an election with respect to certain PFICs in which it owns shares that will allow it to avoid the taxes on excess distributions. However, such election may cause the Fund to recognize income in a particular year in excess of the distributions received from such PFICs. Alternatively, under recent legislation, the Fund could elect to "mark to market" at the end of each taxable year all shares that it holds in PFICs. If it made this election, the Fund would recognize as ordinary income any increase in the value of such shares over their adjusted basis and as ordinary loss any decrease in such value to the extent it did not exceed prior increases. By making the mark-to-market election, the Fund could avoid imposition of the interest charge with respect to distributions from PFICs, but in any particular year might be required to recognize income in excess of the distributions it received from PFICs and its proceeds from dispositions of PFIC stock.



     The Treasury Department has authority to issue regulations concerning the recharacterization of principal and interest payments with respect to debt obligations issued in hyperinflationary currencies, which may include the currencies of certain countries in which the Fund intends to invest. No such regulations have been issued.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Regulations are subject to change by legislative or administrative action, and such change may apply retroactively.

                           DISTRIBUTION ARRANGEMENTS


     The Company has entered into a distribution agreement (the "Distribution Agreement") with Merrill Lynch Funds Distributor, Inc. with respect to the sale of the Company's shares, other than shares of the Class A Common Stock and Class B Common Stock of the Global Growth Fund and the Capital Focus Fund, to the Distributor for resale to Insurance Companies' accounts. Such shares will be sold at their respective net asset values and therefore will involve no sales charge. The Distributor is a wholly owned subsidiary of the Investment Adviser. The continuation of the Distribution Agreement was approved by the Company's
Board of Directors at a meeting held on March   , 1998.


     The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Investment Advisory Agreements described above.

                                PERFORMANCE DATA

     From time to time the average annual total return and other total return data, as well as yield, of one or more of the Company's Funds may be included in advertisements or information furnished to present or prospective Contract Owners. Total return and yield figures are based on the Fund's historical performance and are not intended to indicate future performance. Average annual total return and yield are determined in accordance with formulas specified by the Securities and Exchange Commission. In connection with its reorganization on December 6, 1996, the Global Bond Focus Fund (i) acquired substantially all of the assets and assumed substantially all the liabilities of the International Bond Fund, a separate Fund of the Company, (ii) implemented a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and (iii) changed its name from the World Income Focus Fund to its current name. For the period from the commencement of the World Income Focus Fund's operations through its reorganization on December 6, 1996, the portfolio of the Fund included debt securities rated below investment grade (i.e., junk bonds). On December 6, 1996, the Government Bond Fund (i) implemented a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (ii) changed its name from the Intermediate Government Bond Fund to its current name. For the period from the commencement of the Fund's operations through December 6, 1996, the portfolio of the Intermediate Government Bond Fund consisted primarily of intermediate-term debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with a maximum maturity not to exceed fifteen years. As a result of the foregoing changes in the investment objective of each of the Global Bond Focus Fund and the Government Bond Fund, the performance information set forth herein and in the Prospectus for the period prior to December 6, 1996 may not be indicative of future performance of each Fund.

     Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

     Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield to maturity of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the offering price per share on the last day of the period. Because no shares of Class B Common Stock of the Prime Bond Fund, the High Current Income Fund, the Global Bond Focus Fund and the Government Bond Fund were in issue prior to December 31, 1997, the yield information below relates to Class A Common Stock
only. The yield for the 30-day period ending December 31, 1998 was      % for
the Prime Bond Fund,      % for the High Current Income Fund,      % for the
Global Bond Focus Fund and      % for the Government Bond Fund.


     Total return and yield figures are based on the Fund's historical performance and are not intended to indicate future performance. The Fund's total return and yield will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The yield and total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Separate Account level which, if included, would decrease the yield.

     On occasion, one or more of the Company's Funds may compare its performance to that of the S&P 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, or performance data published by Lipper Analytical Services, Inc., or Variable Annuity Research Data Service or contained in publications such as Morningstar Publications, Inc., Chase Investment Performance Digest, Money Magazine, U.S. News & World Report, Business Week, Financial Services Weekly, Kiplinger Personal Finances, CDA Investment Technology, Inc., Forbes Magazine, Fortune Magazine, Wall Street Journal, USA Today, Barrons, Strategic Insight, Donaghues, Investors Business Daily and Ibbotson Associates. As with other performance data, performance comparisons should not be considered indicative of the Fund's relative performance for any future period.

     The Reserve Assets Fund and the Domestic Money Market Fund normally compute annualized yield by determining the net change for a seven-day base period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365 and then dividing by seven. Under this calculation, the yield does not reflect realized and unrealized gains and losses on portfolio securities. The Funds may also include its yield in advertisements, calculated in the same manner as set forth above but including realized and unrealized gains and losses. The Securities and Exchange Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return by dividing the base period by seven, adding one to the quotient, raising the sum to the 365th power, and subtracting one from the result. This compounded yield calculation also excludes realized or unrealized gains or losses on portfolio securities.

     Set forth below is average annual total return information for the shares of each of the Company's Funds, other than the Reserve Assets Fund and Domestic Money Market Fund. The total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Separate Account level which, if included, would decrease total return.

                          AVERAGE ANNUAL TOTAL RETURN


                                                                                     REDEEMABLE VALUE
                                                                EXPRESSED AS A       OF A HYPOTHETICAL
                                                             PERCENTAGE BASED ON A   $1,000 INVESTMENT
                AVERAGE ANNUAL TOTAL RETURN                   HYPOTHETICAL $1,000    AT THE END OF THE
                    FOR CLASS A SHARES                            INVESTMENT              PERIOD
                ---------------------------                  ---------------------   -----------------
PRIME BOND FUND:
One Year Ended December 31, 1998...........................
Five Years Ended December 31, 1998.........................
Ten Years Ended December 31, 1998..........................
HIGH CURRENT INCOME FUND:
One Year Ended December 31, 1998...........................
Five Years Ended December 31, 1998.........................
Ten Years Ended December 31, 1998..........................
QUALITY EQUITY FUND:
One Year Ended December 31, 1998...........................
Five Years Ended December 31, 1998.........................
Ten Years Ended December 31, 1998..........................
SPECIAL VALUE FOCUS FUND:
One Year Ended December 31, 1998...........................
Five Years Ended December 31, 1998.........................
Ten Years Ended December 31, 1998..........................
INDEX 500 FUND:
One Year Ended December 31, 1998...........................
Inception* Through December 31, 1998.......................
NATURAL RESOURCES FOCUS FUND:
One Year Ended December 31, 1998...........................
Five Years Ended December 31, 1998.........................
Inception* Through December 31, 1998.......................
AMERICAN BALANCED FUND:
One Year Ended December 31, 1998...........................
Five Years Ended December 31, 1998.........................
Ten years Ended December 31, 1998..........................
GLOBAL STRATEGY FOCUS FUND:
One Year Ended December 31, 1998...........................
Five Years Ended December 31, 1998.........................
Inception* Through December 31, 1998.......................
BASIC VALUE FOCUS FUND:
One Year Ended December 31, 1998...........................
Five Years Ended December 31, 1998.........................
Inception* Through December 31, 1998.......................
GLOBAL BOND FOCUS FUND:
One Year Ended December 31, 1998...........................
Five Years Ended December 31, 1998.........................
Inception* Through December 31, 1998.......................

                                                                                     REDEEMABLE VALUE
                                                                EXPRESSED AS A       OF A HYPOTHETICAL
                                                             PERCENTAGE BASED ON A   $1,000 INVESTMENT
                AVERAGE ANNUAL TOTAL RETURN                   HYPOTHETICAL $1,000    AT THE END OF THE
                    FOR CLASS A SHARES                            INVESTMENT              PERIOD
                ---------------------------                  ---------------------   -----------------
GLOBAL UTILITY FOCUS FUND:
One Year Ended December 31, 1998...........................
Five Years Ended December 31, 1998.........................
Inception* Through December 31, 1998.......................
INTERNATIONAL EQUITY FOCUS FUND:
One Year Ended December 31, 1998...........................
Five Years Ended December 31, 1998.........................
Inception* Through December 31, 1998.......................
DEVELOPING CAPITAL MARKETS FOCUS FUND:
One Year Ended December 31, 1998...........................
Inception* Through December 31, 1998.......................
GOVERNMENT BOND FUND:
One Year Ended December 31, 1998...........................
Inception* Through December 31, 1998.......................
CAPITAL FOCUS FUND
Inception* Through December 31, 1998.......................
GLOBAL GROWTH FOCUS FUND
Inception* Through December 31, 1998.......................



                                                                                     REDEEMABLE VALUE
                                                                EXPRESSED AS A       OF A HYPOTHETICAL
                                                             PERCENTAGE BASED ON A   $1,000 INVESTMENT
                AVERAGE ANNUAL TOTAL RETURN                   HYPOTHETICAL $1,000    AT THE END OF THE
                    FOR CLASS B SHARES                            INVESTMENT              PERIOD
                ---------------------------                  ---------------------   -----------------
SPECIAL VALUE FOCUS FUND
One Year Ended December 31, 1998...........................
Inception* Through December 31, 1998.......................
BASIC VALUE FOCUS FUND:
One Year Ended December 31, 1998...........................
Inception* Through December 31, 1998.......................
DEVELOPING CAPITAL MARKETS FOCUS FUND:
One Year Ended December 31, 1998...........................
Inception* Through December 31, 1998.......................


---------------
* Inception for the Class A Common Stock of the Global Strategy Focus Fund is February 28, 1992; Basic Value Focus Fund is July 1, 1993; Global Bond Focus Fund is July 1, 1993; Global Utility Focus Fund is July 1, 1993; International Equity Focus Fund is July 1, 1993; Developing Capital Markets Focus Fund is May 2, 1994; Government Bond Fund is May 2, 1994; Index 500 Fund is December
  13, 1996; Capital Focus Fund is           ; and Global Growth Focus Fund is
            . Inception for the Class B Common Stock of the Basic Value Focus Fund is November 3, 1997; Developing Capital Markets Focus Fund is November 3, 1997; and Special Value Focus Fund is October 23, 1997.

                             ADDITIONAL INFORMATION

     Under a separate agreement Merrill Lynch has granted the Company the right to use the "Merrill Lynch" name and has reserved the right to withdraw its consent to the use of such name by the Company at any time, or to grant the use of such name to any other company, and the Company has granted Merrill Lynch, under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by Merrill Lynch.

ORGANIZATION OF THE COMPANY

     The Company was incorporated on October 16, 1981, and operations of its Reserve Assets Fund commenced on November 12, 1981. Operations of the Prime Bond, High Current Income, Quality Equity and Special Value Focus Funds commenced on April 20, 1982. The Natural Resources Focus Fund and the American Balanced Fund commenced operations on June 1, 1988 and June 1, 1988, respectively. The Domestic Money Market Fund and the Global Strategy Focus Fund commenced operations on February 20 and February 28, 1992, respectively. The Basic Value Focus, Global Bond Focus, Global Utility Focus and International Equity Focus Funds commenced operations on July 1, 1993. The Developing Capital Markets Focus Fund and Government Bond Fund commenced operations on May 2, 1994. The Index 500 Fund commenced operations on December 13, 1996.

     The Global Growth Focus Fund and the Capital Focus Fund are expected to commence operations on or about June 5, 1998. The authorized capital stock of the Company consists of 3,600,000,000 shares of Class A Common Stock, par value $0.10 per share, and 3,600,000,000 shares of Class B Common Stock, par value $0.10 per share. The shares of Class A and Class B Common Stock are each divided into eighteen classes designated Merrill Lynch American Balanced Fund Common Stock, Merrill Lynch Basic Value Focus Fund Common Stock, Merrill Lynch Capital Focus Fund Common Stock, Merrill Lynch Developing Capital Markets Focus Fund Common Stock, Merrill Lynch Domestic Money Market Fund Common Stock, Merrill Lynch Special Value Focus Fund Common Stock, Merrill Lynch Global Bond Focus Fund Common Stock, Merrill Lynch Global Strategy Focus Fund Common Stock, Merrill Lynch Global Utility Focus Fund Common Stock, Merrill Lynch Global Growth Focus Fund Common Stock, Merrill Lynch Government Bond Fund Common Stock, Merrill Lynch High Current Income Fund Common Stock, Merrill Lynch Index 500 Common Stock, Merrill Lynch International Equity Focus Fund Common Stock, Merrill Lynch Natural Resources Focus Fund Common Stock, Merrill Lynch Prime Bond Fund Common Stock, Merrill Lynch Quality Equity Fund Common Stock and Merrill Lynch Reserve Assets Fund Common Stock, respectively. The Company may, from time to time, at the sole discretion of its Board of Directors and without the need to obtain the approval of its shareholders or of Contract owners, offer and sell shares of one or more of such classes. Each class consists of 100,000,000 Class A shares and 100,000,000 Class B shares except for Domestic Money Market Fund Common Stock which consists of 1,300,000,000 Class A shares and 1,300,000,000 Class B shares, Reserve Assets Fund Common Stock which consists of 500,000,000 Class A shares and 500,000,000 Class B shares and Global Bond Focus Fund Common Stock and Global Strategy Focus Fund Common Stock, each of which consists of 200,000,000 Class A shares and 200,000,000 Class B shares. All shares of Common Stock have equal voting rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. Pursuant to the Investment Company Act of 1940 and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Company may not be binding on a class whose shareholders have not approved such matter. Each issued and outstanding share of a class is entitled to one vote and to participate equally in dividends and distributions declared with respect to such class and in net assets of such class upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each class, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Holders of shares of any class are entitled to redeem their shares as set forth under "Redemption of Shares." Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Company voting for the election of directors can elect all of the directors of the Company if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors. The Company does not intend to hold meetings of shareholders unless under the Investment Company Act of 1940 shareholders are required to act on any of the following matters: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) ratification of the selection of independent accountants.

     Family Life purchased $1,000 worth of shares of each of the Natural Resources Focus Fund and the American Balanced Fund on April 29, 1988 and $1,999,000 worth of shares of each such Fund on May 27, 1988. Family Life also provided the initial capitalization for each of the Company's other Funds other than the Funds named below for which MLLIC provided the initial capitalization. MLLIC purchased $100 worth of shares of each of the Domestic Money Market and Global Strategy Focus Funds on February 6, 1992, $2,000,000 worth of shares of the Domestic Money Market Fund on February 20, 1992, $2,000,000 worth of shares of the Global Strategy Focus Fund on February 28, 1992 and $100 worth of shares of each of the Basic Value Focus, Global Bond Focus, Global Utility Focus and International Equity Focus Funds on June 28, 1993. MLLIC purchased, on July 1, 1993, $8,000,000 worth of shares of each of the Global Bond Focus Fund and International Equity Focus Fund and $2,000,000 worth of shares of each of the Basic Value Focus Fund and the Global Utility Focus Fund. MLLIC purchased, on May 2, 1994, $8,000,000 worth of shares of the Developing Capital Markets Focus Fund and, on May 16, 1994, $2,000,000 worth of shares of the Government Bond Fund. On December 13, 1996, MLLIC purchased $10,000,000 worth of shares of the Index 500 Fund. On April 16, 1998, MLLIC purchased $1,000 worth of shares of the Global Growth Focus Fund and $1,000 worth of shares of the Capital Focus Fund.

     In connection with a reorganization on December 6, 1996 conducted by the Company with respect to certain of its Funds, the Company, with the approval of the affected shareholders of the Funds, caused (i) Global Bond Focus Fund (a) to acquire substantially all of the assets and assume substantially all the liabilities of the International Bond Fund, a separate Fund of the Company, (b) to implement a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and
(c) to change its name from the World Income Focus Fund to its current name;
(ii) the Government Bond Fund (x) to implement a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (y) to change its name from the Intermediate Government Bond Fund to its current name; and (iii) the Global Strategy Focus Fund to acquire substantially all of the assets and assume substantially all the liabilities of the Flexible Strategy Fund, a separate Fund of the Company.

INDEPENDENT AUDITORS


     Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, has been selected as the independent auditors of the Company. The selection of independent auditors is subject to annual ratification by the Company's shareholders.


CUSTODIAN


     The Bank of New York, 110 Washington Street, New York, New York 10286, acts as Custodian of the Company's assets, except that Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian for assets of the Company's Developing Capital Markets Focus Fund.


TRANSFER AND DIVIDEND DISBURSING AGENT


     Financial Data Services, Inc. ("FDS"), which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company's Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. FDS will receive an annual fee of $5,000 per Fund and will be entitled to reimbursement of out-of-pocket expenses.


LEGAL COUNSEL

     Rogers & Wells LLP, New York, New York, is counsel for the Company.

REPORTS TO SHAREHOLDERS

     The fiscal year of the Company ends on December 31 of each year. The Company will send to its shareholders at least semi-annually reports showing the Funds' portfolio securities and other information. An annual report containing financial statements, audited by independent auditors, will be sent to shareholders each year.

ADDITIONAL INFORMATION

     This Prospectus does not contain all of the information included in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission.


     The Statement of Additional Information, dated April   , 1999, which forms
a part of the Registration Statement, is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained without charge as provided on the cover page of this Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.


YEAR 2000 ISSUES

     Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Company could be adversely affected if the computer systems used by the Investment Adviser or other Company service providers do not properly address this problem prior to January 1, 2000. The Investment Adviser has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. Currently, the Investment Adviser does not anticipate that the transition to the 21st century will have any material impact on its ability to continue to service the Company at current levels. In addition, the Investment Adviser has sought assurances from the Company's other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and the Investment Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the Company's other service providers have anticipated every step necessary to avoid any adverse effect on the Company attributable to the Year 2000 Problem.

                              FINANCIAL STATEMENTS


     The Company's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1998 annual report to shareholders. You may request a copy of the annual report at no charge by calling (609) 282-2800.

                                    ANNEX A

        DESCRIPTION OF TEMPORARY INVESTMENTS AND CORPORATE BOND RATINGS

U.S. GOVERNMENT SECURITIES

     The Domestic Money Market Fund, Reserve Assets Fund, Capital Focus Fund and the Government Bond Fund (and, for temporary or defensive purposes, each other
Fund) may invest in the various types of marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

GOVERNMENT AGENCY SECURITIES

     The Domestic Money Market Fund, Reserve Assets Fund, Capital Focus Fund and the Government Bond Fund (and, for temporary or defensive purposes, each other
Fund) may invest in government agency securities, which are debt securities issued by government sponsored enterprises, federal agencies and international institutions. Such securities are not direct obligations of the Treasury but involve government sponsorship or guarantees by government agencies or enterprises. The Funds may invest in all types of government agency securities currently outstanding or to be issued in the future.

DEPOSITARY INSTITUTIONS MONEY INSTRUMENTS


     The Domestic Money Market Fund, Reserve Assets Fund and Capital Focus Fund (and, for temporary or defensive purposes, each other Fund) may invest in depositary institutions money instruments, such as certificates of deposit, including variable rate certificates of deposit, bankers' acceptances, time deposits and bank notes. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks, savings banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals ("coupon dates"), based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Often, dealers selling variable rate certificates of deposit to the Funds agree to repurchase such instruments, at the Funds' option, at par on the coupon dates. The dealers' obligations to repurchase these instruments are subject to conditions imposed by the various dealers; such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. The Funds are also able to sell variable rate certificates of deposit in the secondary market. Variable rate certificates of deposit normally carry a higher interest rate than comparable fixed rate certificates of deposit because variable rate certificates of deposit generally have a longer stated maturity than comparable fixed rate certificates of deposit. As a matter of policy, the Domestic Money Market Fund will invest only in these types of instruments issued/guaranteed by U.S. issuers.


     A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

     The Reserve Assets Fund and Capital Focus Fund (and, for temporary or defensive purposes, the Natural Resources Focus Fund, Global Strategy Focus Fund, Global Bond Focus Fund, Global Utility Focus Fund, International Equity Focus Fund, Developing Capital Markets Focus Fund and the Quality Equity Fund) may invest in certificates of deposit and bankers' acceptances issued by foreign branches or subsidiaries of U.S. banks ("Eurodollar" obligations) or U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations). The Fund may invest only in Eurodollar obligations which by their terms are general obligations of the U.S. parent bank and meet the other criteria discussed below. Yankeedollar obligations in which the Fund may invest must be issued by U.S. branches or subsidiaries of foreign banks which are subject to state or federal banking regulations in the U.S. and by their terms must be general obligations of the foreign parent. In addition, the Fund will limit its investments in Yankeedollar obligations to obligations issued by banking institutions with more than $1 billion in assets.

     The Reserve Assets Fund and Capital Focus Fund (and, for temporary or defensive purposes, the Natural Resources Focus Fund, Global Strategy Focus Fund, Global Bond Focus Fund, Global Utility Focus Fund, International Equity Focus Fund, Developing Capital Markets Focus Fund and the Quality Equity Fund) may also invest in U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as certificates of deposit, bankers' acceptances, time deposits and deposit notes. The obligations of such foreign branches and subsidiaries may be the general obligation of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Such investments will only be made if determined to be of comparable quality to other investments permissible for the Reserve Assets Fund. The Reserve Assets Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in these obligations.

     Except as otherwise provided above with respect to investment in Yankeedollar and other foreign bank obligations no Fund may invest in any bank money instrument issued by a commercial bank or a savings and loan association unless the bank or association is organized and operating in the United States, has total assets of at least $1 billion and its deposits are insured by the Federal Deposit Insurance Corporation (the "FDIC"); provided that this limitation shall not prohibit the investment of up to 10% of the total assets of a Fund (taken at market value at the time of each investment) in certificates of deposit issued by banks and savings and loan associations with assets of less than $1 billion if the principal amount of each such certificate of deposit is fully insured by the FDIC.

SHORT-TERM DEBT INSTRUMENTS

     The Domestic Money Market Fund, Reserve Assets Fund and Capital Focus Fund (and, for temporary or defensive purposes, each other Fund) may invest in commercial paper (including variable amount master demand notes and insurance company funding agreements), which refers to short-term, unsecured promissory notes issued by corporations, partnerships, trusts and other entities to finance short-term credit needs and by trusts issuing asset-backed commercial paper. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender may not sell or otherwise transfer the note without the borrower's consent. Such notes provide that the interest rate on the amount outstanding is adjusted periodically, typically on a daily basis, in accordance with a stated short-term interest rate benchmark. Because the interest rate of a variable amount master note is adjusted no less often than every 60 days and since repayment of the note may be demanded at any time, the Investment Adviser values such a note in accordance with the amortized cost basis described under "Determination of Net Asset Value" in the Statement of Additional Information.

     The Domestic Money Market Fund and Reserve Assets Fund may also invest in nonconvertible debt securities issued by entities or asset-backed nonconvertible debt securities issued by trusts (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at date of settlement. Short-term debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities. For a discussion of the ratings requirements of the Funds' portfolio securities, see "Portfolio Restrictions" in the Prospectuses to the Domestic Money Market Fund and Reserve Assets Fund.

     The Reserve Assets Fund and Capital Focus Fund (and, for temporary or defensive purposes, the Natural Resources Focus Fund, Global Strategy Focus Fund, Global Bond Focus Fund, Global Utility Focus Fund, International Equity Focus Fund and Developing Capital Markets Focus Fund) may also invest in U.S.

dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in the Statement of Additional Information in connection with investments in Eurodollar, Yankeedollar and foreign bank obligations.

REPURCHASE AGREEMENTS

     Repurchase Agreements; Purchase and Sale Contracts. Each Fund may invest in securities pursuant to repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees, upon entering into the contract with the Fund, to repurchase a security (typically a security issued or guaranteed by the U.S. government) at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed yield for the Fund insulated from fluctuations in the market value of the underlying security during such period, although, to the extent the repurchase agreement is not denominated in U.S. dollars, the Fund's return may be affected by currency fluctuations. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System, a primary dealer in U.S. government securities or an affiliate thereof. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts, unlike repurchase agreements, allocate interest on the underlying security to the purchaser during the term of the agreement and generally do not require the seller to provide additional securities in the event of a decline in the market value of the purchased security during the term of the agreement. If the seller were to default on its obligation to repurchase a security under a repurchase agreement or purchase and sale contract and the market value of the underlying security at such time was less than the Fund had paid to the seller, the Fund would realize a loss. Repurchase agreements maturing in more than seven days will be considered "illiquid securities." The Domestic Money Markets and Reserve Assets Funds will not enter into repurchase agreements maturing in more than 30 days.

     Reverse Repurchase Agreements. The Domestic Money Market and Reserve Assets Funds may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Funds, with an agreement to repurchase the securities at an agreed upon price, date, and interest payment. The Funds will use the proceeds of the reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Funds will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. A separate account of the applicable Fund will be established with the Custodian consisting of cash or liquid securities having a market value at all times at least equal in value to the proceeds received on any sale subject to repurchase plus accrued interest.

DESCRIPTION OF CORPORATE BOND RATINGS

     Moody's Investors Service, Inc. ("Moody's"):


Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured.
       Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded both during good and bad times over the future Uncertainty of position characterizes bonds in this class.
B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any period of time may be small.
Caa Bonds which are rated Caa are of poor standing. Such issues maybe in default or there may be present elements of danger with respect to principal or interest.
Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.
C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Standard & Poor's Ratings Services ("Standard & Poor's"):

AAA This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.


BBB Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.



BB--B--CCC--CC  Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


NR      Not rated by the indicated rating agency.


     Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                           PART C. OTHER INFORMATION

ITEM 23. EXHIBITS.

EXHIBIT
NUMBER                           DESCRIPTION
-------                          -----------
     1(a) -- Articles of Incorporation of Registrant(a)
     1(b) -- Form of Articles Supplementary of Registrant(b)
     1(c) -- Form of Articles of Amendment of Registrant(c)
     1(d) -- Form of Articles Supplementary of Registrant(d)
     1(e) -- Form of Articles Supplementary of Registrant(e)
     1(f) -- Form of Articles Supplementary of Registrant(f)
     1(g) -- Articles Supplementary to Registrant's Articles of
            Incorporation relating to the redesignation of shares of
            common stock as Merrill Lynch Basic Value Focus Fund
            Common Stock, Merrill Lynch World Income Focus Fund
            Common Stock, Merrill Lynch Global Utility Focus Fund
            Common Stock and Merrill Lynch International Equity Focus
            Fund Common Stock(s)
     1(h) -- Articles Supplementary to Registrant's Articles of
            Incorporation relating to the designation of shares of
            common stock as Merrill Lynch Developing Capital Markets
            Focus Fund Common Stock, Merrill Lynch International Bond
            Fund Common Stock and Merrill Lynch Intermediate
            Government Bond Fund Common Stock(u)
     1(i) -- Articles Supplementary to Registrant's Articles of
            Incorporation relating to the designation of shares of
            common stock as Merrill Lynch Index 500 Fund Common
            Stock(w)
     1(j) -- Form of Articles of Amendment to Registrant's Articles of
            Incorporation relating to the reclassification of Merrill
            Lynch Flexible Strategy Fund Common Stock as Merrill
            Lynch Global Strategy Focus Fund Common Stock, the
            reclassification of the Merrill Lynch International Bond
            Fund Common Stock as Merrill Lynch World Income Focus
            Fund Common Stock, the change in name of the class of
            shares of common stock designated as Merrill Lynch
            Intermediate Government Bond Fund to Merrill Lynch
            Government Bond Fund, and the change in the name of the
            class of shares of common stock designated as Merrill
            Lynch World Income Focus Fund to Merrill Lynch Global
            Bond Focus Fund(x)
     1(k) -- Form of Articles of Amendment to Registrant's Articles of
            Incorporation relating to designation of Class A and
            Class B shares(z)
     1(l) -- Form of Articles of Amendment redesignating the Class A and Class B Shares of the Equity Growth Fund as Class A
            and Class B Shares of the Special Value Focus Fund(dd)
     1(m) -- Form of Articles Supplementary to Registrant's Articles
            of Incorporation relating to the designation of shares of
            common stock as Merrill Lynch Global Growth Focus Fund
            Common Stock and Merrill Lynch Capital Focus Fund(ff)*
     2   -- By-Laws of Registrant, as amended(g)
     3   -- None
     4   -- Specimen certificate for shares of common stock of
            Registrant(h)
     5(a) -- Investment Advisory Agreement for Merrill Lynch Reserve
            Assets Fund(i)
     5(b) -- Investment Advisory Agreement for the Merrill Lynch Prime
            Bond Fund, Merrill Lynch High Current Income Fund,
            Merrill Lynch Quality Equity Fund and Merrill Lynch
            Special Value Focus Fund(j)
     5(c) -- Form of Investment Advisory Agreement for Merrill Lynch
            Index 500 Fund(y)
     5(d) -- Form of Investment Advisory Agreement for Merrill Lynch
            Natural Resources Focus Fund and Merrill Lynch American
            Balanced Fund(l)
     5(e) -- Form of Investment Advisory Agreement for Merrill Lynch
            Domestic Money Market Fund and Merrill Lynch Global
            Strategy Focus Fund(m)
     5(f) -- Form of Investment Advisory Agreement for Merrill Lynch
            Basic Value Focus Fund, Merrill Lynch Global Bond Focus
            Fund, Merrill Lynch Global Utility Focus Fund and Merrill
            Lynch International Equity Focus Fund(t)
     5(g) -- Form of Investment Advisory Agreement for Merrill Lynch
            Developing Capital Markets Focus Fund and Merrill Lynch
            Government Bond Fund(u)
     5(h) -- Form of Sub-Advisory Agreement between Merrill Lynch
            Asset Management L.P. and Merrill Lynch Asset Management
            U.K. Limited

EXHIBIT
NUMBER                           DESCRIPTION
-------                          -----------
     5(i) --Form of Investment Advisory Agreement for Merrill Lynch
            Global Growth Focus Fund and Merrill Lynch Capital Focus
            Fund(ee)
     6(a) --Form of Distribution Agreement(n)
     6(b) --Form of Distribution Agreement relating to the Class B shares(aa)
     7    --None
     8(a) --Form of Custodian Agreement(o)
     8(b) --Form of Custodian Agreement with Brown Brothers Harriman
            & Co.(bb)
     9(a) --Form of Transfer Agency, and Dividend Disbursing
            Agreement(p)
     9(b) --Form of Agreement relating to the use of the "Merrill
            Lynch" name(q)
    10    --Opinion of Counsel (filed with Rule 24 Fund's-2 Notice)
    11    --Consent of Deloitte & Touche LLP*
    12    --None
    13    --None
    14    --None
    15    --Form of Distribution Plan relating to Class B shares(cc)
    16    --Calculation of Performance Data(r)
    24    --Power of Attorney for Robert S. Salomon, Jr.(v)
    27    --Financial Data Schedules*


---------------
 (a) Incorporated by reference to Exhibit 1 to the Registrant's Registration Statement on Form N-1A (the "Registration Statement").

 (b) Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement.

 (c) Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 7 to the Registration Statement.

 (d) Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 10 to the Registration Statement.

 (e) Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 12 to the Registration Statement.

 (f) Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 16 to the Registration Statement ("Post-Effective Amendment No. 16").

 (g) Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 11 to the Registration Statement ("Post-Effective Amendment No. 11").

 (h) Incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement ("Post-Effective Amendment No. 4").

 (i) Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 8 to the Registration Statement ("Post-Effective Amendment No. 8").

 (j) Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No.
     8.

 (k) Incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 24 to Registrant's Registration Statement ("Post-Effective Amendment No. 24").

 (l) Incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No.
     11.

 (m) Incorporated by reference to Exhibit 5(e) to Post-Effective Amendment No.
     16.

 (n) Incorporated by reference to Exhibit 6(a) to Amendment No. 1 to Registrant's Registration Statement ("Amendment No. 1").

 (o) Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 4 to the Registration Statement.

 (p) Incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 4 to the Registration Statement.

 (q) Incorporated by reference to Exhibit 9(b) to Amendment No. 1 to the Registration Statement.

 (r) Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 13 to the Registration Statement.

 (s) Incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 20 to the Registration Statement.

 (t) Incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 20 to the Registration Statement.

 (u) Incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 21 to the Registration Statement.

 (v)  Incorporated by reference to Exhibit 24 to Post-Effective Amendment No.
      24.

 (w) Incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 26 to the Registration Statement.

 (x) Incorporated by reference to Exhibit 1(j) to Post-Effective Amendment No. 26 to the Registration Statement.

 (y) Incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 26 to the Registration Statement.

 (z) Incorporated by reference to Exhibit 1(k) to Post-Effective Amendment No. 27 to the Registration Statement.

 (aa) Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 27 to the Registration Statement.

 (bb) Incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 27 to the Registration Statement.

 (cc) Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 27 to the Registration Statement.

 (dd) Incorporated by reference to Exhibit 1(l) to Post-Effective Amendment No. 28 to the Registration Statement.

 (ee) Incorporated by reference to Exhibit 5(i) to Post-Effective Amendment No. 30 to the Registration Statement.

 (ff) Incorporated by reference to Exhibit 1(m) to Post-Effective Amendment No. 30 to the Registration Statement.

   *  Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Registrant does not control any other person. Except that substantially all of Registrant's issued and outstanding shares are and will be held by Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York and Family Life Insurance Company for their Separate Accounts, the Registrant is not under common control with any other person.

ITEM 25. INDEMNIFICATION.

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys' fees and judgments, fines and amounts paid in settlement actually and reasonably incurred by the corporate representative in connection with the proceeding, if; (i) he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant; and (ii) with respect to any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant. Under each Distribution

Agreement, the Registrant has agreed to indemnify the Distributor against any loss, liability, claim, damage or expense arising out of any untrue statement of a material fact, or an omission to state a material fact, in any registration statement, prospectus or report to shareholders of the Registrant. Reference is made to Article VI of Registrant's Certificate of Incorporation, Article VI of Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and
Section 9 of each Distribution Agreement.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF MANAGER.


     Merrill Lynch Asset Management, L.P. (the "Manager" or "MLAM"), acts as the investment adviser for the following open-end registered investment companies:
Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Focus Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as subadviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.


     Fund Asset Management, L.P. ("FAM"), an affiliate of the Investment Adviser, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and The Municipal Fund Accumulation Program, Inc.;

and the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Florida Insured Fund IV, MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc. and Worldwide DollarVest Fund, Inc.


     The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2646. The address of the Manager and FAM is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Princeton Funds Distributor, Inc. (PFD) and of Merrill Lynch Funds Distributor, Inc. ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281. The address of Merrill Lynch Financial Data Services, Inc. ("MLFDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.


     Set forth below is a list of each executive officer and director of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since December 1, 1996 for his, her own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President, Mr. Glenn is Executive Vice President, and Mr. Burke is Treasurer of all or substantially all of the investment companies described in the first two paragraphs of this Item 26, and Messrs. Giordano, Harvey, Kirstein and Monagle are directors or officers of one or more of such companies.



                                            POSITIONS WITH       OTHER SUBSTANTIAL BUSINESS, PROFESSION,
                NAME                      INVESTMENT ADVISER             VOCATION OR EMPLOYMENT
                ----                      ------------------     ---------------------------------------
ML & Co..............................  Limited Partner           Financial Services Holding Company;
                                                                   Limited Partner of MLAM
Princeton Services...................  General Partner           General Partner of MLAM ("Princeton
                                                                   Services")

                                            POSITIONS WITH       OTHER SUBSTANTIAL BUSINESS, PROFESSION,
                NAME                      INVESTMENT ADVISER             VOCATION OR EMPLOYMENT
                ----                      ------------------     ---------------------------------------
Jeffrey M. Peek......................  President                 President of MLAM; President and
                                                                   Director of Princeton Services;
                                                                   Executive Vice President of ML & Co.;
                                                                   Managing Director and Co-Head of the
                                                                   Investment Banking Division of
                                                                   Merrill Lynch in 1997; Senior Vice
                                                                   President and Director of the Global
                                                                   Securities and Economics Division of
                                                                   Merrill Lynch from 1995 to 1997.
Terry K. Glenn.......................  Executive Vice President  Executive Vice President of MLAM and
                                                                   FAM; Executive Vice President and
                                                                   Director of Princeton Services;
                                                                   President and Director of PFD;
                                                                   President of Princeton
                                                                   Administrations, L.P.
Robert W. Crook......................  Senior Vice President     Senior Vice President of MLFD; Vice
                                                                   President of MLFD and Vice President
                                                                   of FAM
Donald C. Burke......................  Senior Vice President     Senior Vice President and Treasurer of
                                       and Treasurer               MLAM; Senior Vice President and
                                                                   Treasurer of Princeton Services; Vice
                                                                   President and Treasurer of PFD; First
                                                                   Vice President of MLAM from 1997 to
                                                                   1999; Vice President of MLAM from
                                                                   1990 to 1997; Director of Taxation of
                                                                   MLAM
Michael G. Clark.....................  Senior Vice President     Senior Vice President of MLAM; Senior
                                                                   Vice President of Princeton Services
Mark A. Desario......................  Senior Vice President     Senior Vice President of FAM; Senior
                                                                   Vice President of Princeton Services
Linda L. Federici....................  Senior Vice President     Senior Vice President of MLAM and FAM;
                                                                   Senior Vice President of Princeton
                                                                   Services
Vincent R. Giordano..................  Senior Vice President     Senior Vice President of MLAM; Senior
                                                                   Vice President of Princeton Services
Michael J. Hennewinkel...............  Senior Vice President,    Senior Vice President, General Counsel
                                       General Counsel and         and Secretary of MLAM; Senior Vice
                                       Secretary                   President of Princeton Services
Philip L. Kirstein...................  Senior Vice President     Senior Vice President of MLAM; Senior
                                                                   Vice President, General Counsel,
                                                                   Director and Secretary of Princeton
                                                                   Services
Ronald M. Kloss......................  Senior Vice President     Senior Vice President of MLAM; Senior
                                                                   Vice President of Princeton Services
Debra Landsman-Yaros.................  Senior Vice President     Senior Vice President of MLAM; Vice
                                                                   President of MLFD; Senior Vice
                                                                   President of Princeton Services, Vice
                                                                   President of PDF
Stephen M. M. Miller.................  Senior Vice President     Executive Vice President of Princeton
                                                                   Administrators, L.P.; Senior Vice
                                                                   President of Princeton Services
Joseph T. Monagle, Jr................  Senior Vice President     Senior Vice President of MLAM; Senior
                                                                   Vice President of Princeton Services
Brian A. Murdock.....................  Senior Vice President     Senior Vice President of MLAM; Senior
                                                                   Vice President of Princeton Services

                                            POSITIONS WITH       OTHER SUBSTANTIAL BUSINESS, PROFESSION,
                NAME                      INVESTMENT ADVISER             VOCATION OR EMPLOYMENT
                ----                      ------------------     ---------------------------------------
Gregory D. Upah......................  Senior Vice President     Senior Vice President of MLAM; Senior
                                                                   Vice President of Princeton Services



     (b) Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") acts as sub-adviser for the following registered investment companies; Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Americas Income Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Consults International Portfolio, Merrill Lynch Convertible Fund, Inc., Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Pacific Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Series Trust Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc., and Worldwide DollarVest Fund, Inc. The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM U.K. is Milton Gate, 1 Moor Lane, London EC2Y 9HA, England.


     Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business profession, vocation or employment of a substantial nature in which each such person had been engaged since December 1, 1996, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Zeikel, Albert, Bascand, Glenn, Richard and Yardley are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 26:


                                         POSITIONS WITH             OTHER SUBSTANTIAL BUSINESS,
               NAME                    INVESTMENT ADVISER       PROFESSION, VOCATION OR EMPLOYMENT
               ----                    ------------------       ----------------------------------
Alan J. Albert....................  Senior Managing Director  Vice President of the Manager
Nicholas C.D. Hall................  Director                  Director of Merrill Lynch Europe PLC,
                                                                General Counsel of Merrill Lynch
                                                                International Private Banking Group
Carol Ann Langham.................  Company Secretary         None
Debra Anne Searle.................  Assistant Company         None
                                    Secretary


ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) MLFD, a division of PFD, acts as the principal underwriter for the Registrant and for each of the registered investment companies referred to in the first two paragraphs of Item 26 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., and The Municipal Fund Accumulation Program; and MLFD also acts as principal underwriter for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. A separate division of PFD acts as the principal underwriter of a number of other investment companies.

     (b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Crook, Brady, Breen, Fatseas and Wasel, is One Financial Center, Boston, Massachusetts 02111-2646.



                                          POSITIONS AND OFFICES              POSITIONS AND OFFICES
                NAME                         WITH UNDERWRITER                   WITH REGISTRANT
                ----                      ---------------------              ---------------------
Terry K. Glenn.......................  President                     President and Director
Michael G. Clark.....................  Director and Treasurer        None
Robert W. Crook......................  Senior Vice President         None
Mark A. DeSario......................  Vice President                None
Michelle T. Lau......................  Vice President                None
Salvatore Venezia....................  Vice President                None
Kevin Boman..........................  Vice President                None
Michael J. Brady.....................  Vice President                None
William M. Breen.....................  Vice President                None
James T. Fascas......................  Vice President                None
William Wasel........................  Vice President                None
Debra W. Landsman-Yros...............  Vice President                None
Mark E. Macguire.....................  Vice President                None
Patricia A. Schena...................  Vice President                None
Donald C. Burke......................  Vice President                Vice President and Treasurer
Robert Harris........................  Secretary                     None


     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 as amended and the Rules thereunder will be maintained at the offices of the Registrant, its Investment Adviser, its Custodian, and its Transfer Agent.

ITEM 29. MANAGEMENT SERVICES.

     Other than as set forth in the Prospectus constituting Part A of the Registration Statement and under the captions "Management of the Company" and "Investment Advisory Arrangements" in the Statement of

Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 30. UNDERTAKINGS.

     The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request, and without charge.

     The Company hereby undertakes to comply with the restrictions on indemnification set forth in Investment Company Act Release No. IC-11330, September 2, 1980.

                                   SIGNATURES


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS AMENDMENT TO ITS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE TOWNSHIP OF PLAINSBORO, AND STATE OF NEW JERSEY, ON THE 1ST DAY OF MARCH, 1999.


                                          Merrill Lynch Variable Series Fund,
                                          Inc.
                                                  (Registrant)

                                          By:       /s/ ARTHUR ZEIKEL
                                            ------------------------------------
                                                 (Arthur Zeikel, President)

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS AMENDMENT TO THE REGISTRANT'S REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.


                     SIGNATURE                                    TITLE                     DATE
                     ---------                                    -----                     ----

                 /s/ ARTHUR ZEIKEL                     President and Director             March 1, 1999
---------------------------------------------------      (Principal Executive
                  (Arthur Zeikel)                        Officer)

                         *                             Treasurer (Principal
---------------------------------------------------      Financial and Accounting
                 (Donald C. Burke)                       Officer)

                         *                             Director
---------------------------------------------------
                  (Walter Mintz)

                         *                             Director
---------------------------------------------------
                (Melvin R. Seiden)

                         *                             Director
---------------------------------------------------
               (Stephen B. Swensrud)

                         *                             Director
---------------------------------------------------
                   (Joe Grills)

                         *                             Director
---------------------------------------------------
             (Robert S. Salomon, Jr.)

               By: /s/ ARTHUR ZEIKEL
  ----------------------------------------------
                  (Arthur Zeikel)
                 Attorney-in-Fact